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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2361

Voya Intermediate Bond Portfolio (formerly ING Intermediate Bond Portfolio)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 to June 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Variable Product Funds

■	Voya Balanced Portfolio (formerly, ING Balanced Portfolio)
■	Voya Global Value Advantage Portfolio (formerly, ING Global Value Advantage Portfolio)
■	Voya Growth and Income Portfolio (formerly, ING Growth and Income Portfolio)
■	Voya Intermediate Bond Portfolio (formerly, ING Intermediate Bond Portfolio)
■	Voya Money Market Portfolio (formerly, ING Money Market Portfolio)
■	Voya Small Company Portfolio (formerly, ING Small Company Portfolio)

     E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1 “Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added

3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Balanced Portfolio
Class I	$1,000.00	$1,054.20	0.64%	$3.26	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,053.30	0.89	4.53	1,000.00	1,020.38	0.89	4.46
Voya Global Value Advantage Portfolio
Class ADV	1,000.00	1,064.90	1.14	5.84	1,000.00	1,019.14	1.14	5.71
Class S	1,000.00	1,067.00	0.89	4.56	1,000.00	1,020.38	0.89	4.46
Voya Growth and Income Portfolio
Class ADV	1,000.00	1,066.60	1.04	5.33	1,000.00	1,019.64	1.04	5.21
Class I	1,000.00	1,069.20	0.59	3.03	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,067.60	0.84	4.31	1,000.00	1,020.63	0.84	4.21
Class S2	1,000.00	1,066.70	0.99	5.07	1,000.00	1,019.89	0.99	4.96
Voya Intermediate Bond Portfolio
Class ADV	1,000.00	1,048.10	0.97	4.93	1,000.00	1,019.98	0.97	4.86
Class I	1,000.00	1,050.20	0.47	2.39	1,000.00	1,022.46	0.47	2.36
Class S	1,000.00	1,048.80	0.72	3.66	1,000.00	1,021.22	0.72	3.61
Class S2	1,000.00	1,047.20	0.87	4.42	1,000.00	1,020.48	0.87	4.36
Voya Money Market Portfolio
Class I	1,000.00	1,000.20	0.19	0.94	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,000.20	0.19	0.94	1,000.00	1,023.85	0.19	0.95
Voya Small Company Portfolio
Class ADV	1,000.00	1,034.60	1.34	6.76	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	1,037.00	0.84	4.24	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,035.60	1.09	5.50	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,034.80	1.24	6.26	1,000.00	1,018.65	1.24	6.21

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$517,913,737	$177,125,437	$4,402,682,830
Short-term investments at fair value**	19,779,748	12,470,568	145,510,186
Total investments at fair value	$537,693,485	$189,596,005	$4,548,193,016
Cash	24,822,607	360	74,696
Cash collateral for futures	2,687,041	258,560	1,998,699
Cash pledged for centrally cleared swaps (Note 2)	215,000	—	—
Foreign currencies at value***	—	224,145	—
Foreign cash collateral for futures****	43,492	—	—
Receivables:
Investment securities sold	22,461,156	110,116	—
Investment securities sold on a delayed-delivery or when-issued basis	3,488,969	—	—
Fund shares sold	22,516	—	164,761
Dividends	477,384	476,779	8,297,798
Interest	911,731	—	—
Foreign tax reclaims	161,969	328,156	50,837
Unrealized appreciation on forward foreign currency contracts	618,247	—	—
Unrealized appreciation on OTC swap agreements	13,841	—	—
Variation margin receivable on centrally cleared swaps	377,616	—	—
Prepaid expenses	2,291	688	18,522
Other assets	127,701	9,057	528,106
Total assets	594,125,046	191,003,866	4,559,326,435

LIABILITIES:
Payable for investment securities purchased	16,411,883	2,782,733	49,442,241
Payable for investment securities purchased on a delayed-delivery or when-issued basis	27,072,803	—	—
Payable for fund shares redeemed	78,983	53,223	4,265,477
Payable upon receipt of securities loaned	4,829,061	2,758,568	—
Unrealized depreciation on forward foreign currency contracts	879,416	—	—
Upfront payments received on OTC swap agreements	121,778	—	—
Unrealized depreciation on OTC swap agreements	50,784	—	—
Variation margin payable on centrally cleared swaps	387,805	—	—
Payable for investment management fees	223,485	70,023	1,845,171
Payable for administrative fees	24,583	15,222	202,963
Payable for distribution and shareholder service fees	1,122	38,337	701,486
Payable to custodian due to foreign currency overdraft*****	88,074	—	—
Payable for directors fees	2,691	889	22,070
Payable to directors under the deferred compensation plan (Note 6)	127,701	9,057	528,106
Other accrued expenses and liabilities	166,201	79,624	487,535
Written options, at fair value^	308,395	—	—
Total liabilities	50,774,765	5,807,676	57,495,049
NET ASSETS	$543,350,281	$185,196,190	$4,501,831,386

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$530,634,853	$188,204,687	$3,174,473,654
Undistributed net investment income	6,424,993	2,637,165	41,312,373
Accumulated net realized gain (loss)	(41,184,689)	(22,931,744)	273,026,521
Net unrealized appreciation	47,475,124	17,286,082	1,013,018,838
NET ASSETS	$543,350,281	$185,196,190	$4,501,831,386

+ Including securities loaned at value	$4,681,746	$2,702,528	$—
* Cost of investments in securities	$470,325,072	$159,893,370	$3,390,219,983
** Cost of short-term investments	$19,779,748	$12,470,568	$145,510,186
*** Cost of foreign currencies	$—	$224,011	$—
**** Cost of foreign cash collateral for futures	$43,492	$—	$—
***** Cost of foreign currency overdraft	$91,005	$—	$—
^ Premiums received on written options	$234,309	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	n/a	$1,363,993	$1,424,368,205
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.000
Shares outstanding	n/a	147,141	42,583,093
Net asset value and redemption price per share	n/a	$9.27	$33.45

Class I
Net assets	$537,973,271	n/a	$2,226,351,617
Shares authorized	500,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	37,021,792	n/a	65,760,132
Net asset value and redemption price per share	$14.53	n/a	$33.86

Class S
Net assets	$5,377,010	$183,832,197	$849,809,957
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	371,950	19,649,330	25,364,427
Net asset value and redemption price per share	$14.46	$9.36	$33.50

Class S2
Net assets	n/a	n/a	$1,301,607
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$1.000
Shares outstanding	n/a	n/a	39,294
Net asset value and redemption price per share	n/a	n/a	$33.12

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$5,293,406,725	$—	$693,897,684
Investments in affiliates at fair value**	446,842,069	—	—
Short-term investments at fair value***	48,274,508	—	25,722,455
Total investments at fair value	$5,788,523,302	$—	$719,620,139
Short-term investments at amortized cost	32,612,852	687,012,299	—
Cash	12,031,378	—	235,493
Cash collateral for futures	6,812,785	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	10,836,000	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	240,000	—	—
Receivables:
Investment securities sold	923,963,365	42,499,284	3,554,673
Investment securities sold on a delayed-delivery or when-issued basis	31,522,715	—	—
Fund shares sold	3,963,475	1,620,915	3,440,641
Dividends	—	84	637,935
Interest	25,198,244	317,740	—
Foreign tax reclaims	—	—	12,824
Unrealized appreciation on forward foreign currency contracts	321,562	—	—
Prepaid expenses	7,886	4,849	2,964
Other assets	330,308	194,306	51,514
Total assets	6,836,363,872	731,649,477	727,556,183

LIABILITIES:
Payable for investment securities purchased	374,497,284	37,734,601	4,028,874
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,574,103,736	—	—
Payable for fund shares redeemed	353,782	16,741	2,827,254
Payable upon receipt of securities loaned	36,681,551	—	15,690,455
Unrealized depreciation on forward foreign currency contracts	707,556	—	—
Upfront payments received on OTC swap agreements	6,765,635	—	—
Unrealized depreciation on OTC swap agreements	2,780,501	—	—
Cash received as collateral for OTC derivatives (Note 2)	1,330,000	—	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	2,705,999	—	—
Payable for investment management fees	1,568,842	143,800	428,673
Payable for administrative fees	217,545	31,635	31,435
Payable for distribution and shareholder service fees	835,303	12	26,817
Payable to custodian due to bank overdraft	—	2,115	—
Payable for directors fees	17,934	3,634	3,453
Payable to directors under the deferred compensation plan (Note 6)	330,308	194,306	51,514
Other accrued expenses and liabilities	520,362	34,755	72,825
Written options, at fair value^	11,708,082	—	—
Total liabilities	2,015,124,420	38,161,599	23,161,300
NET ASSETS	$4,821,239,452	$693,487,878	$704,394,883

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,831,445,104	$693,594,559	$503,141,322
Undistributed (distributions in excess of) net investment income	67,858,638	(137,755)	1,890,332
Accumulated net realized gain (loss)	(186,014,287)	31,074	30,277,587
Net unrealized appreciation	107,949,997	—	169,085,642
NET ASSETS	$4,821,239,452	$693,487,878	$704,394,883

+ Including securities loaned at value	$35,750,555	$—	$15,271,531
* Cost of investments in securities	$5,177,052,635	$—	$524,812,042
** Cost of investments in affiliates	$448,875,902	$—	$—
*** Cost of short-term investments	$48,274,468	$—	$25,722,455
^ Premiums received on written options	$8,330,980	$—	$—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$192,868,290	n/a	$6,884,787
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	14,830,240	n/a	313,655
Net asset value and redemption price per share	$13.01	n/a	$21.95

Class I
Net assets	$942,172,708	$693,381,712	$579,904,177
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	71,814,617	693,230,247	25,620,442
Net asset value and redemption price per share	$13.12	$1.00	$22.63

Class S
Net assets	$3,683,585,135	$106,166	$117,569,991
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	282,616,730	106,141	5,280,524
Net asset value and redemption price per share	$13.03	$1.00	$22.26

Class S2
Net assets	$2,613,319	n/a	$35,928
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	200,808	n/a	1,627
Net asset value and redemption price per share	$13.01	n/a	$22.08

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,768,239	$3,391,733	$59,842,909
Interest, net of foreign taxes withheld*	2,371,711	—	3,175
Securities lending income, net	53,438	34,013	5,934
Total investment income	8,193,388	3,425,746	59,852,018

EXPENSES:
Investment management fees	1,334,136	405,744	10,944,551
Distribution and shareholder service fees:
Class ADV	—	3,228	3,494,623
Class S	6,989	218,899	1,042,762
Class S2	—	—	3,017
Transfer agent fees	326	59	5,032
Administrative service fees	146,750	88,205	1,203,864
Shareholder reporting expense	22,690	5,162	171,928
Professional fees	27,909	15,449	155,763
Custody and accounting expense	142,925	38,035	211,142
Directors fees	8,071	2,668	66,212
Miscellaneous expense	12,378	4,780	78,765
Interest expense	1,001	204	22
Total expenses	1,703,175	782,433	17,377,681
Net waived and reimbursed fees	—	—	(350,071)
Net expenses	1,703,175	782,433	17,027,610
Net investment income	6,490,213	2,643,313	42,824,408

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	24,698,418	11,281,700	455,784,501
Foreign currency related transactions	231,712	7,499	13,670
Futures	788,125	2,964	2,798,889
Swaps	(111,834)	—	—
Written options	(27,781)	—	—
Net realized gain	25,578,640	11,292,163	458,597,060
Net change in unrealized appreciation (depreciation) on:
Investments	(3,669,542)	(2,480,531)	(209,417,794)
Foreign currency related transactions	(139,812)	260	290
Futures	120,711	36,172	(1,227,930)
Swaps	85,321	—	—
Written options	(74,086)	—	—
Net change in unrealized appreciation (depreciation)	(3,677,408)	(2,444,099)	(210,645,434)
Net realized and unrealized gain	21,901,232	8,848,064	247,951,626
Increase in net assets resulting from operations	$28,391,445	$11,491,377	$290,776,034

* Foreign taxes withheld	$137,436	$200,953	$146,012

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$498	$4,620,343
Interest, net of foreign taxes withheld*	70,628,992	678,742	—
Dividends from affiliated funds	9,065,215	—	—
Securities lending income, net	55,052	—	351,093
Total investment income	79,749,259	679,240	4,971,436

EXPENSES:
Investment management fees	7,068,755	900,379	2,568,754
Distribution and shareholder service fees:
Class ADV	300,839	—	17,360
Class S	3,180,705	135	149,353
Class S2	5,655	—	81
Transfer agent fees	3,819	366	522
Administrative service fees	978,237	198,077	188,369
Shareholder reporting expense	108,175	39,330	33,855
Registration fees	—	—	1,409
Professional fees	67,108	32,369	30,584
Custody and accounting expense	141,542	44,184	31,130
Directors fees	53,802	10,901	10,360
Miscellaneous expense	18,530	13,793	3,754
Interest expense	321	103	108
Total expenses	11,927,488	1,239,637	3,035,639
Net waived and reimbursed fees	(1,131)	(560,397)	(16)
Net expenses	11,926,357	679,240	3,035,623
Net investment income	67,822,902	—	1,935,813

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	51,460,271	33,141	41,255,177
Foreign currency related transactions	(1,056,736)	—	—
Futures	(7,138,885)	—	—
Swaps	(2,369,237)	—	—
Net realized gain	40,895,413	33,141	41,255,177
Net change in unrealized appreciation (depreciation) on:
Investments	53,735,612	—	(18,620,495)
Affiliated underlying funds	15,089,481	—	—
Foreign currency related transactions	(341,035)	—	—
Futures	721,566	—	—
Swaps	(1,784,576)	—	—
Written options	(3,377,102)	—	—
Net change in unrealized appreciation (depreciation)	64,043,946	—	(18,620,495)
Net realized and unrealized gain	104,939,359	33,141	22,634,682
Increase in net assets resulting from operations	$172,762,261	$33,141	$24,570,495

* Foreign taxes withheld	$—	$11	$472

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Balanced Portfolio		Voya Global Value Advantage Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$6,490,213	$11,440,870	$2,643,313	$5,303,700
Net realized gain	25,578,640	46,953,111	11,292,163	18,746,529
Net change in unrealized appreciation (depreciation)	(3,677,408)	24,211,359	(2,444,099)	(1,179,605)
Increase in net assets resulting from operations	28,391,445	82,605,340	11,491,377	22,870,624

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(34,754)	(45,612)
Class I	(8,579,430)	(11,524,626)	—	—
Class S	(77,897)	(108,216)	(5,096,647)	(6,360,001)
Total distributions	(8,657,327)	(11,632,842)	(5,131,401)	(6,405,613)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,298,610	7,587,067	4,988,547	7,314,087
Reinvestment of distributions	8,657,327	11,632,842	5,131,401	6,405,613
	11,955,937	19,219,909	10,119,948	13,719,700
Cost of shares redeemed	(32,282,708)	(72,065,977)	(11,923,320)	(31,238,818)
Net decrease in net assets resulting from capital share transactions	(20,326,771)	(52,846,068)	(1,803,372)	(17,519,118)
Net increase (decrease) in net assets	(592,653)	18,126,430	4,556,604	(1,054,107)

NET ASSETS:
Beginning of year or period	543,942,934	525,816,504	180,639,586	181,693,693
End of year or period	$543,350,281	$543,942,934	$185,196,190	$180,639,586
Undistributed net investment income at end of year or period	$6,424,993	$8,592,107	$2,637,165	$5,125,253

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$42,824,408	$45,528,943	$67,822,902	$72,896,535
Net realized gain	458,597,060	512,899,626	40,895,413	2,300,794
Net change in unrealized appreciation (depreciation)	(210,645,434)	575,909,874	64,043,946	(81,070,201)
Increase (decrease) in net assets resulting from operations	290,776,034	1,134,338,443	172,762,261	(5,872,872)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11,891,951)	(100,693)	(1,083,732)
Class I	—	(26,741,182)	(495,602)	(29,108,399)
Class S	—	(8,705,057)	(1,965,459)	(35,876,256)
Class S2	—	(10,811)	(1,468)	(50,560)
Total distributions	—	(47,349,001)	(2,563,222)	(66,118,947)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,322,905	87,000,910	107,444,434	141,538,526
Proceeds from shares issued in merger (Note 14)	—	270,921,112	2,882,928,924	—
Reinvestment of distributions	—	47,326,587	2,563,050	66,105,078
	33,322,905	405,248,609	2,992,936,408	207,643,604
Cost of shares redeemed	(313,196,576)	(891,753,358)	(367,691,380)	(368,540,853)
Net increase (decrease) in net assets resulting from capital share transactions	(279,873,671)	(486,504,749)	2,625,245,028	(160,897,249)
Net increase (decrease) in net assets	10,902,363	600,484,693	2,795,444,067	(232,889,068)

NET ASSETS:
Beginning of year or period	4,490,929,023	3,890,444,330	2,025,795,385	2,258,684,453
End of year or period	$4,501,831,386	$4,490,929,023	$4,821,239,452	$2,025,795,385
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$41,312,373	$(1,512,035)	$67,858,638	$2,598,958

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Money Market Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$—	$—	$1,935,813	$2,110,998
Net realized gain	33,141	107,849	41,255,177	79,092,778
Net change in unrealized appreciation (depreciation)	—	—	(18,620,495)	126,299,108
Increase in net assets resulting from operations	33,141	107,849	24,570,495	207,502,884

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(4,517)
Class I	—	—	(1,995,917)	(2,661,798)
Class S	—	—	(116,064)	(323,038)
Class S2	—	—	—	(435)
Net realized gains:
Class ADV	—	—	(780,154)	(561,010)
Class I	(109,900)	(160,387)	(61,891,884)	(41,429,239)
Class S	(16)	(24)	(13,010,836)	(9,277,948)
Class S2	—	—	(3,725)	(20,332)
Total distributions	(109,916)	(160,411)	(77,798,580)	(54,278,317)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,204,139	97,970,752	38,672,732	70,836,881
Reinvestment of distributions	109,916	160,411	77,798,580	54,278,317
	32,314,055	98,131,163	116,471,312	125,115,198
Cost of shares redeemed	(107,408,091)	(305,023,492)	(64,738,058)	(152,172,113)
Net increase (decrease) in net assets resulting from capital share transactions	(75,094,036)	(206,892,329)	51,733,254	(27,056,915)
Net increase (decrease) in net assets	(75,170,811)	(206,944,891)	(1,494,831)	126,167,652

NET ASSETS:
Beginning of year or period	768,658,689	975,603,580	705,889,714	579,722,062
End of year or period	$693,487,878	$768,658,689	$704,394,883	$705,889,714
Undistributed (distributions in excess of) net investment income at end of year or period	$(137,755)	$(137,755)	$1,890,332	$2,066,500

See Accompanying Notes to Financial Statements

13

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-14	14.01	0.17	•	0.58	0.75	0.23	—	—	0.23	—	14.53	5.42	0.64	0.64		0.64		2.44		537,973	101
12-31-13	12.27	0.28	•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64		0.64		2.13		538,114	210
12-31-12	11.13	0.30	•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64		0.64		2.57		520,249	234
12-31-11	11.58	0.29	•	(0.43)	(0.14)	0.31	—	—	0.31	—	11.13	(1.40)	0.65	0.65		0.65		2.51		524,887	259
12-31-10	10.42	0.27	•	1.19	1.46	0.30	—	—	0.30	—	11.58	14.22	0.62	0.62	†	0.62	†	2.47	†	614,261	328
12-31-09	9.18	0.24	•	1.43	1.67	0.43	—	—	0.43	—	10.42	19.23	0.63	0.63	†	0.63	†	2.55	†	631,106	337
Class S
06-30-14	13.92	0.15	•	0.59	0.74	0.20	—	—	0.20	—	14.46	5.33	0.89	0.89		0.89		2.18		5,377	101
12-31-13	12.20	0.24	•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89		0.89		1.88		5,829	210
12-31-12	11.05	0.27	•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89		0.89		2.32		5,567	234
12-31-11	11.50	0.26	•	(0.43)	(0.17)	0.28	—	—	0.28	—	11.05	(1.66)	0.90	0.90		0.90		2.25		5,953	259
12-31-10	10.36	0.24		1.18	1.42	0.28	—	—	0.28	—	11.50	13.87	0.87	0.87	†	0.87	†	2.22	†	7,933	328
12-31-09	9.12	0.21	•	1.43	1.64	0.40	—	—	0.40	—	10.36	18.94	0.88	0.88	†	0.88	†	2.30	†	7,374	337
Voya Global Value Advantage Portfolio
Class ADV
06-30-14	8.94	0.12	•	0.45	0.57	0.24	—	—	0.24	—	9.27	6.49	1.14	1.14		1.14		2.75		1,364	59
12-31-13	8.15	0.23	•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28		1.28		2.70		1,312	122
12-31-12	7.38	0.25	•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34		1.34		3.25		1,485	23
12-31-11	7.93	0.27	•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34		1.34		3.48		812	25
12-31-10	7.76	0.20	•	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34	†	1.34	†	2.67	†	695	47
12-31-09	5.99	0.22		1.55	1.77	—	—	—	—	—	7.76	29.55	1.31	1.29	†	1.29	†	3.40	†	1	66
Class S
06-30-14	9.03	0.13	•	0.46	0.59	0.26	—	—	0.26	—	9.36	6.70	0.89	0.89		0.89		3.00		183,832	59
12-31-13	8.23	0.25	•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03		1.03		2.96		179,327	122
12-31-12	7.44	0.27	•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09		1.09		3.54		180,208	23
12-31-11	7.96	0.30	•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09		1.09		3.76		173,576	25
12-31-10	7.77	0.24	•	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09	†	1.09	†	3.23	†	206,216	47
12-31-09	5.98	0.23		1.56	1.79	—	—	—	—	—	7.77	29.93	1.06	1.04	†	1.04	†	3.74	†	219,257	66

See Accompanying Notes to Financial Statements

14

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Growth and Income Portfolio
Class ADV
06-30-14	31.36	0.27	•	1.82	2.09	—	—	—	—	—	33.45	6.66	1.09	1.04		1.04		1.70		1,424,368	56
12-31-13	24.31	0.22	•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04		1.04		0.80		1,441,995	49
12-31-12	21.39	0.29	•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04		1.04		1.23		1,251,577	57
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19	—	—	0.19	—	21.39	(0.72)	1.08	1.03		1.03		1.03		1,221,084	75
12-31-10	19.31	0.15	•	2.47	2.62	0.19	—	—	0.19	—	21.74	13.55	1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—	0.20	—	19.31	29.69	1.11	1.11	†	1.11	†	1.10	†	1,302	104
Class I
06-30-14	31.67	0.34	•	1.85	2.19	—	—	—	—	—	33.86	6.92	0.59	0.59		0.59		2.15		2,226,352	56
12-31-13	24.54	0.35	•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59		0.59		1.25		2,182,314	49
12-31-12	21.59	0.40	•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59		0.59		1.68		1,865,425	57
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29	—	—	0.29	—	21.59	(0.27)	0.58	0.58		0.58		1.39		1,873,712	75
12-31-10	19.42	0.22		2.53	2.75	0.23	—	—	0.23	—	21.94	14.14	0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—	0.26	—	19.42	30.24	0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
Class S
06-30-14	31.38	0.30	•	1.82	2.12	—	—	—	—	—	33.50	6.76	0.84	0.84		0.84		1.90		849,810	56
12-31-13	24.32	0.28	•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84		0.84		1.00		865,453	49
12-31-12	21.40	0.34	•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84		0.84		1.42		772,713	57
12-31-11	21.77	0.24	•	(0.35)	(0.11)	0.26	—	—	0.26	—	21.40	(0.51)	0.83	0.83		0.83		1.13		795,131	75
12-31-10	19.28	0.18		2.48	2.66	0.17	—	—	0.17	—	21.77	13.81	0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	15.00	0.19		4.32	4.51	0.23	—	—	0.23	—	19.28	30.03	0.86	0.86	†	0.86	†	1.34	†	481,897	104
Class S2
06-30-14	31.05	0.27	•	1.80	2.07	—	—	—	—	—	33.12	6.67	1.09	0.99		0.99		1.75		1,302	56
12-31-13	24.08	0.22		7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99		0.99		0.85		1,167	49
12-31-12	21.23	0.35	•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99		0.99		1.47		728	57
12-31-11	21.52	0.41	•	(0.54)	(0.13)	0.16	—	—	0.16	—	21.23	(0.59)	1.08	0.98		0.98		1.99		217	75
12-31-10	19.26	0.14		2.28	2.42	0.16	—	—	0.16	—	21.52	12.55	1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5) -
12-31-09	12.69	(0.06	)•	6.72	6.66	0.09	—	—	0.09	—	19.26	52.46	1.11	1.01	†	1.01	†	(0.39	)†	5	104

See Accompanying Notes to Financial Statements

15

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Intermediate Bond Portfolio
Class ADV
06-30-14	12.42	0.22	•	0.38	0.60	0.01	—	—	0.01	—	13.01	4.81	0.97	0.97		0.97		3.46		192,868	212
12-31-13	12.88	0.39		(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99		0.99		3.05		37,058	389
12-31-12	12.34	0.42	•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00		1.00		3.25		34,473	425
12-31-11	12.04	0.47	•	0.38	0.85	0.55	—	—	0.55	—	12.34	7.04	1.00	1.00		1.00		3.76		16,953	456
12-31-10	11.62	0.57	•	0.48	1.05	0.63	—	—	0.63	—	12.04	9.01	1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	11.12	0.47		0.76	1.23	0.73	—	—	0.73	—	11.62	11.08	1.01	1.01	†	1.01	†	4.08	†	1	692
Class I
06-30-14	12.50	0.26	•	0.37	0.63	0.01	—	—	0.01	—	13.12	5.02	0.47	0.47		0.47		4.09		942,173	212
12-31-13	12.96	0.45		(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49		0.49		3.57		846,916	389
12-31-12	12.40	0.49	•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50		0.50		3.78		1,001,255	425
12-31-11	12.07	0.54	•	0.37	0.91	0.58	—	—	0.58	—	12.40	7.54	0.50	0.50		0.50		4.31		1,205,691	456
12-31-10	11.57	0.61	•	0.53	1.14	0.64	—	—	0.64	—	12.07	9.84	0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	11.08	0.53	•	0.75	1.28	0.79	—	—	0.79	—	11.57	11.57	0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
Class S
06-30-14	12.43	0.24	•	0.37	0.61	0.01	—	—	0.01	—	13.03	4.88	0.72	0.72		0.72		3.73		3,683,585	212
12-31-13	12.89	0.44		(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74		0.74		3.31		1,140,317	389
12-31-12	12.34	0.45	•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75		0.75		3.52		1,221,680	425
12-31-11	12.01	0.51	•	0.37	0.88	0.55	—	—	0.55	—	12.34	7.30	0.75	0.75		0.75		4.09		1,247,149	456
12-31-10	11.52	0.57	•	0.52	1.09	0.60	—	—	0.60	—	12.01	9.51	0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	11.00	0.50	•	0.75	1.25	0.73	—	—	0.73	—	11.52	11.38	0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
Class S2
06-30-14	12.43	0.20	•	0.39	0.59	0.01	—	—	0.01	—	13.01	4.72	0.97	0.87		0.87		3.22		2,613	212
12-31-13	12.92	0.44		(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89		0.89		3.45		1,505	389
12-31-12	12.37	0.41		0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90		0.90		3.37		1,277	425
12-31-11	12.08	0.52	•	0.34	0.86	0.57	—	—	0.57	—	12.37	7.14	1.00	0.90		0.90		4.20		1,001	456
12-31-10	11.59	0.55	•	0.53	1.08	0.59	—	—	0.59	—	12.08	9.29	1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(5) -
12-31-09	10.79	0.42	•	1.15	1.57	0.77	—	—	0.77	—	11.59	14.59	1.01	0.91	†	0.91	†	4.31	†	3	692

See Accompanying Notes to Financial Statements

16

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations						Less Distributions											Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital		Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)		($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Money Market Portfolio (a)
Class I
06-30-14	1.00	—		0.00	*	0.00		—		0.00	*	—		0.00	*	—	1.00	0.02	0.34	0.19		0.19		—		693,382	—
12-31-13	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—		0.00	*	—	1.00	0.02	0.34	0.23		0.23		0.00		768,521	—
12-31-12	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—		0.00	*	—	1.00	0.03	0.34	0.34		0.34		0.03		975,469	—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	1.00	0.02	0.34	0.26		0.26		0.00	*	1,176,157	—
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		0.00	*	0.00	*	—	1.00	0.24	0.34	0.31	†	0.31	†	0.02	†	1,069,947	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—		0.00	*	—	1.00	0.33	0.37	0.37		0.37		0.25		1,328,429	—
Class S
06-30-14	1.00	—		0.00	*	0.00		—		0.00	*	—		0.00	*	—	1.00	0.02	0.59	0.19		0.19		—		106	—
12-31-13	1.00	—		0.00	*	0.00		—		0.00	*	—		0.00	*	—	1.00	0.02	0.59	0.23		0.23		0.00		138	—
12-31-12	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—		—		—	1.00	0.00	0.59	0.36		0.36		0.01		134	—
12-31-11	1.00	—		0.00	*	0.00		—		0.00	*	0.00	*	0.00	*	—	1.00	0.02	0.59	0.26		0.26		0.00		314	—
03-15-10(5) -
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—		0.00	*	—	1.00	0.00	0.59	0.36	†	0.36	†	0.00	*†	313	—
Voya Small Company Portfolio
Class ADV
06-30-14	23.94	0.01	•	0.68		0.69		—		2.68		—		2.68		—	21.95	3.46	1.34	1.34		1.34		0.12		6,885	15
12-31-13	19.13	(0.02)		6.64		6.62		0.01		1.80		—		1.81		—	23.94	37.04	1.34	1.34		1.34		(0.13)		7,233	36
12-31-12	17.39	0.01		2.41		2.42		—		0.68		—		0.68		—	19.13	14.01	1.35	1.35		1.35		0.06		6,213	49
12-31-11	17.98	(0.02	)•	(0.51)		(0.53)		0.06		—		—		0.06		—	17.39	(2.99)	1.35	1.35		1.35		(0.10)		5,938	61
12-31-10	14.60	0.04	•	3.42		3.46		0.08		—		—		0.08		—	17.98	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	11.58	0.08	•	3.02		3.10		0.08		—		—		0.08		—	14.60	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
Class I
06-30-14	24.63	0.07	•	0.70		0.77		0.09		2.68		—		2.77		—	22.63	3.70	0.84	0.84		0.84		0.61		579,904	15
12-31-13	19.63	0.08	•	6.84		6.92		0.12		1.80		—		1.92		—	24.63	37.76	0.84	0.84		0.84		0.38		571,880	36
12-31-12	17.82	0.10	•	2.47		2.57		0.08		0.68		—		0.76		—	19.63	14.52	0.85	0.85		0.85		0.55		472,254	49
12-31-11	18.34	0.07		(0.52)		(0.45)		0.07		—		—		0.07		—	17.82	(2.49)	0.85	0.85		0.85		0.38		483,473	61
12-31-10	14.82	0.09		3.52		3.61		0.09		—		—		0.09		—	18.34	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	11.70	0.09		3.11		3.20		0.08		—		—		0.08		—	14.82	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
Class S
06-30-14	24.24	0.04	•	0.68		0.72		0.02		2.68		—		2.70		—	22.26	3.56	1.09	1.09		1.09		0.37		117,570	15
12-31-13	19.35	0.03		6.72		6.75		0.06		1.80		—		1.86		—	24.24	37.37	1.09	1.09		1.09		0.12		126,746	36
12-31-12	17.57	0.05	•	2.44		2.49		0.03		0.68		—		0.71		—	19.35	14.26	1.10	1.10		1.10		0.28		101,041	49
12-31-11	18.09	0.02		(0.50)		(0.48)		0.04		—		—		0.04		—	17.57	(2.68)	1.10	1.10		1.10		0.12		108,502	61
12-31-10	14.64	0.04		3.47		3.51		0.06		—		—		0.06		—	18.09	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	11.57	0.05	•	3.09		3.14		0.07		—		—		0.07		—	14.64	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128

See Accompanying Notes to Financial Statements

17

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Small Company Portfolio (continued)
Class S2
06-30-14	24.06	0.02	•	0.68	0.70	—	2.68	—	2.68	—	22.08	3.48	1.34	1.24		1.24		0.21		36	15
12-31-13	19.22	(0.02	)•	6.70	6.68	0.04	1.80	—	1.84	—	24.06	37.19	1.34	1.24		1.24		(0.11)		31	36
12-31-12	17.47	0.03		2.41	2.44	0.01	0.68	—	0.69	—	19.22	14.08	1.35	1.25		1.25		0.16		214	49
12-31-11	18.04	0.01	•	(0.52)	(0.51)	0.06	—	—	0.06	—	17.47	(2.85)	1.35	1.25		1.25		0.04		195	61
12-31-10	14.61	0.06	•	3.42	3.48	0.05	—	—	0.05	—	18.04	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(5) -
12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—	0.08	—	14.61	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

(a)	NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder’s proportionate interest and aggregate value of investment in the Portfolio remained the same.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

The Voya Variable Product Funds (formerly, ING Variable Product Funds) are comprised of Voya Balanced Portfolio, Inc. (formerly, ING Balanced Portfolio, Inc.), Voya Variable Funds (formerly, ING Variable Funds), Voya Variable Portfolios, Inc., (formerly, ING Variable Portfolios, Inc.), Voya Intermediate Bond Portfolio (formerly, Voya Intermediate Bond Portfolio), and Voya Money Market Portfolio (formerly, ING Money Market Portfolio) (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”).

Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series included in this report are Voya Global Value Advantage Portfolio (“Global Value Advantage”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Money Market Portfolio (“Money Market”). Each of the portfolios is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers at least two of the following classes of shares: Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (Class “S2”) shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors/Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s Valuation Procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or Sub-Adviser’s, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,226,061 and $22,089,622, respectively, which represents the gross payments to be received by the Portfolios on open OTC swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2014. At June 30, 2014, certain counterparties have posted $1,330,000 in cash collateral to Intermediate Bond for open OTC derivatives.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2014, Balanced and Intermediate Bond had a net liability position of $1,360,373 and $21,961,774, respectively, on open OTC swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2014, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2014, Intermediate Bond had posted $10,836,000 in cash collateral to certain counterparties.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2014, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$69,689,282	$44,186,403
Intermediate Bond	38,178,189	82,228,596

The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2014.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2014, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to “equitize” cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced, Global Value Advantage and Growth and Income entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2014, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$48,824,703	$19,488,674
Global Value Advantage	2,059,957	—
Growth and Income	53,393,813	—
Intermediate Bond	405,084,429	373,891,284

Please refer to the tables following each respective Summary Portfolio of Investments for the above Portfolio’s for open futures contracts at June 30, 2014.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2014, Balanced had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options at June 30, 2014. Please refer to the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2014.

During the six months ended June 30, 2014, Balanced and Intermediate Bond have purchased interest rate swaptions to gain exposure to interest rates.. Please refer to each respective Summary Portfolio of Investments for open purchased interest rate swaptions for both Portfolios at June 30, 2014. In addition, Balanced and Intermediate Bond had written interest rate swaptions to generate income. Please refer to each the tables following each respective Summary Portfolio of Investment for open written interest rate swaptions at June 30, 2014.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2014.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Value Advantage, and Small Company declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2014.

K. Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price. At June 30, 2014, Intermediate Bond had posted $240,000 in cash collateral for open delayed-delivery transactions. At June 30, 2014, certain counterparties had posted $2,705,999 in cash collateral to Intermediate Bond for open delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Portfolio is seller of protection are disclosed in each Portfolio’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2014, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2014, both Balanced and Intermediate Bond have purchased credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets.

For the six months ended June 30, 2014, Balanced and Intermediate Bond had average notional amounts of $2,086,000 and $95,017,000, respectively, on credit default swaps to buy protection. Please refer to the tables following the Summary Portfolio of Investments for both Portfolio’s for open credit default swaps to buy protection at June 30, 2014. There were no open credit default swaps to sell protection at June 30, 2014.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2014, Balanced has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $25,153,803.

For the six months ended June 30, 2014, Balanced entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $7,026,771.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Balanced for open interest rate swaps at June 30, 2014. There were no open interest rate swaps for Intermediate Bond at June 30, 2014.

At June 30, 2014, Balanced had posted $215,000 in cash collateral for open centrally cleared interest rate swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$243,648,033	$282,322,083
Global Value Advantage	102,188,145	112,827,888
Growth and Income	2,408,739,716	2,656,434,009
Intermediate Bond	498,844,617	1,204,050,813
Small Company	105,181,469	133,118,095

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$279,092,717	$266,050,619
Intermediate Bond	9,350,384,635	7,197,681,776

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into investment management agreements (“Investment Management Agreements”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced	0.500%
Global Value Advantage	0.46% on the first $500 million;
0.43% on the next $500 million;
0.41% thereafter

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Growth and Income	0.500% on the first $10 billion; 0.450% on the next $5 billion; and 0.425% thereafter
Intermediate Bond(1)	0.400% on first $4 billion; 0.380 on next $3 billion; 0.360% thereafter
Money Market	0.250%
Small Company	0.750%

(1)	Effective close of business on March 14, 2014, advisory fee breakpoints were incorporated.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio (except Global Value Advantage) a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter. For Global Value Advantage, VFS is entitled to receive a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into sub-advisory agreements with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to the Portfolios is reflected as brokerage commission recapture on the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the

Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. For the six months ended June 30, 2014, the Distributor waived $350,071, $1,131, and $16 for Growth and Income, Intermediate Bond, and Small Company, respectively. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by Class ADV of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares. During the six months ended June 30, 2014, the Distributor waived $55 for Money Market. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

VID and Voya Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by Voya Investments, as applicable, within three years

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

subject to certain restrictions. For the six months ended June 30, 2014, VID waived $79 of Class S specific distribution fees and Voya Investments waived $560,263 of management fees for Money Market to maintain a yield of not less than zero. Termination or modification of this contractual waiver requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
ING Life Insurance and Annuity Company	Balanced	89.65%
	Growth and Income	46.62
	Intermediate Bond	16.46
	Money Market	90.65
	Small Company	50.84
ING National Trust	Money Market	7.73
	Small Company	6.72
ING USA Annuity and Life Insurance Company	Global Value Advantage	97.11
	Growth and Income	46.96
	Intermediate Bond	74.65
	Small Company	13.66
Voya Solution 2025 Portfolio	Small Company	7.13
Voya Solution 2035 Portfolio	Small Company	6.43
Voya Solution 2045 Portfolio	Small Company	5.62

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors/trustees, as described in the Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/

trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director/trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’/trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Global Value Advantage(1)	1.34%	N/A	1.09%	N/A
Growth and Income(2)	1.30%	0.70%	0.95%	1.10%
Intermediate Bond(3)	1.05%	0.55%	0.80%	0.95%
Small Company	1.45%	0.95%	1.20%	1.35%

(1)	Effective January 1, 2014, pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has further lowered the expense limits for Global Value Advantage to 1.15% and 0.90% for Class ADV and Class S, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement or the expense limitation agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)	Effective January 1, 2014, the Investment Adviser has entered into a written expense limitation agreement with the Portfolio. Prior to January 1, 2014, there was no expense limitation agreement associated with the Portfolio.

(3)	Effective close of business on March 14, 2014, the Investment Adviser has entered into a written expense limitation agreement with the Portfolio. Prior to the close of business on March 14, 2014, there was no expense limitation agreement associated with the Portfolio.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, there are no waived and reimbursed fees that are subject to recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2014:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Intermediate Bond	6	$1,501,333	1.09%
Money Market	1	3,504,000	1.07

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/13	2,100,000	$37,704
Options Purchased	26,054,200	132,609
Options Terminated in Closing Sell Transactions	(3,427,000)	(20,629)
Options Expired	(17,942,200)	(77,535)
Balance at 6/30/14	6,785,000	$72,149

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2014 were as follows:

	USD Notional	GBP Notional	Cost
Balance at 12/31/13	—	—	$—
Options Purchased	162,723,598	28,198,000	711,097
Options Terminated in Closing Sell Transactions	(35,494,000)	(28,198,000)	(179,692)
Options Expired	—	—	—
Balance at 6/30/14	127,229,598	—	$531,405

Transactions in written foreign currency options for Balanced during the period ended June 30, 2014 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/13	—	$—
Options Written	6,245,000	32,121
Options Terminated in Closing Purchase Transactions	(1,097,000)	(2,797)
Options Expired	(2,180,000)	(8,284)
Balance at 6/30/14	2,968,000	$21,040

Transactions in written interest rate swaptions for Balanced during the year ended June 30, 2014 were as follows:

	USD Notional	GBP Notional	Premiums Received
Balance at 12/31/13	—	—	$—
Options Written	135,174,000	6,260,000	329,817
Options Terminated in Closing Purchase Transactions	(35,494,000)	(6,260,000)	(116,548)
Options Expired	—	—	—
Balance at 6/30/14	99,680,000	—	$213,269

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interst rate swaptions for Intermediate Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/13	—	$—
Options Purchased	4,860,059,485	20,885,915
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 6/30/2014	4,860,059,485	$20,885,915

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/13	—	$—
Options Written	3,866,240,000	8,330,980
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 6/30/2014	3,866,240,000	$8,330,980

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2014	231,815	—	610,636	(2,222,914)	(1,380,463)	3,218,147	—	8,579,430	(31,464,658)	(19,667,081)
12/31/2013	544,796	—	904,528	(5,431,175)	(3,981,851)	7,132,513	—	11,524,626	(71,012,966)	(52,355,827)
Class S
6/30/2014	5,716	—	5,568	(57,966)	(46,682)	80,463	—	77,897	(818,050)	(659,690)
12/31/2013	34,801	—	8,534	(81,205)	(37,870)	454,554	—	108,216	(1,053,011)	(490,241)
Global Value Advantage
Class ADV
6/30/2014	11,038	—	3,901	(14,590)	349	98,774	—	34,754	(129,902)	3,626
12/31/2013	46,920	—	5,443	(87,712)	(35,349)	390,030	—	45,612	(732,384)	(296,742)
Class S
6/30/2014	534,396	—	566,924	(1,308,032)	(206,712)	4,889,773	—	5,096,647	(11,793,418)	(1,806,998)
12/31/2013	819,208	—	752,663	(3,618,924)	(2,047,053)	6,924,057	—	6,360,001	(30,506,434)	(17,222,376)
Growth and Income
Class ADV
6/30/2014	196,939	—	—	(3,599,577)	(3,402,638)	6,286,066	—	—	(114,413,887)	(108,127,821)
12/31/2013	1,229,454	886,651	382,137	(8,000,800)	(5,502,558)	9,564,397	23,183,620	11,891,951	(198,987,932)	(154,347,964)
Class I
6/30/2014	691,294	—	—	(3,844,228)	(3,152,934)	22,004,292	—	—	(123,339,464)	(101,335,172)
12/31/2013	10,633,556	8,750,399	849,096	(27,339,586)	(7,106,535)	51,585,607	231,206,800	26,718,804	(526,847,988)	(217,336,777)
Class S
6/30/2014	155,909	—	—	(2,373,290)	(2,217,381)	4,963,947	—	—	(75,428,070)	(70,464,123)
12/31/2013	1,485,386	631,491	279,350	(6,587,175)	(4,190,948)	25,617,444	16,527,516	8,705,057	(165,876,887)	(115,026,870)
Class S2
6/30/2014	2,197	—	—	(477)	1,720	68,600	—	—	(15,155)	53,445
12/31/2013	8,532	123	349	(1,670)	7,334	233,463	3,176	10,775	(40,551)	206,863

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
6/30/2014	12,626,075	12,168,090	7,836	(12,954,868)	11,847,133	5,873,699	154,197,567	100,693	(10,049,557)	150,122,402
12/31/2013	677,544	—	87,257	(458,645)	306,156	8,735,924	—	1,083,732	(5,838,053)	3,981,603
Class I
6/30/2014	9,117,240	7,270,005	38,257	(12,359,803)	4,065,699	23,781,305	92,812,191	495,430	(65,307,885)	51,781,041
12/31/2013	2,896,960	—	2,327,564	(14,756,853)	(9,532,329)	37,485,182	—	29,094,530	(190,414,507)	(123,834,795)
Class S
6/30/2014	209,698,885	203,703,912	152,716	(222,643,525)	190,911,988	76,406,977	2,585,587,889	1,965,459	(242,833,485)	2,421,126,840
12/31/2013	7,349,411	—	2,886,264	(13,317,263)	(3,081,588)	93,761,496	—	35,876,256	(170,956,813)	(41,319,061)
Class S2
6/30/2014	3,983,454	3,875,395	114	(7,779,278)	79,685	1,382,453	50,331,277	1,468	(49,500,453)	2,214,745
12/31/2013	121,292	—	4,071	(103,101)	22,262	1,555,924	—	50,560	(1,331,480)	275,004
Money Market
Class I
6/30/2014	32,202,208	—	109,900	(107,374,641)	(75,062,533)	32,202,208	—	109,900	(107,374,641)	(75,062,533)
12/31/2013	97,965,837	—	160,387	(305,022,157)	(206,895,933)	97,965,837	—	160,387	(305,022,157)	(206,895,933)
Class S
6/30/2014	1,931	—	16	(33,450)	(31,503)	1,931	—	16	(33,450)	(31,503)
12/31/2013	4,915	—	24	(1,335)	3,604	4,915	—	24	(1,335)	3,604
Small Company
Class ADV
6/30/2014	17,352	—	37,381	(43,156)	11,577	408,620	—	780,154	(985,375)	203,399
12/31/2013	50,981	—	29,625	(103,342)	(22,736)	1,085,894	—	565,528	(2,244,916)	(593,494)
Class I
6/30/2014	1,488,770	—	2,971,526	(2,054,510)	2,405,786	35,855,426	—	63,887,801	(48,170,638)	51,572,589
12/31/2013	1,229,124	—	2,252,991	(4,321,623)	(839,508)	27,025,188	—	44,091,036	(94,484,562)	(23,368,338)
Class S
6/30/2014	102,946	—	620,364	(670,888)	52,422	2,404,946	—	13,126,900	(15,582,045)	(50,199)
12/31/2013	2,025,319	—	497,718	(2,517,774)	5,263	42,702,881	—	9,600,986	(55,181,288)	(2,877,421)
Class S2
6/30/2014	163	—	178	—	341	3,740	—	3,725	—	7,465
12/31/2013	1,093	—	1,084	(12,034)	(9,857)	22,918	—	20,767	(261,347)	(217,662)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the

Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2014:

Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$200,233	$(200,233)	$—
Citigroup Global Markets	1,460,390	(1,460,390)	—
First Clearing LLC	106,735	(106,735)	—
Goldman Sachs & Company	1,544,025	(1,544,025)	—
JPMorgan Clearing Corp.	295,445	(295,445)	—
Nomura Securities International, Inc.	178,135	(178,135)	—
RBC Capital Markets, LLC	302,568	(302,568)	—
RBS Securities Inc.	133,862	(133,862)	—
SG Americas Securities, LLC	233,568	(233,568)	—
UBS Securities LLC	226,785	(226,785)	—
Total	$4,681,746	$(4,681,746)	$—

(1)	Collateral with a fair value of $4,829,061 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
Global Value Advantage
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Company	$2,366,482	$(2,366,482)	$—
Merrilly Lynch, Pierce, Fenner & Smith Inc.	336,046	(336,046)	—
Total	$2,702,528	$(2,702,528)	$—

(1)	Collateral with a fair value of $2,758,568 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,586,669	$(4,586,669)	$—
Citigroup Global Markets	6,298,199	(6,298,199)	—
Credit Suisse Securities (USA) LLC	5,201,951	(5,201,951)	—
Deutsche Bank Securities Inc.	5,121,232	(5,121,232)	—
Goldman Sachs & Co.	2,032,371	(2,032,371)	—
JPMorgan Clearing Corp.	8,288,950	(8,288,950)	—
Nomura Securities International, Inc.	1,328,126	(1,328,126)	—
Raymond James & Associates, Inc.	308,499	(308,499)	—
RBS Securities Inc.	2,584,558	(2,584,558)	—
Total	$35,750,555	$(35,750,555)	$—

(1)	Collateral with a fair value of $36,681,551 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP PrimeBrokerage	$769,074	$(769,074)	$—
Goldman Sachs & Company	2,228,326	(2,228,326)	—
JPMorgan Clearing Corp.	3,928,447	(3,928,447)	—
Morgan Stanley & Co. LLC	6,349,410	(6,349,410)	—
National Financial Services LLC	1,562,960	(1,562,960)	—
Scotia Capital (USA) Inc.	433,314	(433,314)	—
Total	$15,271,531	$(15,271,531)	$—

(1)	Collateral with a fair value of $15,690,455 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Balanced and Intermediate Bond). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014		Year Ended October 31, 2013
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$8,657,327	$—	$11,632,842	$—
Global Value Advantage	5,131,401	—	6,405,613	—
Growth and Income	—	—	47,349,001	—
Intermediate Bond	2,563,222	—	66,118,947	—
Money Market	109,916	—	159,096	1,315
Small Company	14,880,846	62,917,734	13,616,038	40,662,279

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Late Year Ordinary Losses	Undistributed Long-term	Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	Deferred	Capital Gains	Deferred	(Depreciation)	Amount	Character	Expiration
Balanced	$8,603,489	$—	$—	$—	$49,237,968	$(64,733,789)	ST	2017
Global Value Advantage	5,130,752	—	—	—	19,684,942	(27,482,697)	ST	2017
						(6,695,973)	ST	2018
						$(34,178,670)
Growth and Income	—	(1,018,509)	—	—	1,197,797,695	(3,724,767)	ST	2014
						(28,697,136)	ST	2015
						(89,468,936)	ST	2016
						(30,055,855)	ST	2017
						(7,757,268)	LT	None
						$(159,703,962)*
Intermediate Bond	2,527,907	—	—	(4,690,227)	6,686,610	(222,172,483)	ST	2017
Money Market	109,916	—	—	—	—	—	—	—
Small Company	14,878,644	—	62,922,932	—	181,957,832	(3,141,553)	ST	2015
						(1,570,776)	ST	2016
						(520,509)	ST	2017
						$(5,232,838)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — REORGANIZATIONS

On March 22, 2013, Growth and Income (“Acquiring Portfolio”) acquired all of the net assets of ING UBS U.S. Large Cap Equity Portfolio and ING Growth and Income Core Portfolio (“Acquired Portfolios”), each an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolios’ shareholders on February 27, 2013. The purposes of the transaction were to combine portfolios with comparable investment objectives, policies, restrictions and portfolio holdings. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the

Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income	$45,862,312
Net realized and unrealized loss on investments	$1,136,059,086
Net increase in net assets resulting from operations	$1,181,921,398

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
Growth and Income	ING Growth and Income Core Portfolio	$126,942	$4,077,079	$77,061	$14,883	1.2161
Growth and Income	ING UBS U.S Large Cap Equity Portfolio	$143,979	$4,077,079	$81,753	$8,900	0.4094

The net assets of the Acquiring Portfolio after the acquisition were $4,348,000,540.

On March 14, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Bond Portfolio (“Acquired 1 Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 1 Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions, portfolio holdings and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 1 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$54,869,743
Net realized and unrealized gain on investments	$165,684,308
Net increase in net assets resulting from operations	$220,554,051

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 1 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired 1 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 1 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 1 Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$401,363	$2,027,068	$6,800	$1,198	0.7080

The net assets of the Acquiring Portfolio after the acquisition were $2,428,431,449.

On March 21, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Total Return Bond Portfolio (“Acquired 2 Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 2 Portfolio on January 28, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 2 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$64,749,326
Net realized and unrealized gain on investments	$187,249,745
Net increase in net assets resulting from operations	$251,999,071

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 2 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 21, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired 2 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 2 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 2 Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$2,481,566	$2,412,823	$—	$37,067	0.8585

The net assets of the Acquiring Portfolio after the acquisition were $4,894,389,260.

NOTE 15 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 15—RESTRUCTURING PLAN (continued)

entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 16 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited)

Investment Type Allocation as of June 30, 2014 (as a percentage of net assets)

Common Stock	59.6%
Exchange-Traded Funds	10.7%
U.S. Government Agency Obligations	6.6%
Corporate Bonds/Notes	6.3%
U.S. Treasury Obligations	3.9%
Collateralized Mortgage Obligations	3.1%
Foreign Government Bonds	3.0%
Asset-Backed Securities	2.0%
Purchased Options	0.1%
Preferred Stock	0.1%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 59.6%
	Consumer Discretionary: 8.0%
3,542	Chipotle Mexican Grill, Inc.	$2,098,670	0.4
60,538	Comcast Corp.-Class A	3,249,680	0.6
39,703	Home Depot, Inc.	3,214,355	0.6
56,723	Macy’s, Inc.	3,291,068	0.6
27,943	Nike, Inc.	2,166,980	0.4
745,094	Other Securities	29,687,805	5.4
		43,708,558	8.0
	Consumer Staples: 4.9%
48,866	CVS Caremark Corp.	3,683,030	0.7
25,507	Kimberly-Clark Corp.	2,836,889	0.5
28,280	Molson Coors Brewing Co.	2,097,245	0.4
28,824	PepsiCo, Inc.	2,575,136	0.5
312,024	Other Securities(a)	15,430,675	2.8
		26,622,975	4.9
	Energy: 5.7%
23,630	Anadarko Petroleum Corp.	2,586,776	0.5
35,203	ExxonMobil Corp.	3,544,238	0.7
40,428	Halliburton Co.	2,870,792	0.5
25,213	Occidental Petroleum Corp.	2,587,610	0.5
19,872	Royal Dutch Shell PLC - Class A ADR	1,636,857	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
54,797		Royal Dutch Shell PLC - Class A	$2,264,351	0.4
18,825		Total S.A. ADR	1,359,165	0.3
25,033		Total S.A.	1,811,130	0.3
207,362		Other Securities	12,198,781	2.2
			30,859,700	5.7
		Financials: 11.0%
31,068		Ameriprise Financial, Inc.	3,728,160	0.7
29,937		Discover Financial Services	1,855,495	0.3
61,947		JPMorgan Chase & Co.	3,569,386	0.7
31,309		Prudential Financial, Inc.	2,779,300	0.5
71,105		Wells Fargo & Co.	3,737,279	0.7
2,819,511		Other Securities	43,880,509	8.1
			59,550,129	11.0
		Health Care: 7.1%
10,897		McKesson Corp.	2,029,130	0.4
44,136		Merck & Co., Inc.	2,553,268	0.5
102,912		Pfizer, Inc.	3,054,428	0.5
29,022		St. Jude Medical, Inc.	2,009,774	0.4
398,140		Other Securities	29,017,875	5.3
			38,664,475	7.1
		Industrials: 7.1%
42,188		Ametek, Inc.	2,205,589	0.4
25,306		Boeing Co.	3,219,682	0.6
83,993		General Electric Co.	2,207,336	0.4
15,267		Roper Industries, Inc.	2,229,135	0.4
27,653		Union Pacific Corp.	2,758,387	0.5
1,058,421		Other Securities	25,793,550	4.8
			38,413,679	7.1
		Information Technology: 9.1%
77,008		Apple, Inc.	7,156,353	1.3
81,293		Cisco Systems, Inc.	2,020,131	0.4
2,882		Google, Inc.	1,657,957	0.3
3,545		Google, Inc. – Class A	2,072,655	0.4
32,182		Intuit, Inc.	2,591,617	0.5
133,975		Microsoft Corp.	5,586,758	1.0
52,049		Oracle Corp.	2,109,546	0.4
36,318	@	TE Connectivity Ltd.	2,245,905	0.4
681,408		Other Securities(a)	23,912,881	4.4
			49,353,803	9.1

See Accompanying Notes to Financial Statements

40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 3.1%
61,056	International Paper Co.	$3,081,496	0.6
427,833	Other Securities(a)	13,524,084	2.5
		16,605,580	3.1
	Telecommunication Services: 1.0%
1,658,074	Other Securities	5,642,460	1.0
	Utilities: 2.6%
99,530	CenterPoint Energy, Inc.	2,541,996	0.5
32,763	DTE Energy Co.	2,551,255	0.5
34,400	Entergy Corp.	2,823,896	0.5
41,442	Pinnacle West Capital Corp.	2,397,005	0.4
226,344	Other Securities(a)	3,988,210	0.7
		14,302,362	2.6
	Total Common Stock (Cost $280,754,921)	323,723,721	59.6

EXCHANGE-TRADED FUNDS: 10.7%
273,300	iShares iBoxx $ High Yield Corporate Bond Fund	26,018,160	4.8
125,200	iShares MSCI Emerging Markets Index Fund	5,412,396	1.0
7,913	iShares Russell 1000 Value Index Fund	801,350	0.1
612,100	SPDR Barclays Capital High Yield Bond ETF	25,542,933	4.7
5,623	Other Securities	408,286	0.1
	Total Exchange-Traded Funds (Cost $56,281,638)	58,183,125	10.7

PREFERRED STOCK: 0.1%
	Financial: 0.0%
1,550	Other Securities	37,975	0.0
	Utilities: 0.1%
64,990	Other Securities	475,034	0.1
	Total Preferred Stock (Cost $442,768)	513,009	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.3%
		Basic Materials: 0.6%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	348,814	0.1
160,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	172,200	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials (continued)
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	$102,592	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	134,781	0.0
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	82,219	0.0
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	137,164	0.0
2,369,000		Other Securities	2,482,785	0.5
			3,460,555	0.6
		Communications: 1.1%
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	134,982	0.0
70,000	#	COX Communications, Inc., 4.500%, 06/30/43	66,563	0.0
151,000	#	Gannett Co., Inc., 6.375%, 10/15/23	161,570	0.0
209,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	221,540	0.1
200,000	#	Softbank Corp., 4.500%, 04/15/20	204,000	0.0
400,000	#,L	Telefonica Chile SA, 3.875%, 10/12/22	395,248	0.1
4,416,000		Other Securities(a)	4,729,146	0.9
			5,913,049	1.1
		Consumer, Cyclical: 0.2%
200,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	216,500	0.0
70,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	71,925	0.0
894,000		Other Securities	945,466	0.2
			1,233,891	0.2
		Consumer, Non-cyclical: 0.6%
87,000	#	Actavis Funding SCS, 3.850%, 06/15/24	88,070	0.0
129,000	#	Actavis Funding SCS, 4.850%, 06/15/44	130,499	0.1
200,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	217,000	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	106,750	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	108,375	0.0

See Accompanying Notes to Financial Statements

41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	$68,112	0.0
149,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	152,943	0.1
69,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	71,527	0.0
2,250,000		Other Securities	2,355,070	0.4
			3,298,346	0.6
		Diversified: 0.1%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	486,563	0.1
		Energy: 0.8%
57,000	#	Continental Resources, Inc./OK, 3.800%, 06/01/24	57,699	0.0
79,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	78,946	0.1
67,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	67,664	0.0
600,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	87,800	0.0
121,360	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	127,276	0.0
400,000	#,L	Reliance Industries Ltd., 5.875%, 12/31/49	393,500	0.1
3,082,000		Other Securities(a)	3,314,634	0.6
			4,127,519	0.8
		Financial: 2.2%
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	210,750	0.1
636,000		Bank of America Corp., 3.300%-8.000%, 01/11/23-07/29/49	669,605	0.1
400,000		Barclays Bank PLC, 7.625%, 11/21/22	456,000	0.1
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	110,365	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	211,437	0.0
200,000	#	BPCE SA, 5.700%, 10/22/23	220,870	0.1
150,000	#	Caixa Economica Federal, 4.500%, 10/03/18	154,312	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
67,000		Citigroup, Inc., 6.300%, 12/29/49	$68,549	0.0
89,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	119,722	0.0
211,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	230,781	0.1
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	222,500	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	130,001	0.0
113,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	119,302	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	115,390	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	210,412	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	199,700	0.0
578,000		JPMorgan Chase & Co., 1.625%-6.125%, 05/15/18-12/29/49	580,923	0.1
481,000		Morgan Stanley, 3.750%-5.000%, 02/25/23-11/24/25	494,196	0.1
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	201,404	0.0
373,000		Wells Fargo & Co., 4.100%-5.900%, 06/03/26-12/29/49	386,610	0.1
6,175,000		Other Securities	6,633,475	1.2
			11,746,304	2.2
		Industrial: 0.1%
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,750	0.0
775,000		Other Securities	814,371	0.1
			866,121	0.1
		Technology: 0.1%
55,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	59,400	0.0
45,000		Apple, Inc., 4.450%, 05/06/44	45,701	0.0
618,000		Other Securities	628,291	0.1
			733,392	0.1

See Accompanying Notes to Financial Statements

42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 0.5%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	$235,000	0.1
200,000	#	Calpine Corp., 6.000%, 01/15/22	216,500	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	68,517	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	102,229	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	219,080	0.1
47,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	50,344	0.0
35,532	#	Juniper Generation, LLC, 6.790%, 12/31/14	34,936	0.0
1,609,000		Other Securities	1,766,662	0.3
			2,693,268	0.5
		Total Corporate Bonds/Notes (Cost $33,263,777)	34,559,008	6.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1%
154,217		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	155,556	0.0
120,000		Banc of America Commercial Mortgage Trust 2007-3, 5.775%, 06/10/49	120,138	0.0
150,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	159,659	0.0
130,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.775%, 06/10/49	136,065	0.0
200,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	201,416	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	74,306	0.0
190,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	187,249	0.1
49,785		Banc of America Mortgage 2005-J Trust, 2.760%, 11/25/35	46,195	0.0
70,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	71,886	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	$178,021	0.1
12,475	#	Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, 7.656%, 10/15/36	12,519	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.037%, 06/11/41	200,530	0.0
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	77,253	0.0
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.699%, 11/11/41	144,050	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.510%, 02/13/42	135,687	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.757%, 04/12/38	117,093	0.0
237,505	#	Beckman Coulter, Inc., 7.498%, 12/15/18	256,601	0.1
120,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	122,864	0.1
70,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	71,526	0.0
20,418	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	20,459	0.0
977,514	#,^	Citigroup Commercial Mortgage Trust, 2.389%, 09/10/45	107,097	0.0
110,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.264%, 03/10/39	119,203	0.1
758,098	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	67,037	0.0
1,472,256	^	Commercial Mortgage Trust, 1.600%, 10/10/46	132,822	0.0

See Accompanying Notes to Financial Statements

43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,020,312	^	Commercial Mortgage Trust, 1.929%, 01/10/46	$93,730	0.0
351,405	^	Commercial Mortgage Trust, 2.058%, 12/10/45	35,597	0.0
972,868	^	Commercial Mortgage Trust, 2.087%, 08/15/45	104,196	0.0
1,786,968	^	Commercial Mortgage Trust, 2.146%, 10/15/45	199,665	0.1
2,380,000	#,^	Commercial Mortgage Trust, 0.750%, 10/15/45	107,619	0.0
90,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	94,240	0.0
16,754	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	16,799	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	304,001	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.444%, 05/15/36	59,389	0.0
80,758	#	Credit Suisse Mortgage Capital Certificates, 3.936%, 07/27/37	81,482	0.0
940,845	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.551%, 11/10/46	28,522	0.0
154,366	^	First Horizon Alternative Mortgage Securities, 6.548%, 12/25/36	34,410	0.0
7,466,948	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	43,734	0.0
130,000	#	FREMF Mortgage Trust, 5.618%, 04/25/20	147,281	0.0
60,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.465%, 05/10/43	43,532	0.0
50,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	50,379	0.0
80,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	79,963	0.0
970,599	^	GS Mortgage Securities Corp. II, 2.762%, 05/10/45	118,774	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	127,329	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.746%, 05/15/41	$38,934	0.0
3,175,435	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.790%, 01/15/46	84,713	0.0
2,195,587	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	220,791	0.1
1,798,848	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.163%, 06/15/45	167,914	0.0
90,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	93,297	0.0
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	26,044	0.0
1,609,614	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.178%, 08/15/46	77,098	0.0
1,299,237	^	JPMBB Commercial Mortgage Securities Trust, 1.454%, 04/15/47	83,579	0.0
140,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%-5.786%, 06/12/41-10/15/42	129,658	0.1
1,442,754	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	30,459	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.457%, 02/15/40	187,164	0.1
8,510,085	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	121,210	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.797%, 10/15/36	88,124	0.0
44,089	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	44,187	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	190,090	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	173,443	0.0

See Accompanying Notes to Financial Statements

44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,053,664	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.870%, 02/15/46	$195,988	0.0
1,422,927	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	96,128	0.0
1,629,248	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.029%, 08/15/45	146,342	0.0
1,553,002	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.310%, 11/15/45	160,708	0.1
370,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.517%, 04/14/40	370,249	0.1
170,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.537%, 04/14/40	164,106	0.0
112,501		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	113,193	0.0
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	274,274	0.1
80,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	75,245	0.0
140,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	122,262	0.0
141,042		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	141,404	0.0
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	156,416	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	144,676	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	108,306	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	103,801	0.0
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	172,376	0.0
63,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.864%, 09/15/37	63,196	0.0
401,820	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	403,284	0.1
360,000		Morgan Stanley Capital I Trust, 5.389%-5.831%, 11/12/41-06/11/42	381,894	0.1
3,674,722	#,^	RBSCF Trust, 1.168%, 04/15/24	14,270	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
235,213	#	Springleaf Mortgage Loan Trust 2013-3, 1.870%, 09/25/57	$235,763	0.0
250,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	266,984	0.1
970,502	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	114,192	0.0
220,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	219,770	0.0
1,416,297	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	156,395	0.1
975,317	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.278%, 10/15/45	110,384	0.0
1,106,699	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.738%, 06/15/45	102,391	0.0
6,035,570		Other Securities	5,580,332	1.0
		Total Collateralized Mortgage Obligations (Cost $16,230,160)	16,636,908	3.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.6%
		Federal Home Loan Mortgage Corporation: 1.4%##
9,429,317	^,W	0.100%-6.500%, due 12/15/17-08/01/44	7,314,824	1.4
		Federal National Mortgage Association: 4.7%##
2,438,692	^	3.000%, due 02/25/33	391,903	0.1
5,077,000	W	3.000%, due 08/01/44	5,004,417	0.9
5,862,000	W	3.500%, due 08/01/44	6,017,709	1.1
5,183,000	W	4.000%, due 07/01/44	5,502,079	1.0
3,466,460	^	5.998%, due 07/25/33	719,629	0.1
7,576,397	W	0.652%-7.500%, due 06/01/16-11/25/42	8,144,770	1.5
			25,780,507	4.7
		Government National Mortgage Association: 0.5%
20,881,545	^	0.630%-7.000%, due 04/20/28-10/20/60	2,769,967	0.5
		Total U.S. Government Agency Obligations (Cost $35,382,085)	35,865,298	6.6

See Accompanying Notes to Financial Statements

45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.3%
40,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	$41,992	0.0
190,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	193,904	0.0
40,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	40,262	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	168,594	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	116,668	0.0
1,120,000		Other Securities	1,141,520	0.2
			1,702,940	0.3
		Credit Card Asset-Backed Securities: 0.1%
240,000		Other Securities	246,553	0.1
		Other Asset-Backed Securities: 1.6%
250,000	#	Ares Enhanced Loan Investment Strategy II Ltd., 2.078%, 01/26/20	245,194	0.0
250,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	249,158	0.1
500,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	503,649	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.001%, 06/20/17	244,268	0.0
250,000	#	Blackrock Senior Income Series II, 2.077%, 05/25/17	247,910	0.0
200,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	202,294	0.0
500,000	#	Carlyle High Yield Partners IX Ltd., 0.630%, 08/01/21	477,243	0.1
200,000	#	Castle Garden Funding, 1.977%, 10/27/20	198,153	0.1
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	108,412	0.0
200,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	193,193	0.1
200,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	191,712	0.0
52,483	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	52,494	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
500,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	$497,500	0.1
45,172	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	45,157	0.0
250,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	250,126	0.1
250,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	245,527	0.0
80,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	79,708	0.0
50,000	#	Invitation Homes Trust, 1.154%, 06/17/31	50,192	0.0
130,000	#	Invitation Homes Trust, 2.252%, 06/17/31	131,488	0.1
250,000	#	Katonah IX CLO Ltd., 0.949%, 01/25/19	240,944	0.0
330,000	#	Kingsland III Ltd., 0.877%, 08/24/21	316,656	0.1
225,000	#	Madison Park Funding I Ltd., 0.993%, 05/10/19	224,482	0.0
330,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	330,080	0.1
250,000	#	Momentum Capital Fund Ltd., 1.628%, 09/18/21	244,962	0.0
250,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	251,346	0.0
250,000	#	Octagon Investment Partners VIII Ltd, 1.931%, 09/15/17	247,948	0.0
300,000	#	Silverado CLO 2006-I Ltd., 1.978%, 04/11/20	294,147	0.1
200,000	#	Stanfield Arnage CLO Ltd., 2.427%, 08/27/21	200,406	0.0
300,000	#	Stanfield Bristol CLO Ltd, 0.674%, 10/15/19	298,401	0.1
50,000	#	Trade MAPS 1 Ltd., 2.403%, 12/10/18	50,563	0.0
600,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	597,956	0.1
400,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	394,599	0.1
910,645		Other Securities	811,106	0.2
			8,716,974	1.6

See Accompanying Notes to Financial Statements

46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities (continued)
			Total Asset-Backed Securities (Cost $10,559,095)	$10,666,467	2.0
U.S. TREASURY OBLIGATIONS: 3.9%
			U.S. Treasury Bonds: 0.7%
	660,000		3.125%, due 02/15/43	634,167	0.1
	3,186,000		3.625%, due 02/15/44	3,355,753	0.6
				3,989,920	0.7
			U.S. Treasury Notes: 3.2%
	5,003,000		0.500%, due 06/30/16	5,007,103	0.9
	2,356,000		1.625%, due 06/30/19	2,355,724	0.5
	5,486,000		2.125%, due 06/30/21	5,483,855	1.0
	2,027,000		2.500%, due 05/15/24	2,023,041	0.4
	2,183,000		0.875%-1.750%, due 07/31/15-05/31/19	2,183,652	0.4
				17,053,375	3.2
			Total U.S. Treasury Obligations (Cost $20,956,923)	21,043,295	3.9
FOREIGN GOVERNMENT BONDS: 3.0%
	99,700	#	Belize Government International Bond, 5.000%, 02/20/38	70,787	0.0
	100,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	109,400	0.0
	250,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	239,375	0.1
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,680	0.0
	200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	212,750	0.0
EUR	1,760,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 09/01/24	2,604,706	0.5
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	219,500	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	251,799	0.1
	19,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	20,425	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,298	0.0

Principal Amount†				Value	Percentage of Net Assets
			FOREIGN GOVERNMENT BONDS: (continued)
EUR	1,110,000	#	Spain Government Bond, 3.800%, 04/30/24	$1,666,839	0.3
CAD	89,530,688		Other Securities(a)	10,703,374	2.0
			Total Foreign Government Bonds (Cost $15,850,151)	16,128,933	3.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Interest Rate Swaptions: 0.1%
12,021,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	28,605	0.0
1,373,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	2,265	0.0
24,920,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	18,423	0.0
10,940,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	8,088	0.0
13,980,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	10,335	0.0
13,980,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	134,103	0.0

See Accompanying Notes to Financial Statements

47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Interest Rate Swaptions (continued)
10,940,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	$104,942	0.0
24,920,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	239,046	0.1
14,155,598	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	25,574	0.0
			571,381	0.1
		Options on Currencies: 0.0%
3,277,000	@	Call EUR vs. Put USD Currency Option, Strike @ 1.380, Exp. 07/31/14 Counterparty: Barclays Bank PLC	7,019	0.0
540,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	1,871	0.0
1,100,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.550, Exp. 09/10/14 Counterparty: Barclays Bank PLC	10,322	0.0
1,368,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	137	0.0
500,000	@	Put USD vs. Call BRL Currency Option, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	3,243	0.0
			22,592	0.0
		Total Purchased Options (Cost $603,554)	593,973	0.1
		Total Long-Term Investments (Cost $470,325,072)	517,913,737	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc(1): 0.9%
1,146,935	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,146,939, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,169,874, due 07/15/14-04/20/64)	$1,146,935	0.2
388,256	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $388,257, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $396,024, due 08/15/14- 11/15/43)	388,256	0.1
1,146,935	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,146,937, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,169,877, due 07/10/14-08/15/42)	1,146,935	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.2

See Accompanying Notes to Financial Statements

48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,146,935	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,146,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,169,874, due 07/01/14-07/15/56)	$1,146,935	0.2
		4,829,061	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
14,950,687	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $14,950,687)	14,950,687	2.7
	Total Short-Term Investments (Cost $19,779,748)	19,779,748	3.6
	Total Investments in Securities (Cost $490,104,820)	$537,693,485	99.0
	Assets in Excess of Other Liabilities	5,656,796	1.0
	Net Assets	$543,350,281	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

±	Defaulted security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

NGN	Nigerian Naira

Cost for federal income tax purposes is $491,180,285.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,768,587
Gross Unrealized Depreciation	(4,255,387)
Net Unrealized Appreciation	$46,513,200

See Accompanying Notes to Financial Statements

49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,790,912	$6,917,646	$—	$43,708,558
Consumer Staples	20,762,521	5,860,454	—	26,622,975
Energy	26,044,212	4,815,488	—	30,859,700
Financials	44,765,769	14,784,360	—	59,550,129
Health Care	32,360,385	6,304,090	—	38,664,475
Industrials	31,469,023	6,944,656	—	38,413,679
Information Technology	47,123,523	2,230,280	—	49,353,803
Materials	12,575,829	4,029,751	—	16,605,580
Telecommunication Services	3,726,592	1,915,868	—	5,642,460
Utilities	12,409,752	1,892,610	—	14,302,362
Total Common Stock	268,028,518	55,695,203	—	323,723,721
Exchange-Traded Funds	58,183,125	—	—	58,183,125
Preferred Stock	513,009	—	—	513,009
Purchased Options	—	593,973	—	593,973
Corporate Bonds/Notes	—	34,559,008	—	34,559,008
Collateralized Mortgage Obligations	—	16,380,307	256,601	16,636,908
Short-Term Investments	14,950,687	4,829,061	—	19,779,748
U.S. Treasury Obligations	—	21,043,295	—	21,043,295
Foreign Government Bonds	—	16,128,933	—	16,128,933
Asset-Backed Securities	—	10,615,904	50,563	10,666,467
U.S. Government Agency Obligations	—	35,865,298	—	35,865,298
Total Investments, at fair value	$341,675,339	$195,710,982	$307,164	$537,693,485
Other Financial Instruments+
Centrally Cleared Swaps	—	94,490	—	94,490
Forward Foreign Currency Contracts	—	618,247	—	618,247
Futures	261,452	—	—	261,452
OTC Swaps	—	13,841	—	13,841
Total Assets	$341,936,791	$196,437,560	$307,164	$538,681,515

See Accompanying Notes to Financial Statements

50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(7,722)	$—	$(7,722)
Forward Foreign Currency Contracts	—	(879,416)	—	(879,416)
Futures	(96,689)	—	—	(96,689)
OTC Swaps	—	(172,562)	—	(172,562)
Written Options	—	(308,395)	—	(308,395)
Total Liabilities	$(96,689)	$(1,368,095)	$—	$(1,464,784)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	627,622	Buy	08/22/14	$1,066,000	$1,073,669	$7,669
Barclays Bank PLC	EU Euro	730,067	Buy	08/22/14	993,164	999,881	6,717
Barclays Bank PLC	British Pound	2,636,298	Buy	08/22/14	4,473,012	4,509,900	36,888
Barclays Bank PLC	Canadian Dollar	585,935	Buy	08/22/14	543,000	548,398	5,398
Barclays Bank PLC	Norwegian Krone	6,739,937	Buy	08/22/14	1,103,000	1,096,630	(6,370)
Barclays Bank PLC	Indonesian Rupiah	6,477,300,000	Buy	08/22/14	540,000	542,260	2,260
Barclays Bank PLC	Hungarian Forint	93,862,080	Buy	09/12/14	414,000	413,857	(143)
Barclays Bank PLC	EU Euro	1,107,827	Buy	08/22/14	1,506,839	1,517,251	10,412
Barclays Bank PLC	Brazilian Real	1,241,451	Buy	09/12/14	542,000	550,242	8,242
Barclays Bank PLC	British Pound	212,528	Buy	08/22/14	357,288	363,571	6,283
Barclays Bank PLC	EU Euro	796,676	Buy	08/22/14	1,093,000	1,091,107	(1,893)
Barclays Bank PLC	Swedish Krona	3,491,580	Buy	08/22/14	531,000	522,271	(8,729)
Barclays Bank PLC	EU Euro	328,956	Buy	08/22/14	451,000	450,530	(470)
Barclays Bank PLC	New Zealand Dollar	649,623	Buy	08/22/14	558,000	565,993	7,993
Barclays Bank PLC	Turkish Lira	897,605	Buy	09/12/14	419,000	417,341	(1,659)
Barclays Bank PLC	Australian Dollar	589,533	Buy	08/22/14	548,000	553,788	5,788
Barclays Bank PLC	Canadian Dollar	2,600,507	Buy	08/22/14	2,380,000	2,433,911	53,911
Barclays Bank PLC	British Pound	659,223	Buy	08/22/14	1,110,000	1,127,729	17,729
Barclays Bank PLC	EU Euro	418,566	Buy	08/22/14	585,000	573,257	(11,743)
Barclays Bank PLC	Norwegian Krone	3,217,571	Buy	08/22/14	545,000	523,519	(21,481)
Barclays Bank PLC	Russian Ruble	19,583,652	Buy	09/12/14	552,903	567,393	14,490
Barclays Bank PLC	Australian Dollar	486,089	Buy	08/22/14	452,000	456,617	4,617
Barclays Bank PLC	EU Euro	53,971	Buy	08/22/14	74,888	73,917	(971)
Barclays Bank PLC	EU Euro	9,212,805	Buy	08/22/14	12,783,273	12,617,618	(165,655)
Barclays Bank PLC	Indian Rupee	24,098,345	Buy	08/22/14	392,098	397,855	5,757
Barclays Bank PLC	Russian Ruble	535,845	Buy	09/12/14	14,976	15,525	549
Barclays Bank PLC	Chilean Peso	4,746,163	Buy	09/12/14	8,456	8,516	60
Citigroup, Inc.	EU Euro	361,252	Buy	08/22/14	503,000	494,761	(8,239)
Citigroup, Inc.	New Zealand Dollar	2,552,335	Buy	08/22/14	2,219,000	2,223,759	4,759
Citigroup, Inc.	Australian Dollar	2,360,329	Buy	08/22/14	2,210,000	2,217,217	7,217
Citigroup, Inc.	Canadian Dollar	1,495,203	Buy	08/22/14	1,392,000	1,399,416	7,416
Citigroup, Inc.	Norwegian Krone	14,236,862	Buy	08/22/14	2,353,000	2,316,426	(36,574)

See Accompanying Notes to Financial Statements

51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Hungarian Forint	29,600,000	Buy	09/12/14	129,911	130,513	602
Citigroup, Inc.	Japanese Yen	13,013,569	Buy	08/22/14	127,000	128,509	1,509
Citigroup, Inc.	Swedish Krona	1,480,494	Buy	08/22/14	225,000	221,452	(3,548)
Citigroup, Inc.	New Zealand Dollar	578,284	Buy	08/22/14	497,000	503,838	6,838
Citigroup, Inc.	South African Rand	4,859,453	Buy	09/12/14	444,000	451,376	7,376
Citigroup, Inc.	Japanese Yen	283,688,713	Buy	08/22/14	2,789,000	2,801,419	12,419
Citigroup, Inc.	Hong Kong Sar Dollar	83,689	Buy	08/22/14	10,798	10,794	(4)
Citigroup, Inc.	Japanese Yen	356,368,998	Buy	08/22/14	3,494,149	3,519,135	24,986
Citigroup, Inc.	Malaysian Ringgit	1,861,173	Buy	08/22/14	567,967	578,697	10,730
Citigroup, Inc.	Thai Baht	4,334,011	Buy	08/22/14	133,225	133,216	(9)
Citigroup, Inc.	South African Rand	3,579,364	Buy	09/12/14	339,396	332,474	(6,922)
Citigroup, Inc.	Czech Koruna	691,978	Buy	09/12/14	34,441	34,550	109
Citigroup, Inc.	Polish Zloty	1,649,838	Buy	09/12/14	534,821	540,767	5,946
Credit Suisse Group AG	Swedish Krona	1,444,805	Buy	08/22/14	219,000	216,114	(2,886)
Credit Suisse Group AG	Mexican Peso	6,568,455	Buy	09/12/14	503,717	503,762	45
Deutsche Bank AG	Swiss Franc	489,642	Buy	08/22/14	548,000	552,384	4,384
Deutsche Bank AG	Australian Dollar	1,734,262	Buy	08/22/14	1,628,000	1,629,109	1,109
Deutsche Bank AG	Swedish Krona	3,671,025	Buy	08/22/14	564,000	549,112	(14,888)
Deutsche Bank AG	British Pound	485,112	Buy	08/22/14	826,000	829,878	3,878
Deutsche Bank AG	South Korean Won	3,785,206	Buy	08/22/14	3,713	3,734	21
Deutsche Bank AG	Malaysian Ringgit	1,108,417	Buy	08/22/14	343,450	344,642	1,192
Deutsche Bank AG	New Zealand Dollar	743,328	Buy	08/22/14	649,000	647,636	(1,364)
Deutsche Bank AG	Swedish Krona	1,843,553	Buy	08/22/14	274,000	275,759	1,759
Deutsche Bank AG	British Pound	294,711	Buy	08/22/14	502,000	504,160	2,160
Deutsche Bank AG	Indian Rupee	32,340,750	Buy	08/22/14	535,000	533,934	(1,066)
Deutsche Bank AG	EU Euro	551,292	Buy	08/22/14	747,000	755,035	8,035
Deutsche Bank AG	Mexican Peso	7,100,417	Buy	09/12/14	542,000	544,560	2,560
Deutsche Bank AG	South African Rand	2,852,858	Buy	09/12/14	265,000	264,991	(9)
Deutsche Bank AG	New Zealand Dollar	362,740	Buy	08/22/14	308,000	316,042	8,042
Deutsche Bank AG	Japanese Yen	27,585,302	Buy	08/22/14	272,000	272,404	404
Deutsche Bank AG	Swiss Franc	1,459,479	Buy	08/22/14	1,642,000	1,646,494	4,494
Deutsche Bank AG	Japanese Yen	283,724,970	Buy	08/22/14	2,789,000	2,801,778	12,778
Deutsche Bank AG	Danish Krone	849,772	Buy	08/22/14	158,072	156,116	(1,956)
Deutsche Bank AG	South Korean Won	1,162,291,505	Buy	08/22/14	1,125,815	1,146,459	20,644
Deutsche Bank AG	Norwegian Krone	6,743,801	Buy	08/22/14	1,127,255	1,097,259	(29,996)
Deutsche Bank AG	Philippine Peso	24,504,023	Buy	08/22/14	551,272	561,620	10,348
Deutsche Bank AG	Singapore Dollar	99,066	Buy	08/22/14	79,240	79,451	211
Deutsche Bank AG	Peruvian Nuevo Sol	773,818	Buy	09/12/14	275,086	274,360	(726)
Deutsche Bank AG	Turkish Lira	4,904	Buy	09/12/14	2,286	2,280	(6)
Goldman Sachs & Co.	EU Euro	1,636,761	Buy	08/22/14	2,233,000	2,241,665	8,665
Goldman Sachs & Co.	Canadian Dollar	1,495,057	Buy	08/22/14	1,392,000	1,399,279	7,279
Goldman Sachs & Co.	Swedish Krona	7,337,451	Buy	08/22/14	1,100,000	1,097,536	(2,464)
Goldman Sachs & Co.	Norwegian Krone	1,390,269	Buy	08/22/14	232,000	226,205	(5,795)
Goldman Sachs & Co.	Norwegian Krone	154,585	Buy	08/22/14	25,960	25,151	(809)
JPMorgan Chase & Co.	New Zealand Dollar	23,618	Buy	08/22/14	20,234	20,578	344
Goldman Sachs & Co.	Polish Zloty	162,115	Buy	09/12/14	53,000	53,136	136
Goldman Sachs & Co.	Mexican Peso	3,144,202	Buy	09/12/14	241,702	241,141	(561)
HSBC	Polish Zloty	1,670,265	Buy	09/12/14	547,000	547,463	463
HSBC	Peruvian Nuevo Sol	1,528,000	Buy	09/12/14	541,000	541,759	759
HSBC	Hungarian Forint	122,698,800	Buy	09/12/14	540,000	541,003	1,003
HSBC	Brazilian Real	6,456	Buy	09/12/14	2,809	2,862	53
JPMorgan Chase & Co.	Canadian Dollar	344,579	Buy	08/22/14	322,000	322,504	504
JPMorgan Chase & Co.	Canadian Dollar	230,807	Buy	08/22/14	215,000	216,020	1,020
JPMorgan Chase & Co.	Swedish Krona	1,825,490	Buy	08/22/14	271,000	273,057	2,057
JPMorgan Chase & Co.	Australian Dollar	555,668	Buy	08/22/14	518,000	521,977	3,977
JPMorgan Chase & Co.	New Zealand Dollar	613,523	Buy	08/22/14	529,000	534,540	5,540

See Accompanying Notes to Financial Statements

52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	217,832	Buy	08/22/14	204,000	204,624	624
JPMorgan Chase & Co.	British Pound	273,701	Buy	08/22/14	460,000	468,219	8,219
JPMorgan Chase & Co.	EU Euro	185,622	Buy	08/22/14	253,000	254,223	1,223
JPMorgan Chase & Co.	EU Euro	214,737	Buy	08/22/14	292,000	294,099	2,099
JPMorgan Chase & Co.	British Pound	456,422	Buy	08/22/14	769,000	780,798	11,798
JPMorgan Chase & Co.	Japanese Yen	13,430,778	Buy	08/22/14	132,000	132,629	629
UBS AG	EU Euro	418,874	Buy	08/22/14	570,000	573,679	3,679
UBS AG	Japanese Yen	28,657,742	Buy	08/22/14	282,000	282,995	995
UBS AG	Canadian Dollar	253,523	Buy	08/22/14	236,000	237,281	1,281
UBS AG	Norwegian Krone	3,862,254	Buy	08/22/14	631,000	628,413	(2,587)
UBS AG	Swedish Krona	2,157,458	Buy	08/22/14	322,000	322,713	713
UBS AG	EU Euro	690,617	Buy	08/22/14	940,000	945,852	5,852
UBS AG	Canadian Dollar	357,377	Buy	08/22/14	329,000	334,482	5,482
UBS AG	Swedish Krona	1,970,369	Buy	08/22/14	297,000	294,728	(2,272)
UBS AG	British Pound	272,092	Buy	08/22/14	460,000	465,467	5,467
UBS AG	Norwegian Krone	1,731,996	Buy	08/22/14	288,000	281,807	(6,193)
UBS AG	Norwegian Krone	2,090,599	Buy	08/22/14	350,000	340,153	(9,847)
UBS AG	Swedish Krona	1,505,036	Buy	08/22/14	227,000	225,123	(1,877)
UBS AG	Norwegian Krone	1,618,277	Buy	08/22/14	272,000	263,304	(8,696)
UBS AG	Norwegian Krone	3,098,427	Buy	08/22/14	522,000	504,133	(17,867)
UBS AG	Swiss Franc	453,310	Buy	08/22/14	516,000	511,397	(4,603)
							$55,717

Barclays Bank PLC	EU Euro	402,621	Sell	08/22/14	$550,000	$551,419	$(1,419)
Barclays Bank PLC	South Korean Won	255,693,700	Sell	08/22/14	251,000	252,211	(1,211)
Barclays Bank PLC	New Zealand Dollar	594,950	Sell	08/22/14	516,000	518,359	(2,359)
Barclays Bank PLC	Swedish Krona	7,383,145	Sell	08/22/14	1,100,000	1,104,371	(4,371)
Barclays Bank PLC	New Zealand Dollar	628,009	Sell	08/22/14	540,000	547,162	(7,162)
Barclays Bank PLC	Australian Dollar	626,731	Sell	08/22/14	586,000	588,731	(2,731)
Barclays Bank PLC	British Pound	2,632,912	Sell	08/22/14	4,419,667	4,504,108	(84,441)
Barclays Bank PLC	Brazilian Real	1,233,594	Sell	09/12/14	547,000	546,760	240
Barclays Bank PLC	Indian Rupee	16,337,685	Sell	08/22/14	273,000	269,729	3,271
Barclays Bank PLC	South African Rand	5,890,536	Sell	09/12/14	540,000	547,150	(7,150)
Barclays Bank PLC	EU Euro	1,152,354	Sell	08/22/14	1,582,232	1,578,234	3,998
Barclays Bank PLC	Norwegian Krone	3,115,547	Sell	08/22/14	524,000	506,919	17,081
Barclays Bank PLC	Swiss Franc	921,250	Sell	08/22/14	1,039,000	1,039,298	(298)
Barclays Bank PLC	EU Euro	419,863	Sell	08/22/14	585,000	575,034	9,966
Barclays Bank PLC	EU Euro	506,255	Sell	08/22/14	705,000	693,353	11,647
Barclays Bank PLC	Swedish Krona	1,613,776	Sell	08/22/14	246,111	241,389	4,722
Barclays Bank PLC	Taiwan New Dollar	122,860	Sell	08/22/14	4,097	4,119	(22)
Barclays Bank PLC	South African Rand	661,064	Sell	09/12/14	62,673	61,403	1,270
Barclays Bank PLC	Hungarian Forint	446,553	Sell	09/12/14	1,997	1,969	28
Barclays Bank PLC	South African Rand	2,256,484	Sell	09/12/14	213,930	209,597	4,333
Barclays Bank PLC	Russian Ruble	19,363,995	Sell	09/12/14	541,196	561,029	(19,833)
Citigroup, Inc.	British Pound	474,894	Sell	08/22/14	808,000	812,398	(4,398)
Citigroup, Inc.	New Zealand Dollar	211,864	Sell	08/22/14	183,000	184,590	(1,590)
Citigroup, Inc.	EU Euro	1,606,986	Sell	08/22/14	2,190,000	2,200,886	(10,886)
Citigroup, Inc.	Norwegian Krone	3,426,381	Sell	08/22/14	567,000	557,494	9,506
Citigroup, Inc.	Norwegian Krone	1,881,067	Sell	08/22/14	313,000	306,061	6,939
Citigroup, Inc.	Canadian Dollar	999,867	Sell	08/22/14	919,545	935,813	(16,268)
Citigroup, Inc.	Czech Koruna	5,893,138	Sell	09/12/14	292,000	294,242	(2,242)
Citigroup, Inc.	Indian Rupee	23,949,240	Sell	08/22/14	392,000	395,393	(3,393)
Citigroup, Inc.	Norwegian Krone	3,221,154	Sell	08/22/14	545,000	524,102	20,898
Citigroup, Inc.	Norwegian Krone	3,225,086	Sell	08/22/14	545,000	524,742	20,258
Citigroup, Inc.	Israeli New Shekel	122,568	Sell	09/12/14	35,409	35,703	(294)
Credit Suisse Group AG	Swiss Franc	243,618	Sell	08/22/14	273,000	274,835	(1,835)

See Accompanying Notes to Financial Statements

53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Japanese Yen	64,506,506	Sell	08/22/14	637,000	637,000	0
Credit Suisse Group AG	Canadian Dollar	4,067,597	Sell	08/22/14	3,698,959	3,807,015	(108,056)
Credit Suisse Group AG	Swiss Franc	65,707	Sell	08/22/14	75,020	74,126	894
Credit Suisse Group AG	British Pound	20,842	Sell	08/22/14	35,123	35,655	(532)
Credit Suisse Group AG	New Zealand Dollar	2,589	Sell	08/22/14	2,224	2,255	(31)
Credit Suisse Group AG	New Zealand Dollar	2,214,624	Sell	08/22/14	1,903,197	1,929,523	(26,326)
Deutsche Bank AG	Swiss Franc	531,393	Sell	08/22/14	594,000	599,485	(5,485)
Deutsche Bank AG	EU Euro	738,218	Sell	08/22/14	1,004,000	1,011,045	(7,045)
Deutsche Bank AG	New Zealand Dollar	1,286,404	Sell	08/22/14	1,115,000	1,120,798	(5,798)
Deutsche Bank AG	Australian Dollar	639,864	Sell	08/22/14	600,000	601,067	(1,067)
Deutsche Bank AG	Australian Dollar	329,738	Sell	08/22/14	309,000	309,745	(745)
Deutsche Bank AG	EU Euro	475,281	Sell	08/22/14	647,000	650,933	(3,933)
Deutsche Bank AG	Swedish Krona	5,719,401	Sell	08/22/14	851,000	855,508	(4,508)
Deutsche Bank AG	EU Euro	2,397,091	Sell	08/22/14	3,265,125	3,282,993	(17,868)
Deutsche Bank AG	British Pound	164,383	Sell	08/22/14	279,000	281,208	(2,208)
Deutsche Bank AG	Canadian Dollar	294,840	Sell	08/22/14	274,000	275,952	(1,952)
Deutsche Bank AG	Swedish Krona	5,763,977	Sell	08/22/14	863,000	862,176	824
Deutsche Bank AG	Australian Dollar	564,108	Sell	08/22/14	524,000	529,905	(5,905)
Deutsche Bank AG	Canadian Dollar	883,862	Sell	08/22/14	812,000	827,239	(15,239)
Deutsche Bank AG	South African Rand	2,801,444	Sell	09/12/14	261,000	260,216	784
Deutsche Bank AG	Malaysian Ringgit	226,870	Sell	08/22/14	70,000	70,541	(541)
Deutsche Bank AG	Norwegian Krone	1,756,748	Sell	08/22/14	292,000	285,834	6,166
Deutsche Bank AG	Australian Dollar	205,211	Sell	08/22/14	188,000	192,768	(4,768)
Deutsche Bank AG	Norwegian Krone	1,661,581	Sell	08/22/14	278,000	270,350	7,650
Deutsche Bank AG	Swedish Krona	2,875,159	Sell	08/22/14	436,000	430,066	5,934
Deutsche Bank AG	Mexican Peso	7,190,308	Sell	09/12/14	548,000	551,454	(3,454)
Deutsche Bank AG	British Pound	966,881	Sell	08/22/14	1,620,000	1,654,037	(34,037)
Deutsche Bank AG	Canadian Dollar	68,367	Sell	08/22/14	62,712	63,987	(1,275)
Deutsche Bank AG	New Zealand Dollar	956,087	Sell	08/22/14	823,000	833,005	(10,005)
Deutsche Bank AG	Australian Dollar	1,516,600	Sell	08/22/14	1,396,334	1,424,645	(28,311)
Deutsche Bank AG	Colombian Peso	17,434,165	Sell	09/12/14	8,922	9,240	(318)
Goldman Sachs & Co.	Norwegian Krone	13,408,617	Sell	08/22/14	2,178,000	2,181,666	(3,666)
Goldman Sachs & Co.	Norwegian Krone	6,465,588	Sell	08/22/14	1,075,000	1,051,991	23,009
Goldman Sachs & Co.	Hungarian Forint	122,025,255	Sell	09/12/14	541,000	538,034	2,966
Goldman Sachs & Co.	EU Euro	160,378	Sell	08/22/14	218,000	219,649	(1,649)
Goldman Sachs & Co.	Swedish Krona	1,453,108	Sell	08/22/14	221,000	217,356	3,644
Goldman Sachs & Co.	EU Euro	797,385	Sell	08/22/14	1,093,000	1,092,078	922
HSBC	Brazilian Real	84,882	Sell	09/12/14	36,928	37,622	(694)
HSBC	Romanian New Leu	4,811	Sell	09/12/14	1,479	1,497	(18)
JPMorgan Chase & Co.	EU Euro	183,636	Sell	08/22/14	250,000	251,503	(1,503)
JPMorgan Chase & Co.	EU Euro	246,433	Sell	08/22/14	336,000	337,508	(1,508)
JPMorgan Chase & Co.	EU Euro	582,488	Sell	08/22/14	795,000	797,760	(2,760)
JPMorgan Chase & Co.	Australian Dollar	581,884	Sell	08/22/14	543,000	546,603	(3,603)
UBS AG	Japanese Yen	17,419,325	Sell	08/22/14	171,000	172,015	(1,015)
UBS AG	Norwegian Krone	1,360,106	Sell	08/22/14	226,000	221,298	4,702
UBS AG	Australian Dollar	1,334,741	Sell	08/22/14	1,243,000	1,253,812	(10,812)
							$(316,886)

See Accompanying Notes to Financial Statements

54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Voya Balanced Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	1	09/15/14	$113,599	$1,109
Australia 3-Year Bond	3	09 /15/14	309,700	1,772
Canada 10-Year Bond	6	09 /19/14	764,613	6,448
Euro-Bobl 5-Year	11	09 /08/14	1,929,933	875
Euro-Bund	8	09 /08/14	1,610,407	3,021
Euro-BUXL 30-Year Bond	5	09 /08/14	921,950	18,228
Euro-Schatz	44	09 /08/14	6,667,178	929
Long Gilt	8	09 /26/14	1,504,929	(4,895)
S&P 500 E-Mini	290	09 /19/14	28,309,800	228,611
Short Gilt	6	09 /26/14	1,062,774	459
U.S. Treasury 2-Year Note	24	09 /30/14	5,270,250	(3,765)
			$48,465,133	$252,792
Short Contracts
U.S. Treasury 10-Year Note	(111)	09 /19/14	(13,894,079)	(48,469)
U.S. Treasury 5-Year Note	(43)	09 /30/14	(5,136,820)	(16,874)
U.S. Treasury Long Bond	(8)	09 /19/14	(1,097,500)	(6,512)
U.S. Treasury Ultra Long Bond	(21)	09 /19/14	(3,148,688)	(16,174)
			$(23,277,087)	$(88,029)

Voya Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	1,036,000	$(98,522)	$(70,651)	$(27,871)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	300,000	(28,530)	(19,979)	(8,551)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	466,000	(44,316)	(31,148)	(13,168)
							$(171,368)	$(121,778)	$(49,590)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Voya Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.532% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	09/15/16	GBP	8,050,000	$9,327	$9,242
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	05/21/24	JPY	777,000,000	42,689	42,460
Receive a fixed rate equal to 4.053% and pay a floating rate based on the 3-month NZD-BBR-FRA	09/16/15	NZD	31,870,000	(7,746)	(7,722)
Receive a fixed rate equal to 2.570% and pay a floating rate based on the 3-month SEK-STIBOR	02/25/24	SEK	5,891,000	42,147	42,788
				$86,417	$86,768

Voya Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.885% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	09/10/18	MXN	28,255,000	$13,841	$—	$13,841
Pay a fixed rate equal to 6.600% and receive a floating rate based on the 3-month ZAR-JIBAR- SAFEX Counterparty: Barclays Bank PLC	09/19/15	ZAR	86,938,498	(1,194)	—	(1,194)
				$12,647	$—	$12,647

Voya Balanced Portfolio Written OTC Options on June 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
1,100,000	Barclays Bank PLC	Call ZAR vs. Put USD	10.250 USD	09/10/14	$3,642	$(3,009)
500,000	Deutsche Bank AG	Put USD vs. Call BRL	2.100 USD	10/01/14	950	(596)
1,368,000	Deutsche Bank AG	Put USD vs. Call EUR	1.380 USD	07/31/14	16,448	(2,930)
			Total Written OTC Options		$21,040	$(6,535)

Voya Balanced Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD- LIBOR-BBA	Receive	1.700%	09/16/14	USD	27,960,000	$72,888	$(84,671)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD- LIBOR-BBA	Receive	1.700%	09/16/14	USD	21,880,000	55,516	(66,259)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD- LIBOR-BBA	Receive	1.700%	09/16/14	USD	49,840,000	84,865	(150,930)
					Total Written Swaptions			$213,269	$(301,860)

See Accompanying Notes to Financial Statements

56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$22,592
Interest rate contracts	Investments in securities at value*	571,381
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	618,247
Interest rate contracts	Unrealized appreciation on OTC swap agreements	13,841
Equity contracts	Net Assets - Unrealized appreciation**	228,611
Interest rate contracts	Net Assets - Unrealized appreciation**	32,841
Interest rate contracts	Net Assets - Unrealized appreciation***	94,490
Total Asset Derivatives		$1,582,003

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$879,416
Credit contracts	Upfront payments received on OTC swap agreements	121,778
Credit contracts	Unrealized depreciation on OTC swap agreements	49,590
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,194
Interest rate contracts	Net Assets - Unrealized depreciation**	96,689
Interest rate contracts	Net Assets - Unrealized depreciation***	7,722
Foreign exchange contracts	Written Options, at fair value	6,535
Interest rate contracts	Written Options, at fair value	301,860
Total Liability Derivatives		$1,464,784

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(3,811)	$—	$(3,811)
Equity contracts	—	—	1,082,059	—	—	1,082,059
Foreign exchange contracts	(82,255)	180,774	—	—	8,887	107,406
Interest rate contracts	52,235	—	(293,934)	(108,023)	(36,668)	(386,390)
Total	$(30,020)	$180,774	$788,125	$(111,834)	$(27,781)	$799,264

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(50,714)	$—	$(50,714)
Equity contracts	—	—	128,405	—	—	128,405
Foreign exchange contracts	(12,152)	(149,413)	—	—	14,505	(147,060)
Interest rate contracts	39,976	—	(7,694)	136,035	(88,591)	79,726
Total	$27,824	$(149,413)	$120,711	$85,321	$(74,086)	$10,357

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30,2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$19,212	$30,870	$—	$3,380	$25,574	$—	$514,937	$—	$593,973
Forward foreign currency contracts	251,319	147,508	939	103,377	46,621	2,278	38,034	28,171	618,247
Credit default swaps	—	—	—	13,841	—	—	—	—	13,841
Total Assets	$270,531	$178,378	$939	$120,598	$72,195	$2,278	$552,971	$28,171	$1,226,061
Liabilities:
Forward foreign currency contracts	$350,111	$94,367	$139,666	$204,473	$14,944	$712	$9,374	$65,769	$879,416
Credit default swaps	1,194	—	—	127,052	—	44,316	—	—	172,562
Written options	3,009	—	—	3,526	—	—	301,860	—	308,395
Total Liabilities	$354,314	$94,367	$139,666	$335,051	$14,944	$45,028	$311,234	$65,769	$1,360,373
Net OTC derivative instruments by counterparty, at fair value	$(83,783)	$84,011	$(138,727)	$(214,453)	$57,251	$(42,750)	$241,737	$(37,598)	(134,312)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(83,783)	$84,011	$(138,727)	$(214,453)	$57,251	$(42,750)	$241,737	$(37,598)	$(134,312)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

58

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)
Financials	18.6%
Information Technology	12.2%
Consumer Discretionary	11.3%
Consumer Staples	10.1%
Industrials	10.0%
Health Care	9.7%
Energy	9.2%
Materials	6.2%
Utilities	4.3%
Telecommunication Services	4.1%
Assets in Excess of Other Liabilities*	4.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.8%
	Consumer Discretionary: 11.3%
35,300	Home Depot, Inc.	$2,857,888	1.5
40,098	Macy’s, Inc.	2,326,486	1.3
33,300	Nike, Inc.	2,582,415	1.4
21,939	Renault S.A.	1,983,170	1.1
30,800	Starbucks Corp.	2,383,304	1.3
31,800	Toyota Motor Corp.	1,903,949	1.0
603,000	Yue Yuen Industrial Holdings	2,017,603	1.1
113,588	Other Securities	4,895,757	2.6
		20,950,572	11.3
	Consumer Staples: 10.1%
45,400	Altria Group, Inc.	1,904,076	1.0
49,338	British American Tobacco PLC	2,935,708	1.6
21,161	Casino Guichard Perrachon S.A.	2,805,531	1.5
23,700	CVS Caremark Corp.	1,786,269	1.0
72,200	Japan Tobacco, Inc.	2,632,565	1.4
19,900	Kimberly-Clark Corp.	2,213,278	1.2
39,810	Kraft Foods Group, Inc.	2,386,609	1.3
93,366	Other Securities	2,020,476	1.1
		18,684,512	10.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 9.2%
32,200		ConocoPhillips	$2,760,506	1.5
22,100		Hess Corp.	2,185,469	1.2
83,200	@	Noble Corp. PLC	2,792,192	1.5
32,000		Occidental Petroleum Corp.	3,284,160	1.7
64,368		Total S.A.	4,657,006	2.5
24,541		Other Securities	1,457,831	0.8
			17,137,164	9.2
		Financials: 18.6%
71,002		Admiral Group PLC	1,881,308	1.0
69,100		Blackstone Group LP	2,310,704	1.2
621,538		Intesa Sanpaolo S.p.A.	1,917,649	1.0
61,737		JPMorgan Chase & Co.	3,557,286	1.9
513,623		Legal & General Group PLC	1,978,721	1.1
46,669		Macquarie Group Ltd.	2,625,312	1.4
1,154,300		Mizuho Financial Group, Inc.	2,372,670	1.3
31,300		Prudential Financial, Inc.	2,778,501	1.5
8,219		Swiss Life Holding	1,948,246	1.1
70,900		Wells Fargo & Co.	3,726,504	2.0
3,575,936		Other Securities	9,433,605	5.1
			34,530,506	18.6
		Health Care: 9.7%
30,500		Medtronic, Inc.	1,944,680	1.0
47,800		Merck & Co., Inc.	2,765,230	1.5
39,913		Novartis AG	3,614,457	2.0
92,400		Pfizer, Inc.	2,742,432	1.5
12,183		Roche Holding AG - Genusschein	3,630,009	2.0
23,200		UnitedHealth Group, Inc.	1,896,600	1.0
19,400		Other Securities	1,330,064	0.7
			17,923,472	9.7
		Industrials: 10.0%
21,200		Boeing Co.	2,697,276	1.5
59,200		KAR Auction Services, Inc.	1,886,704	1.0
108,700		Komatsu Ltd.	2,523,284	1.4
155,200		Mitsubishi Corp.	3,230,399	1.7
21,176		Siemens AG	2,795,955	1.5
18,800		Union Pacific Corp.	1,875,300	1.0
2,106,588		Other Securities	3,508,128	1.9
			18,517,046	10.0

See Accompanying Notes to Financial Statements

59

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 12.2%
59,038		Apple, Inc.	$5,486,402	3.0
114,000		Cisco Systems, Inc.	2,832,900	1.5
56,100	L	Microchip Technology, Inc.	2,738,241	1.5
111,600		Microsoft Corp.	4,653,720	2.5
32,073	@	TE Connectivity Ltd.	1,983,394	1.1
182,300		Xerox Corp.	2,267,812	1.2
188,100		Other Securities	2,576,537	1.4
			22,539,006	12.2
		Materials: 6.2%
90,602		BHP Billiton Ltd.	3,089,956	1.7
38,600		International Paper Co.	1,948,142	1.0
42,208		Koninklijke DSM NV	3,071,577	1.7
105,000		Steel Dynamics, Inc.	1,884,750	1.0
124,200		Other Securities	1,476,122	0.8
			11,470,547	6.2
		Telecommunication Services: 4.1%
48,600		CenturyTel, Inc.	1,759,320	1.0
966,782		Telecom Corp. of New Zealand Ltd.	2,268,527	1.2
90,722		Telenor ASA	2,065,600	1.1
68,693		Other Securities	1,446,936	0.8
			7,540,383	4.1
		Utilities: 3.4%
27,203		DTE Energy Co.	2,118,297	1.2
39,300		Pinnacle West Capital Corp.	2,273,112	1.2
97,674		Suez Environnement S.A.	1,868,521	1.0
			6,259,930	3.4
		Total Common Stock (Cost $158,505,135)	175,553,138	94.8
PREFERRED STOCK: 0.9%
		Utilities: 0.9%
215,108		Other Securities	1,572,299	0.9
		Total Preferred Stock (Cost $1,388,235)	1,572,299	0.9
		Total Long-Term Investments (Cost $159,893,370)	177,125,437	95.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc(1): 1.5%
758,568	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $758,571, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $773,739, due 07/15/14-04/20/64)	$758,568	0.4
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.6
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14- 07/15/56)	1,000,000	0.5
		2,758,568	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
9,712,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,712,000)	9,712,000	5.2
	Total Short-Term Investments (Cost $12,470,568)	12,470,568	6.7

See Accompanying Notes to Financial Statements

60

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds (continued)
	Total Investments in Securities (Cost $172,363,938)	$189,596,005	102.4
	Liabilities in Excess of Other Assets	(4,399,815)	(2.4)
	Net Assets	$185,196,190	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $172,384,449.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,845,793
Gross Unrealized Depreciation	(1,634,237)
Net Unrealized Appreciation	$17,211,556

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$11,799,766	$9,150,806	$—	$20,950,572
Consumer Staples	9,359,844	9,324,668	—	18,684,512
Energy	11,022,327	6,114,837	—	17,137,164
Financials	15,441,115	19,089,391	—	34,530,506
Health Care	10,679,006	7,244,466	—	17,923,472
Industrials	6,459,280	12,057,766	—	18,517,046
Information Technology	21,419,128	1,119,878	—	22,539,006
Materials	5,309,014	6,161,533	—	11,470,547
Telecommunication Services	4,027,847	3,512,536	—	7,540,383
Utilities	4,391,409	1,868,521	—	6,259,930
Total Common Stock	99,908,736	75,644,402	—	175,553,138
Preferred Stock	1,572,299	—	—	1,572,299
Short-Term Investments	9,712,000	2,758,568	—	12,470,568
Total Investments, at fair value	$111,193,035	$78,402,970	$—	$189,596,005
Other Financial Instruments+
Futures	46,374	—	—	46,374
Total Assets	$111,239,409	$78,402,970	$—	$189,642,379

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $4,200,600 and $4,491,923 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

61

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited) (continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Global Value Advantage Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	35	09/19/14	$1,821,225	$584
S&P 500 E-Mini	38	09/19/14	3,709,560	45,790
			$5,530,785	$46,374

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets - Unrealized appreciation*	$46,374
Total Asset Derivatives		$46,374

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,964
Total	$2,964

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$36,172
Total	$36,172

See Accompanying Notes to Financial Statements

62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2014 (Unaudited)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Information Technology	18.5%
Financials	16.1%
Energy	11.7%
Health Care	10.8%
Industrials	10.8%
Consumer Discretionary	10.7%
Consumer Staples	9.7%
Utilities	4.3%
Materials	3.8%
Telecommunication Services	1.4%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Consumer Discretionary: 10.7%
1,631,006	Comcast Corp. - Class A	$87,552,402	2.0
961,970	Home Depot, Inc.	77,881,091	1.7
752,255	Macy’s, Inc.	43,645,835	1.0
857,836	Nike, Inc.	66,525,182	1.5
882,470	Starbucks Corp.	68,285,529	1.5
980,125	Walt Disney Co.	84,035,917	1.9
885,017	Other Securities	52,492,692	1.1
		480,418,648	10.7
	Consumer Staples: 9.7%
2,264,857	Altria Group, Inc.	94,988,103	2.1
560,278	Costco Wholesale Corp.	64,521,614	1.4
1,056,256	CVS Caremark Corp.	79,610,015	1.8
597,400	Kimberly-Clark Corp.	66,442,828	1.5
1,022,830	Kraft Foods Group, Inc.	61,318,659	1.4
927,753	Molson Coors Brewing Co.	68,802,162	1.5
		435,683,381	9.7
	Energy: 11.7%
577,007	ConocoPhillips	49,466,810	1.1
869,980	ExxonMobil Corp.	87,589,586	1.9
944,526	Halliburton Co.	67,070,791	1.5
541,900	Hess Corp.	53,588,491	1.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
2,017,842	@	Noble Corp. PLC	$67,718,778	1.5
789,956		Occidental Petroleum Corp.	81,073,184	1.8
640,043		Total S.A. ADR	46,211,105	1.0
657,952		Other Securities	74,326,121	1.7
			527,044,866	11.7
		Financials: 16.1%
958,322		Arthur J. Gallagher & Co.	44,657,805	1.0
1,367,376		Blackstone Group LP	45,725,053	1.0
1,138,789		Discover Financial Services	70,582,142	1.6
2,085,872		Fifth Third Bancorp.	44,533,367	1.0
1,482,195		Invesco Ltd.	55,952,861	1.2
1,802,857		JPMorgan Chase & Co.	103,880,621	2.3
674,562		Prudential Financial, Inc.	59,880,869	1.3
4,130,954		Regions Financial Corp.	43,870,732	1.0
1,822,435		Starwood Property Trust, Inc.	43,319,280	1.0
2,210,800		Wells Fargo & Co.	116,199,648	2.6
1,798,085	@	XL Group PLC	58,851,322	1.3
1,114,036		Other Securities	37,843,803	0.8
			725,297,503	16.1
		Health Care: 10.8%
639,110		Cardinal Health, Inc.	43,817,382	1.0
592,904	@	Gilead Sciences, Inc.	49,157,671	1.1
751,617		Medtronic, Inc.	47,923,100	1.1
1,972,932		Merck & Co., Inc.	114,134,116	2.5
3,463,193		Pfizer, Inc.	102,787,568	2.3
572,520		UnitedHealth Group, Inc.	46,803,510	1.0
1,879,467		Other Securities	83,388,926	1.8
			488,012,273	10.8
		Industrials: 10.8%
713,343		Boeing Co.	90,758,630	2.0
744,200		Caterpillar, Inc.	80,872,214	1.8
582,490		Fluor Corp.	44,793,481	1.0
397,415		General Dynamics Corp.	46,318,718	1.0
3,318,993		General Electric Co.	87,223,136	2.0
671,156		Union Pacific Corp.	66,947,811	1.5
612,115		Other Securities	67,752,046	1.5
			484,666,036	10.8
		Information Technology: 18.5%
2,430,995		Apple, Inc.	225,912,365	5.0
2,073,200		Applied Materials, Inc.	46,750,660	1.0

See Accompanying Notes to Financial Statements

63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
698,800		Automatic Data Processing, Inc.	$55,400,864	1.2
3,568,767		Cisco Systems, Inc.	88,683,860	2.0
1,062,313		Fidelity National Information Services, Inc.	58,151,013	1.3
2,093,099		Jabil Circuit, Inc.	43,745,769	1.0
939,764		Microchip Technology, Inc.	45,869,881	1.0
3,525,631		Microsoft Corp.	147,018,813	3.3
803,801	@	TE Connectivity Ltd.	49,707,054	1.1
3,657,159		Xerox Corp.	45,495,058	1.0
513,000		Other Securities	27,737,910	0.6
			834,473,247	18.5
		Materials: 3.8%
1,882,794		Freeport-McMoRan Copper & Gold, Inc.	68,721,981	1.5
1,103,204		International Paper Co.	55,678,706	1.3
2,555,100		Steel Dynamics, Inc.	45,864,045	1.0
			170,264,732	3.8
		Telecommunication Services: 1.4%
1,787,961		CenturyTel, Inc.	64,724,188	1.4
		Utilities: 4.3%
1,849,115		CenterPoint Energy, Inc.	47,226,397	1.1
634,134		DTE Energy Co.	49,380,015	1.1
588,800		Entergy Corp.	48,334,592	1.1
815,300		Pinnacle West Capital Corp.	47,156,952	1.0
			192,097,956	4.3
		Total Common Stock (Cost $3,390,219,983)	4,402,682,830	97.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	X	Mirant Corp. Escrow Shares, 06/15/21	—	—
10,000,000	X	Southern Energy Escrow Shares, 07/15/49	—	—
		Total Corporate Bonds/Notes (Cost $–)	—	—
		Total Long-Term Investments (Cost $3,390,219,983)	4,402,682,830	97.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
145,510,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $145,510,186)	$145,510,186	3.2
	Total Short-Term Investments (Cost $145,510,186)	145,510,186	3.2
	Total Investments in Securities (Cost $3,535,730,169)	$4,548,193,016	101.0
	Liabilities in Excess of Other Assets	(46,361,630)	(1.0)
	Net Assets	$4,501,831,386	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $3,555,132,045.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,028,965,841
Gross Unrealized Depreciation	(35,904,870)
Net Unrealized Appreciation	$993,060,971

See Accompanying Notes to Financial Statements

64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$4,402,682,830	$—	$—	$4,402,682,830
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	145,510,186	—	—	145,510,186
Total Investments, at fair value	$4,548,193,016	$—	$—	$4,548,193,016
Other Financial Instruments+
Futures	553,426	—	—	553,426
Total Assets	$4,548,746,442	$—	$—	$4,548,746,442

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Growth and Income Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	460	09/19/14	$44,905,200	$553,426
			$44,905,200	$553,426

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets - Unrealized appreciation*	$553,426
Total Asset Derivatives		$553,426

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,798,889
Total	$2,798,889

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,227,930)
Total	$(1,227,930)

See Accompanying Notes to Financial Statements

65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited)

Investment Type Allocation as of June 30, 2014 (as a percentage of net assets)

U.S. Government Agency Obligations	41.1%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	21.3%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	10.6%
Affiliated Investment Companies	9.3%
Foreign Government Bonds	0.6%
Purchased Options	0.4%
Preferred Stock	0.0%
Liabilities in Excess of Other Assets*	(19.0)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.2%
		Basic Materials: 2.1%
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$2,654,063	0.1
4,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	4,305,000	0.1
5,492,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	5,634,363	0.1
6,000,000	#	Glencore Funding LLC, 4.125%, 05/30/23	6,033,990	0.1
4,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	4,110,000	0.1
1,860,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	1,957,092	0.1
3,517,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,566,491	0.1
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,871,701	0.0
66,800,000		Other Securities	68,739,718	1.4
			98,872,418	2.1
		Communications: 3.4%
13,843,000		AT&T, Inc., 3.900%-5.350%, 03/11/24-06/15/44	14,447,885	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
4,000,000	#	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	$4,140,000	0.1
4,000,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	4,065,000	0.1
4,804,000	#	COX Communications, Inc., 4.500%, 06/30/43	4,568,100	0.1
3,343,000	#	Gannett Co., Inc., 5.125%, 10/15/19	3,468,363	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,655,500	0.0
9,487,000		Time Warner Cable, Inc., 5.875%, 11/15/40	11,087,969	0.2
17,239,000	L	Time Warner, Inc., 4.050%-6.500%, 12/15/23-12/15/43	18,500,815	0.4
15,940,000		Verizon Communications, Inc., 5.150%, 09/15/23	17,861,934	0.4
9,257,000		Verizon Communications, Inc., 6.550%, 09/15/43	11,672,799	0.2
11,683,000		Verizon Communications, Inc., 4.150%-5.050%, 03/15/24-03/15/34	12,337,816	0.3
59,132,000		Other Securities	60,211,457	1.2
			165,017,638	3.4
		Consumer, Cyclical: 0.9%
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,273,400	0.0
192,000	X	General Motors Co. Escrow	—	—
2,105,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	2,162,887	0.0
11,855,000		Yum! Brands, Inc., 3.875%-5.350%, 11/01/23-11/01/43	12,562,438	0.3
25,518,580		Other Securities(a)	26,406,694	0.6
			43,405,419	0.9

See Accompanying Notes to Financial Statements

66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 3.6%
5,988,000	#	Actavis Funding SCS, 3.850%, 06/15/24	$6,061,658	0.1
8,836,000	#	Actavis Funding SCS, 4.850%, 06/15/44	8,938,692	0.2
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,439,549	0.1
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,575,787	0.6
4,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,120,000	0.1
3,640,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,944,850	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,275,459	0.1
10,393,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	10,668,051	0.2
2,105,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	2,182,092	0.0
96,305,000		Other Securities	99,794,346	2.1
			175,000,484	3.6
		Energy: 2.9%
3,409,000	#	Continental Resources, Inc./OK, 3.800%, 06/01/24	3,450,770	0.1
4,760,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,756,739	0.1
4,041,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	4,081,067	0.1
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,787,400	0.1
10,195,000		Energy Transfer Partners L.P., 4.650%-9.700%, 03/15/19-02/01/43	11,671,609	0.2
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
13,105,000		Transocean, Inc., 2.500%-3.800%, 10/15/17-10/15/22	13,097,830	0.3
10,736,000		Weatherford International Ltd., 5.950%-6.750%, 09/15/40-04/15/42	12,325,592	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
84,917,000		Other Securities(b)	$88,406,729	1.8
			141,577,736	2.9
		Financial: 8.0%
2,688,000	#	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 05/15/19	2,711,520	0.1
15,165,000		American International Group, Inc., 3.375%-8.175%, 05/18/17-05/15/68	18,279,039	0.4
11,334,000		American Tower Corp., 3.400%, 02/15/19	11,868,126	0.3
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,193,827	0.0
21,833,000		Bank of America Corp., 4.000%-8.000%, 07/24/23-07/29/49	22,863,386	0.5
5,766,000	#	BPCE SA, 5.150%, 07/21/24	6,095,723	0.1
13,452,000		Citigroup, Inc., 5.500%-6.675%, 09/13/25-09/13/43	15,681,173	0.3
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,391,748	0.0
2,437,000	#	Credit Agricole SA/ London, 3.875%, 04/15/24	2,473,998	0.1
5,481,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	5,994,844	0.1
13,581,000	#	Credit Suisse AG, 6.500%, 08/08/23	15,108,863	0.3
2,745,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	2,767,646	0.1
8,483,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	8,956,139	0.2
11,858,000		General Electric Capital Corp., 5.300%-7.125%, 02/11/21-12/15/49	13,808,253	0.3
5,518,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	5,728,699	0.1
22,373,000		Goldman Sachs Group, Inc., 2.900%-6.750%, 07/19/18-10/01/37	23,864,605	0.5

See Accompanying Notes to Financial Statements

67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	$6,916,471	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,555,875	0.0
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,995,512	0.1
5,826,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	5,903,026	0.1
7,963,000		Intesa Sanpaolo SpA, 3.875%-5.250%, 01/15/19-01/12/24	8,492,625	0.2
23,880,000		JPMorgan Chase & Co., 3.375%-6.125%, 05/01/23-12/29/49	24,017,565	0.5
11,494,000		Morgan Stanley, 3.875%, 04/29/24	11,650,146	0.3
5,941,000		Morgan Stanley, 5.000%, 11/24/25	6,354,666	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,776,349	0.1
5,173,000	#,L	Societe Generale SA, 6.000%, 12/29/49	5,101,871	0.1
4,610,000	#,L	Societe Generale SA, 7.875%, 12/29/49	4,916,565	0.1
16,375,000		Wells Fargo & Co., 4.100%-5.900%, 06/03/26-12/29/49	17,077,896	0.3
119,432,400		Other Securities(b)	126,822,053	2.6
			387,368,209	8.0
		Government: 0.3%
13,848,000		European Investment Bank, 1.000%, 03/15/18	13,722,094	0.3
		Industrial: 0.5%
21,546,000		Other Securities	22,786,702	0.5
		Technology: 0.6%
11,447,000		Hewlett-Packard Co., 2.600%-5.400%, 03/01/17-06/01/21	12,246,855	0.2
17,869,000		Other Securities	18,005,896	0.4
			30,252,751	0.6
		Utilities: 0.9%
4,000,000	#	Calpine Corp., 6.000%, 01/15/22	4,330,000	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	$2,605,661	0.1
93,342	#	Juniper Generation, LLC, 6.790%, 12/31/14	91,776	0.0
32,602,000		Other Securities	34,586,222	0.7
			41,613,659	0.9
		Total Corporate Bonds/Notes (Cost $1,065,941,858)	1,119,617,110	23.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.5%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	43,416,439	0.1
4,600,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	4,796,544	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	3,237,183	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	2,672,609	0.1
2,250,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	2,265,937	0.0
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	2,228,167	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	1,542,475	0.0
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	4,967,275	0.1
1,519,150		Banc of America Mortgage 2005-J Trust, 2.760%, 11/25/35	1,409,597	0.0

See Accompanying Notes to Financial Statements

68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,125,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	$3,405,655	0.1
1,590,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	1,632,835	0.0
3,150,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	3,298,627	0.1
1,737,105		Banc of America Funding Corp., 2.689%-6.000%, 05/25/35-08/25/37	1,688,823	0.0
260,094		Banc of America Mortgage Securities, Inc., 2.678%-5.500%, 07/25/33-09/25/35	263,188	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.037%, 06/11/41	5,115,575	0.1
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	4,032,595	0.1
3,940,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	3,899,999	0.1
3,548,000		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	3,621,106	0.1
8,552,000		Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28, 6.146%, 09/11/42	9,389,685	0.2
589,321		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	574,172	0.0
6,888,110		Bear Stearns Adjustable Rate Mortgage Trust, 2.410%-2.771%, 01/25/34-07/25/36	6,298,696	0.1
6,402,516		Bear Stearns Alternative-A Trust, 2.583%-2.790%, 05/25/35-11/25/36	5,096,437	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,319,627	#	Beckman Coulter, Inc., 7.498%, 12/15/18	$4,666,925	0.1
3,000,000	#	CGBAM Commercial Mortgage Trust, 2.152%, 02/15/31	3,008,466	0.1
691,138	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	692,558	0.0
520,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	531,335	0.0
14,307,009	#,^	Citigroup Commercial Mortgage Trust, 2.389%, 09/10/45	1,567,479	0.0
13,453,266		Citigroup Mortgage Loan Trust, Inc., 2.500%-5.500%, 09/25/35-09/25/37	12,998,067	0.3
5,000,000	#	COMM 2007-C9 Mortgage Trust, 0.843%, 12/10/49	4,739,570	0.1
33,900,964	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	2,997,771	0.1
106,327,028	^	Commercial Mortgage Pass Through Certificates, 1.607%, 03/10/47	9,985,692	0.2
89,151,048	^	Commercial Mortgage Trust, 1.600%, 10/10/46	8,042,913	0.2
61,970,387	^	Commercial Mortgage Trust, 1.625%, 08/10/46	4,880,484	0.1
64,504,318	^	Commercial Mortgage Trust, 1.929%, 01/10/46	5,925,605	0.1
152,396,694	^	Commercial Mortgage Trust, 2.058%, 12/10/45	15,437,831	0.3
28,915,496	^	Commercial Mortgage Trust, 2.146%, 10/15/45	3,230,844	0.1
38,384,312	^	Commercial Mortgage Trust, 2.393%, 05/15/45	4,398,831	0.1
65,166,000	#,^	Commercial Mortgage Trust, 0.750%, 10/15/45	2,946,683	0.1
7,003,000	#	Commercial Mortgage Trust, 5.988%, 12/10/49	6,927,021	0.1
1,844,215		Commerical 2007-C9 Mortgage Trust, 5.988%, 12/10/49	1,928,216	0.0

See Accompanying Notes to Financial Statements

69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,320,000		Commercial Mortgage Trust, 5.401%-6.321%, 07/15/44-12/10/49	$13,603,556	0.3
2,043,341	^	Countrywide Alternative Loan Trust, 4.848%, 05/25/35	235,989	0.0
8,138,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	8,521,422	0.2
284,818	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	285,581	0.0
2,070,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	2,097,607	0.0
4,970,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%-5.230%, 04/15/37-12/15/40	5,098,765	0.1
29,835,377	^	First Horizon Alternative Mortgage Securities, 444.548%, 01/25/36	3,435,768	0.1
4,046,352	^	First Horizon Alternative Mortgage Securities, 446.548%, 12/25/36	901,988	0.0
662,608,788	#,^	FREMF Mortgage Trust, 40.100%, 12/25/44	3,880,900	0.1
1,762,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.465%, 05/10/43	1,278,384	0.0
1,530,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	1,541,613	0.0
3,280,000	#	GRACE 2014-GRCE Mortgage Trust, 3.590%, 06/10/28	3,140,239	0.1
15,277,661	^	GS Mortgage Securities Corp. II, 1.736%, 11/10/46	1,297,747	0.0
102,492,263	^	GS Mortgage Securities Corp. II, 2.537%, 11/10/45	13,020,730	0.3
21,016,459	^	GS Mortgage Securities Corp. II, 2.762%, 05/10/45	2,571,822	0.0
2,940,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	3,119,566	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,310,000		GS Mortgage Securities Trust, 5.784%-6.053%, 04/10/38-08/10/38	$6,166,959	0.1
15,236,823		Homebanc Mortgage Trust, 0.392%, 07/25/35	14,150,971	0.3
951,272		Homebanc Mortgage Trust, 1.012%, 08/25/29	915,619	0.0
1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.746%, 05/15/41	1,236,149	0.0
3,020,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.592%, 10/15/37	3,012,365	0.1
92,343,817	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.790%, 01/15/46	2,463,502	0.0
32,014,023	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	3,219,372	0.1
2,890,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	2,995,849	0.1
954,346	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 2.296%, 10/15/45	104,364	0.0
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	517,751	0.0
69,694		JP Morgan Mortgage Trust, 5.750%, 01/25/36	65,007	0.0
828,367		JP Morgan Chase Commercial Mortgage Securities Corp., 5.773%, 06/12/41	828,064	0.0
16,539,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%-5.786%, 06/12/41-03/15/46	15,708,921	0.3

See Accompanying Notes to Financial Statements

70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,150,000		LB Commercial Mortgage Trust, 6.090%, 07/15/44	$5,419,489	0.1
10,128,000	#	LB Commercial Mortgage Trust, 5.600%, 10/15/35	10,397,967	0.2
41,356,241	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	873,088	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.457%, 02/15/40	1,290,450	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	4,332,246	0.1
3,005,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.049%, 06/15/38	3,165,197	0.1
34,717,504	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	439,596	0.0
177,276,990	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	2,524,974	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.644%, 10/15/36	1,541,409	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.797%, 10/15/36	3,319,329	0.1
2,086,877	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	2,091,525	0.0
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,445,990	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,755,242	0.1
4,880,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	4,702,239	0.1
21,537,000		LB-UBS Commercial Mortgage Trust, 4.954%-8.150%, 07/15/32-11/15/40	21,366,022	0.5
113,064,014	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.870%, 02/15/46	10,790,072	0.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,477,075	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	$2,194,034	0.1
16,043,430	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.310%, 11/15/45	1,660,213	0.0
1,099,136		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	1,105,895	0.0
4,470,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	4,378,593	0.1
2,590,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,436,076	0.1
10,000,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	8,733,010	0.2
3,840,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	4,004,248	0.1
2,410,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	2,438,065	0.0
3,305,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,579,502	0.1
3,095,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,212,650	0.1
5,443,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	5,986,995	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	737,762	0.0
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,376,538	0.1
176,880	#	Morgan Stanley Capital I, 7.350%, 07/15/32	181,539	0.0
1,820,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.864%, 09/15/37	1,825,674	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.668%, 07/15/33	1,187,247	0.0
2,561,457		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.809%, 03/25/36	2,197,991	0.1

See Accompanying Notes to Financial Statements

71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
554,894	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	$556,915	0.0
41,627	#	Nomura Asset Acceptance Corp., 6.940%, 02/19/30	41,479	0.0
5,221,484	#	N-Star Real Estate CDO Ltd., 2.002%, 08/25/29	5,226,705	0.1
35,169,646	#,^	RBSCF Trust, 1.168%, 04/15/24	136,574	0.0
3,230,419	#	RBSSP Resecuritization Trust, 0.402%, 02/26/37	3,043,413	0.1
13,206,717		SLM Student Loan Trust, 1.729%, 04/25/23	13,670,530	0.3
19,645,530	#,^	UBS-Barclays Commercial Mortgage Trust, 1.935%, 05/10/63	1,661,994	0.0
34,312,084	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	4,037,270	0.1
2,100,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	2,097,800	0.0
3,634,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.904%, 05/15/43	3,527,727	0.1
11,532,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	12,167,286	0.2
13,372,000		Wachovia Bank Commercial Mortgage Trust Series, 5.904%-6.140%, 05/15/43-02/15/51	13,594,620	0.3
38,416,529	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	4,242,157	0.1
5,000,000	#	Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1, 2.402%, 02/05/27	5,010,993	0.1
3,379,953		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.606%, 09/25/35	3,205,598	0.1
27,578,157	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.738%, 06/15/45	2,551,517	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,647		Wells Fargo Mortgage-Backed Securities Trust, 2.622%, 10/25/33	$107,779	0.0
32,289,544	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.620%, 04/15/45	3,743,898	0.1
10,974,798		Wells Fargo Mortgage Backed Securities Trust, 2.612%-5.588%, 05/25/35-04/25/36	10,790,228	0.2
109,557,117		Other Securities	98,042,684	2.0
		Total Collateralized Mortgage Obligations (Cost $588,435,363)	603,324,514	12.5
ASSET-BACKED SECURITIES: 10.6%
		Automobile Asset-Backed Securities: 1.7%
2,410,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,530,045	0.0
7,582,700		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	7,709,198	0.2
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,724,769	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,891,697	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,429,147	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,577,723	0.1
5,640,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,755,894	0.1
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,586,951	0.1
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,375,453	0.0
3,640,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	3,783,864	0.1

See Accompanying Notes to Financial Statements

72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
3,480,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	3,620,622	0.1
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,734,761	0.1
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,207,431	0.0
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,939,277	0.0
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	11,063,965	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,456,145	0.2
3,890,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	3,911,617	0.1
4,410,000		Other Securities	4,453,812	0.1
			83,752,371	1.7
		Credit Card Asset-Backed Securities: 0.1%
2,620,000		Other Securities	2,601,736	0.1
		Home Equity Asset-Backed Securities: 0.6%
17,300,000		Accredited Mortgage Loan Trust 2006-1, 0.430%, 04/25/36	14,448,182	0.3
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.067%, 03/25/35	2,007,842	0.0
13,117,729		Other Securities	12,175,924	0.3
			28,631,948	0.6
		Other Asset-Backed Securities: 8.2%
3,427,103	#	ACA CLO 2006-1 Ltd., 0.479%, 07/25/18	3,423,100	0.1
1,020,929	#	Aimco CDO, 0.478%, 10/20/19	1,013,193	0.0
7,000,000	#	AIMCO CLO Series 2005-A, 0.948%, 10/20/19	6,724,655	0.2
1,500,000	#	AMMC CLO IV Ltd., 1.033%, 03/25/17	1,497,225	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
5,500,000	#	Apidos CDO I Ltd., 0.978%, 07/27/17	5,488,351	0.1
2,650,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	2,641,077	0.1
5,150,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	5,187,580	0.1
1,500,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	1,493,065	0.0
5,749,999	#	Atrium IV, 0.981%, 06/08/19	5,721,485	0.1
1,250,000	#	Atrium IV, 2.081%, 06/08/19	1,243,375	0.1
7,000,000	#	Atrium V, 0.919%, 07/20/20	6,744,822	0.1
625,000	#	Babson CLO, Inc. 2005-III, 0.623%, 11/10/19	614,879	0.0
2,600,000	#	Babson CLO, Inc. 2005-III, 0.923%, 11/10/19	2,520,299	0.1
2,000,000	#	Babson CLO, Inc. 2005-III, 1.923%, 11/10/19	1,951,356	0.0
1,500,000		Babson Mid-Market CLO, Inc. 2007-II, 3.877%, 04/15/21	1,474,079	0.0
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.077%, 04/15/21	952,060	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.927%, 04/15/21	7,047,452	0.2
5,900,000	#	Ballyrock CLO 2006-2 Ltd., 1.627%, 01/14/20	5,860,659	0.1
2,250,000	#	Belhurst CLO Ltd., 0.926%, 01/15/20	2,168,368	0.1
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.651%, 06/20/17	1,535,930	0.1
1,192,673	#	Black Diamond CLO Ltd., 0.581%, 06/20/17	1,189,464	0.0
1,250,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	1,247,199	0.0
3,000,000	#	Canaras Summit CLO Ltd., 0.711%, 06/19/21	2,910,834	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.031%, 06/19/21	6,757,457	0.1
1,800,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	1,820,646	0.0
4,250,000	#	Carlyle High Yield Partners IX Ltd., 0.630%, 08/01/21	4,056,561	0.1

See Accompanying Notes to Financial Statements

73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
7,500,000	#	Castle Garden Funding, 0.977%, 10/27/20	$7,445,985	0.1
1,000,000	#	Castle Garden Funding, 4.977%, 10/27/20	1,000,433	0.0
2,500,000	#	Castle Garden Funding, 6.560%, 10/27/20	2,710,312	0.1
1,250,000	#	CIFC Funding 2006-I Ltd., 0.998%, 10/20/20	1,217,068	0.0
4,450,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	4,298,544	0.1
10,400,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	9,969,003	0.2
2,000,000	#	ColumbusNova CLO Ltd 2006-II, 0.973%, 04/04/18	1,951,056	0.0
4,000,000	#	ColumbusNova CLO Ltd. 2006-II, 1.723%, 04/04/18	3,858,736	0.1
3,000,000	#	CP Uniq Aps, 2.027%, 04/15/18	2,929,245	0.1
384,186	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	384,270	0.0
3,000,000	#	Del Mar CLO I Ltd., 0.945%, 07/25/18	2,944,809	0.1
1,100,000	#	Diamond Lake CLO Ltd., 1.827%, 12/01/19	1,057,445	0.0
700,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.948%, 05/22/17	699,747	0.0
5,650,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	5,621,750	0.1
5,000,000	#	Duane Street CLO II Ltd., 1.879%, 08/20/18	4,860,580	0.1
9,800,000	#	Eaton Vance CDO IX Ltd., 0.878%, 04/20/19	9,621,228	0.2
5,000,000	#	Eaton Vance CDO IX Ltd., 1.728%, 04/20/19	4,813,510	0.1
562,592	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	562,414	0.0
5,000,000	#	Emporia Preferred Funding II Ltd., 1.178%, 10/18/18	4,889,150	0.1
1,750,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	1,743,639	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,500,000	#	Flagship CLO IV Corp., 2.027%, 06/01/17	$2,478,152	0.1
5,645,000	#	Fraser Sullivan CLO I Ltd., 2.031%, 03/15/20	5,444,795	0.1
5,100,000	#	Fraser Sullivan CLO II Ltd., 0.631%, 12/20/20	4,997,123	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 0.951%, 12/20/20	6,339,586	0.2
6,600,000	#	Gallatin CLO III 2007-1 Ltd., 1.474%, 05/15/21	6,337,089	0.1
4,000,000	#	Gannett Peak CLO Ltd., 0.928%, 10/27/20	3,929,384	0.1
4,125,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	4,105,481	0.1
2,500,000	#	Greens Creek Funding Ltd., 2.478%, 04/18/21	2,413,810	0.1
3,000,000	#	Gulf Stream - Compass CLO, 1.029%, 01/24/20	2,999,346	0.1
3,825,000	#	Gulf Stream - Compass CLO, 2.228%, 10/28/19	3,838,170	0.1
5,050,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	5,052,550	0.1
2,850,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	2,799,005	0.1
6,610,000	#	Gulf Stream - Sextant CLO, 1.827%, 08/21/20	6,440,163	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.907%, 11/26/20	1,840,898	0.0
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	2,177,650	0.1
5,955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.523%, 08/07/21	5,905,222	0.1
408,764	#	Hewett’s Island Clo IV Ltd., 1.874%, 05/09/18	407,745	0.0
1,200,000	#	Hewett’s Island Clo V Ltd., 0.927%, 12/05/18	1,175,532	0.0
2,700,000	#	Invitation Homes 2013- SFR1 Trust, 2.900%, 12/17/30	2,690,148	0.0
4,110,000	#	Invitation Homes Trust, 2.252%, 06/17/31	4,157,047	0.1

See Accompanying Notes to Financial Statements

74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,200,000	#	Katonah IX CLO Ltd., 0.949%, 01/25/19	$1,156,531	0.0
8,000,000	#	Katonah VII CLO Ltd., 0.974%, 11/15/17	7,888,200	0.2
6,800,000	#	Kennecott Funding Ltd., 2.027%, 01/13/18	6,612,884	0.1
1,750,000	#	Kingsland I Ltd., 2.030%, 06/13/19	1,744,393	0.0
10,575,000	#	Kingsland III Ltd., 0.587%, 08/24/21	10,255,730	0.2
4,250,000	#	Kingsland III Ltd., 0.877%, 08/24/21	4,078,143	0.1
1,000,000	#	Landmark VI CDO Ltd., 1.027%, 01/14/18	980,574	0.0
2,250,000	#	Madison Park Funding Ltd., 2.033%, 03/25/20	2,188,890	0.0
4,090,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	4,090,990	0.1
614,686	#	Mesa West Capital CDO Ltd., 0.412%, 02/25/47	605,427	0.0
2,900,000	#	Momentum Capital Fund Ltd., 1.628%, 09/18/21	2,841,562	0.1
1,875,000	#	Morgan Stanley Investment Management Croton Ltd, 0.677%, 01/15/18	1,852,802	0.0
7,170,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	7,208,596	0.2
12,750,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	12,750,293	0.2
3,650,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	3,651,635	0.1
9,900,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	9,781,646	0.2
2,600,000	#	Oak Hill Credit Partners IV Ltd., 0.626%, 05/17/21	2,577,094	0.1
2,000,000	#	Oak Hill Credit Partners IV Ltd, 1.926%, 05/17/21	1,978,392	0.0
1,000,000	#	Sargas CLO I Ltd., 1.777%, 08/27/20	993,770	0.0
1,100,000	#	Silverado CLO 2006-I Ltd., 1.978%, 04/11/20	1,078,540	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
11,055,251		Small Business Administration, 5.160%, 02/01/28	$12,220,184	0.2
16,384,002		Small Business Administration, 5.290%-5.902%, 02/10/18-03/01/28	17,933,684	0.4
900,000	#	Stanfield Arnage CLO Ltd., 2.427%, 08/27/21	901,828	0.0
10,200,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	10,081,129	0.2
1,300,000	#	Stanfield Veyron CLO Ltd., 1.826%, 07/15/18	1,284,652	0.1
2,010,000	#	Trade MAPS 1 Ltd., 2.403%, 12/10/18	2,032,613	0.0
3,400,000	#	WhiteHorse III Ltd./ Corp, 0.975%, 05/01/18	3,388,416	0.1
750,000	#	WhiteHorse III Ltd/ Corp, 2.075%, 05/01/18	739,874	0.0
33,434,308		Other Securities	30,458,970	0.6
			394,750,433	8.2
		Total Asset-Backed Securities (Cost $500,559,157)	509,736,488	10.6
FOREIGN GOVERNMENT BONDS: 0.6%
10,000,000	#	Kommunalbanken AS, 1.750%, 05/28/19	10,005,590	0.2
20,590,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	20,618,249	0.4
561,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	603,075	0.0
		Total Foreign Government Bonds (Cost $31,217,388)	31,226,914	0.6
U.S. TREASURY OBLIGATIONS: 21.3%
		U.S. Treasury Bonds: 4.3%
176,620,000		3.625%, due 02/15/44	186,030,490	3.9
15,000,000		5.000%, due 05/15/37	19,443,750	0.4
			205,474,240	4.3

See Accompanying Notes to Financial Statements

75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: 17.0%
48,065,000		0.500%, due 06/30/16	$48,104,413	1.0
295,572,000		0.875%, due 06/15/17	295,652,691	6.1
15,500,000		1.250%, due 11/30/18	15,359,539	0.3
24,400,000		1.500%, due 12/31/18	24,412,395	0.5
91,744,000		1.625%, due 06/30/19	91,733,266	1.9
272,228,000		2.125%, due 06/30/21	272,121,559	5.7
44,901,000		2.500%, due 05/15/24	44,813,309	0.9
29,330,000		0.875%-1.750%, due 07/31/15-04/30/20	29,507,028	0.6
			821,704,200	17.0
		Total U.S. Treasury Obligations (Cost $1,022,729,672)	1,027,178,440	21.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.1%
		Federal Home Loan Bank: 0.0%
1,915,000		Other Securities	1,854,287	0.0
		Federal Home Loan Mortgage Corporation: 5.8%##
12,600,000		0.750%, due 01/12/18	12,413,722	0.3
13,600,000		1.000%, due 07/28/17	13,639,222	0.3
5,000,000	^	4.000%, due 11/15/38	1,434,537	0.0
2,166,043	^	4.000%, due 04/15/43	419,578	0.0
7,358,256	^	4.500%, due 12/15/40	1,326,265	0.0
1,119,270	^	4.831%, due 03/15/33	1,182,155	0.0
3,974,956	^	5.000%, due 02/15/40	816,941	0.0
6,942,245	^	5.500%, due 12/15/18	423,342	0.0
12,483,650		5.500%, due 02/15/36	13,557,138	0.3
23,820,265	^	5.798%, due 08/15/43	5,500,957	0.1
5,323,457	^	5.848%, due 05/15/36	673,570	0.0
6,740,728	^	5.898%, due 07/15/40	1,079,897	0.0
36,485,331	^	5.998%, due 03/15/44	5,903,950	0.1
56,629,624	^	5.998%, due 03/15/44	8,750,806	0.2
1,177,028	^	6.000%, due 04/15/33	265,282	0.0
11,111,406		6.000%, due 10/15/37	12,182,135	0.3
4,637,723	^	6.333%, due 06/15/36	777,705	0.0
14,608,344	^	6.398%, due 05/15/41	3,073,052	0.1
35,927,800	^	6.398%, due 11/15/41	8,131,248	0.2
5,599,018	^	6.448%, due 09/15/33	1,036,447	0.0
8,590,496	^	6.448%, due 12/15/39	1,282,851	0.0
19,467,280	^	6.448%, due 01/15/40	3,407,278	0.1
27,859,635	^	6.448%, due 09/15/42	6,935,397	0.1
19,989,108	^	6.548%, due 11/15/25	3,268,829	0.1
4,227,562	^	24.010%, due 01/15/36	2,419,905	0.1

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Federal Home Loan Mortgage Corporation: (continued)
153,919,090	W,Z	0.050%-19.405%, due 08/23/17-10/25/44	$167,112,608	3.5
			277,014,817	5.8
		Federal National Mortgage Association: 31.0%##
15,200,000		0.352%, due 10/27/37	15,166,917	0.3
11,700,000		0.875%, due 08/28/17	11,624,816	0.3
21,000,000		0.875%, due 12/20/17	20,771,373	0.4
35,000,000		1.750%, due 06/20/19	35,094,185	0.7
11,185,802	^	3.000%, due 10/25/32	1,449,727	0.0
11,708,325		3.000%, due 05/01/43	11,583,762	0.2
235,438,000	W	3.000%, due 08/01/44	232,072,061	4.8
10,969,000	W	3.500%, due 02/25/26	11,628,854	0.3
800,410	^	3.500%, due 08/25/43	151,784	0.0
316,876,000	W	3.500%, due 08/01/44	325,293,019	6.8
1,586,512	^	4.000%, due 11/01/18	94,698	0.0
42,352,062		4.000%, due 12/01/39	45,023,579	0.9
1,270,923	^	4.000%, due 08/25/43	255,274	0.0
253,168,000	W	4.000%, due 07/01/44	268,753,655	5.6
35,137,000	W	4.500%, due 07/15/35	38,063,262	0.8
14,973,136		4.500%, due 05/01/41	16,231,305	0.3
4,718,801	^	5.000%, due 05/25/18	299,330	0.0
34,172,457	^	5.000%, due 01/25/41	5,527,456	0.1
10,241,889	^	5.000%, due 04/25/42	2,241,034	0.1
13,947,775		5.500%, due 06/01/38	15,606,762	0.3
11,491,381	^	5.500%, due 11/25/40	2,186,181	0.1
43,071,446	^	5.948%, due 12/25/42	9,076,704	0.2
1,875,860	^	6.000%, due 08/25/33	401,571	0.0
7,681,773	^	6.298%, due 02/25/42	1,571,672	0.0
8,454,039	^	6.448%, due 10/25/40	1,467,859	0.0
2,631,539	^	6.548%, due 08/25/26	382,827	0.0
8,666,399	^	6.588%, due 01/25/37	1,612,749	0.0
21,762,857	^	6.598%, due 10/25/35	4,062,640	0.1
381,853,816	W	0.652%-32.690%, due 10/01/14-10/01/44	417,340,749	8.7
			1,495,035,805	31.0
		Government National Mortgage Association: 4.3%
69,122,000		3.500%, due 02/20/42	72,021,889	1.5
14,557,954	^	4.000%, due 08/16/26	1,849,311	0.1
23,178,000		4.000%, due 07/01/44	24,811,324	0.5
11,300,018	^	4.500%, due 12/20/37	1,139,842	0.0

See Accompanying Notes to Financial Statements

76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Government National Mortgage Association (continued)
6,230,923	^	4.500%, due 05/20/40	$1,022,827	0.0
5,195,037	^	5.000%, due 06/16/39	54,635	0.0
4,365,349	^	5.000%, due 11/20/39	789,979	0.0
13,460,068	^	5.000%, due 01/20/40	3,634,461	0.1
9,232,717	^	5.000%, due 03/20/40	1,665,261	0.1
5,340,211	^	5.000%, due 10/20/40	919,854	0.0
9,593,854	^	5.697%, due 06/20/40	1,538,021	0.0
39,454,797	^	5.948%, due 05/16/40	6,042,589	0.1
34,970,407	^	6.047%, due 05/20/37	5,253,870	0.1
7,336,906	^	6.047%, due 06/20/38	793,611	0.0
12,384,067	^	6.047%, due 04/20/39	1,811,907	0.1
46,660,171	^	6.048%, due 04/16/44	6,374,601	0.1
8,241,632	^	6.147%, due 05/20/39	833,983	0.0
6,032,622	^	6.247%, due 04/20/38	838,369	0.0
4,191,450	^	6.348%, due 05/16/38	712,547	0.0
11,634,260	^	6.348%, due 01/16/39	2,090,127	0.1
16,661,883	^	6.467%, due 08/20/40	3,553,648	0.1
7,710,807	^	6.498%, due 09/16/40	1,430,406	0.0
3,211,134	^	6.618%, due 02/16/35	586,969	0.0
7,395,495	^	6.847%, due 04/20/36	784,317	0.0
58,853,667	W	1.625%-24.744%, due 01/20/27-10/20/60	64,584,645	1.4
			205,138,993	4.3
		Total U.S. Government Agency Obligations (Cost $1,945,839,532)	1,979,043,902	41.1

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		Financials: 0.0%
1,500	#,P	Ally Financial, Inc.	1,511,297	0.0
		Total Preferred Stock (Cost $1,443,750)	1,511,297	0.0

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.3%
	Affiliated Investment Companies: 9.3%
6,750,759	Voya Emerging Markets Corporate Debt Fund - Class P	$68,182,663	1.4
13,264,006	Voya Emerging Markets Hard Currency Debt Fund - Class P	130,517,822	2.7
6,878,474	Voya Emerging Markets Local Currency Debt Fund - Class P	62,456,541	1.3
1,074,930	Voya Floating Rate Fund - Class P	10,953,535	0.2
8,732,647	Voya High Yield Bond Fund - Class P	74,402,149	1.6
9,079,580	Voya Investment Grade Credit Fund - Class P	100,329,359	2.1
	Total Investment Companies (Cost $448,875,902)	446,842,069	9.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Interest Rate Swaptions: 0.4%
966,560,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	714,547	0.0
966,560,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	714,547	0.0

See Accompanying Notes to Financial Statements

77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS (continued)
		Interest Rate Swaptions (continued)
966,560,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	$9,271,750	0.2
966,560,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	9,271,750	0.2
993,819,485	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	1,795,466	0.0
			21,768,060	0.4
		Total Purchased Options (Cost $20,885,915)	21,768,060	0.4
		Total Long-Term Investments (Cost $5,625,928,537)	5,740,248,794	119.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.7%
3,300,000	Concord Minutemen Capital Co. LLC, 0.200%, 08/04/14	3,299,358	0.1
7,500,000	Dominion Resources Inc., 0.220%, 07/11/14	7,499,496	0.2
10,000,000	Kroger Co, 0.200%, 07/07/14	9,999,618	0.2
2,000,000	Time Warner, 0.290%, 07/08/14	1,999,871	0.0
9,815,000	Volkswagen, 0.200%, 07/09/14	9,814,509	0.2
		32,612,852	0.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills: 0.0%
1,886,000	United States Treasury Bill, 0.030%, 07/31/14 (Cost $1,885,917)	$1,885,957	0.0
	Securities Lending Collateralcc(1): 0.8%
6,545,722	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $6,545,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $6,676,636, due 07/15/14-04/20/64)	6,545,722	0.1
8,711,943	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $8,711,976, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,886,182, due 01/01/17-03/01/48)	8,711,943	0.2
8,711,943	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $8,711,960, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $8,886,208, due 07/10/14- 08/15/42)	8,711,943	0.2

See Accompanying Notes to Financial Statements

78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
4,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $4,000,016, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $4,080,000, due 12/31/17-04/15/28)	$4,000,000	0.1
8,711,943	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $8,711,969, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $8,886,182, due 07/01/14-07/15/56)	8,711,943	0.2
		36,681,551	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
9,707,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,707,000)	9,707,000	0.2
	Total Short-Term Investments (Cost $80,887,320)	80,887,360	1.7
	Total Investments in Securities (Cost $5,706,815,857)	$5,821,136,154	120.7
	Liabilities in Excess of Other Assets	(999,896,702)	(20.7)
	Net Assets	$4,821,239,452	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

±	Defaulted security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	The grouping contains securities in default.

(b)	This grouping contains securities on loan.

Cost for federal income tax purposes is $5,708,208,269.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$145,186,171
Gross Unrealized Depreciation	(32,258,286)
Net Unrealized Appreciation	$112,927,885

See Accompanying Notes to Financial Statements

79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Preferred Stock	$—	$1,511,297	$—	$1,511,297
Purchased Options	—	21,768,060	—	21,768,060
Corporate Bonds/Notes	—	1,119,617,110	—	1,119,617,110
Collateralized Mortgage Obligations	—	598,657,589	4,666,925	603,324,514
Short-Term Investments	9,707,000	71,180,360	—	80,887,360
Investment Companies	446,842,069	—	—	446,842,069
Asset-Backed Securities	—	507,098,448	2,638,040	509,736,488
U.S. Treasury Obligations	—	1,027,178,440	—	1,027,178,440
U.S. Government Agency Obligations	—	1,979,043,902	—	1,979,043,902
Foreign Government Bonds	—	31,226,914	—	31,226,914
Total Investments, at fair value	$456,549,069	$5,357,282,120	$7,304,965	$5,821,136,154
Other Financial Instruments+
Forward Foreign Currency Contracts	—	321,562	—	321,562
Futures	961,206	—	—	961,206
Total Assets	$457,510,275	$5,357,603,682	$7,304,965	$5,822,418,922
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(707,556)	$—	$(707,556)
Futures	(787,910)	—	—	(787,910)
OTC Swaps	—	(9,546,136)	—	(9,546,136)
Written Options	—	(11,708,082)	—	(11,708,082)
Total Liabilities	$(787,910)	$(21,961,774)	$—	$(22,749,684)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$42,258,565	$23,312,883	$—	$2,611,215	$68,182,663	$1,299,639	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	99,206,835	25,136,051	—	6,174,936	130,517,822	3,144,527	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	49,180,846	12,217,468	—	1,058,227	62,456,541	933,632	—	—
Voya Floating Rate Fund - Class P	10,751,857	243,997	—	(42,319)	10,953,535	243,996	—	—
Voya High Yield Bond Fund - Class P	28,819,586	44,197,721	—	1,384,842	74,402,149	1,861,986	—	—
Voya Investment Grade Credit Fund - Class P	47,699,100	48,727,679	—	3,902,580	100,329,359	1,581,434	—	—
	$277,916,789	$153,835,799	$—	$15,089,481	$446,842,069	$9,065,214	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	3,402,925	Buy	08/22/14	$4,721,746	$4,660,558	$(61,188)
Citigroup, Inc.	Czech Koruna	19,403,537	Buy	09/12/14	965,742	968,811	3,069
Deutsche Bank AG	South Korean Won	1,122,984,680	Buy	08/22/14	1,087,742	1,107,688	19,946
Deutsche Bank AG	Singapore Dollar	1,301,141	Buy	08/22/14	1,040,746	1,043,512	2,766
							$(35,407)
Barclays Bank PLC	Indian Rupee	61,989,900	Sell	08/22/14	$1,008,622	$1,023,430	$(14,808)
Barclays Bank PLC	Hungarian Forint	884,306,740	Sell	09/12/14	3,955,371	3,899,084	56,287
Barclays Bank PLC	South African Rand	56,586,342	Sell	09/12/14	5,364,763	5,256,093	108,670
Barclays Bank PLC	Chilean Peso	200,391,584	Sell	09/12/14	357,045	359,580	(2,535)
Barclays Bank PLC	Russian Ruble	225,086,922	Sell	09/12/14	6,290,859	6,521,394	(230,535)
Citigroup, Inc.	Malaysian Ringgit	20,214,909	Sell	08/22/14	6,168,912	6,285,460	(116,548)
Citigroup, Inc.	Thai Baht	142,019,697	Sell	08/22/14	4,365,606	4,365,299	307
Citigroup, Inc.	Polish Zloty	13,782,743	Sell	09/12/14	4,467,896	4,517,573	(49,677)
Credit Suisse Group AG	Mexican Peso	78,679,027	Sell	09/12/14	6,033,679	6,034,215	(536)
Deutsche Bank AG	Philippine Peso	30,666,070	Sell	08/22/14	689,900	702,850	(12,950)
Deutsche Bank AG	Turkish Lira	11,701,978	Sell	09/12/14	5,455,106	5,440,822	14,284
Deutsche Bank AG	Peruvian Nuevo Sol	6,689,361	Sell	09/12/14	2,378,017	2,371,742	6,275
Deutsche Bank AG	Colombian Peso	6,651,495,118	Sell	09/12/14	3,404,041	3,525,379	(121,338)
HSBC	Indonesian Rupiah	64,056,737,688	Sell	08/22/14	5,472,596	5,362,638	109,958
HSBC	Brazilian Real	10,946,559	Sell	09/12/14	4,762,272	4,851,788	(89,516)
HSBC	Romanian New Leu	2,063,414	Sell	09/12/14	634,448	642,373	(7,925)
							$(350,587)

See Accompanying Notes to Financial Statements

81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Voya Intermediate Bond Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	1,559	09/30/14	$342,346,672	$(149,965)
			$342,346,672	$(149,965)
Short Contracts
U.S. Treasury 10-Year Note	(600)	09/19/14	(75,103,128)	(66,355)
U.S. Treasury 5-Year Note	(5,157)	09/30/14	(616,060,068)	961,206
U.S. Treasury Long Bond	(822)	09/19/14	(112,768,125)	(79,139)
U.S. Treasury Ultra Long Bond	(534)	09/19/14	(80,066,625)	(492,451)
			$(883,997,946)	$323,261

Voya Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	63,000,000	$(5,991,238)	$(4,257,882)	$(1,733,356)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	12,000,000	(1,141,189)	(813,950)	(327,239)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	10,934,000	(1,039,813)	(728,150)	(311,663)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	14,447,000	(1,373,896)	(965,653)	(408,243)
							$(9,546,136)	$(6,765,635)	$(2,780,501)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Intermediate Bond Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	1,933,120,000	$5,039,360	$(5,854,041)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	1,933,120,000	3,291,620	(5,854,041)
						Total Written Swaptions		$8,330,980	$(11,708,082)

See Accompanying Notes to Financial Statements

82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$21,768,060
Interest rate contracts	Net Assets - Unrealized depreciation**	961,206
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	321,562
Total Asset Derivatives		$23,050,828

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$707,556
Credit contracts	Upfront payments received on OTC swap agreements	6,765,635
Credit contracts	Unrealized depreciation on OTC swap agreements	2,780,501
Interest rate contracts	Net Assets - Unrealized depreciation**	787,910
Foreign exchange contracts	Written options, at fair value	11,708,082
Total Liability Derivatives		$22,749,684

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(2,369,237)	$—	$(2,369,237)
Foreign exchange contracts	—	(1,403,312)	—	—	—	(1,403,312)
Interest rate contracts	—	—	(7,138,885)	—	—	(7,138,885)
Total	$—	$(1,403,312)	$(7,138,885)	$(2,369,237)	$—	$(10,911,434)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,784,576)	$—	$(1,784,576)
Foreign exchange contracts	—	(341,036)	—	—	—	(341,036)
Interest rate contracts	882,145	—	721,566	—	(3,377,102)	(1,773,391)
Total	$882,145	$(341,036)	$721,566	$(1,784,576)	$(3,377,102)	$(3,899,003)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30,2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$—	$1,795,466	$—	$19,972,594	$—	$21,768,060
Forward foreign currency contracts	164,957	3,376	—	43,271	—	109,958	—	—	321,562
Total Assets	$164,957	$3,376	$—	$43,271	$1,795,466	$109,958	$19,972,594	$—	$22,089,622

Liabilities:
Forward foreign currency contracts	$309,066	$166,225	$536	$134,288	$—	$97,441	$—	$—	$707,556
Credit default swaps	—	5,991,238	—	2,181,002	—	—	—	1,373,896	9,546,136
Written options	—	—	—	—	—	—	11,708,082	—	11,708,082
Total Liabilities	$309,066	$6,157,463	$536	$2,315,290	$—	$97,441	$11,708,082	$1,373,896	$21,961,774

Net OTC derivative instruments by counterparty, at fair value	$(144,109)	$(6,154,087)	$(536)	$(2,272,019)	$1,795,466	$12,517	$8,264,512	$(1,373,896)	127,848

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$6,516,000	$—	$2,800,000	$(1,330,000)	$1,520,000	$—	$—	$9,506,000
Net Exposure(1)	$(144,109)	$361,913	$(536)	$527,981	$465,466	$1,532,517	$8,264,512	$(1,373,896)	$9,633,848

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

84

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Investment Type Allocation as of June 30, 2014 (as a percentage of net assets)
Asset Backed Commercial Paper	25.0%
Other Note	20.3%
Government Agency Debt	15.8%
Financial Company Commercial Paper	12.4%
Treasury Debt	6.6%
Government Agency Repurchase Agreement	6.6%
Other Instrument	4.5%
Certificates of Deposit	4.1%
Other Commercial Paper	3.8%
Assets in Excess of Other Liabilities	0.9%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 25.0%
14,250,000		Barton Capital LLC, 0.160%, due 07/28/14	$14,248,290	2.1
5,250,000	#	Barton Capital LLC, 0.183%, due 07/01/14	5,250,000	0.8
8,500,000	#	Barton Capital LLC, 0.184%, due 07/17/14	8,500,000	1.2
14,000,000		Concord Minutemen Capital Co., 0.200%, due 07/02/14	13,999,922	2.0
14,000,000		Concord Minutemen Capital Co., 0.200%, due 10/01/14	13,992,844	2.0
27,750,000		Crown Point Capital Co., 0.200%, due 10/02/14	27,735,662	4.0
3,250,000		Jupiter Securitization Company LLC, 0.271%, due 12/29/14	3,245,588	0.5
7,900,000		Jupiter Securitization Company LLC, 0.271%, due 03/04/15	7,885,425	1.1
18,125,000		Jupiter Securitization Company LLC, 0.282%, due 07/01/14	18,125,000	2.6
10,000,000		Old Line Funding LLC, 0.170%, due 08/06/14	9,998,300	1.4
5,500,000	#	Old Line Funding LLC, 0.181%, due 07/27/14	5,500,000	0.8

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: (continued)
5,750,000		Old Line Funding LLC, 0.230%, due 09/25/14	$5,746,841	0.8
9,731,000		Old Line Funding LLC, 0.240%, due 07/02/14	9,730,935	1.4
8,525,000	#	Thunder Bay Funding LLC, 0.184%, due 07/27/14	8,525,000	1.2
18,000,000	#	Thunder Bay Funding LLC, 0.187%, due 07/07/14	18,000,000	2.6
750,000		Thunder Bay Funding LLC, 0.210%, due 07/02/14	749,996	0.1
2,400,000		Thunder Bay Funding LLC, 0.230%, due 10/10/14	2,398,451	0.4
		Total Asset Backed Commercial Paper (Cost $173,632,254)	173,632,254	25.0

Certificates of Deposit: 4.1%
4,800,000		Credit Suisse New York, 0.500%, due 12/05/14	4,803,181	0.7
650,000		Rabobank Nederland NV NY, 0.210%, due 10/03/14	650,051	0.1
11,500,000		Skandinav Enskilda Bank NY, 0.250%, due 07/14/14	11,500,498	1.7
7,500,000		Standard Chartered Bank, 0.500%, due 01/02/15	7,500,000	1.1
3,700,000		Toronto Dominion Bank NY, 0.550%, due 09/18/14	3,701,691	0.5
		Total Certificates of Deposit (Cost $28,155,421)	28,155,421	4.1

Financial Company Commercial Paper: 12.4%
17,750,000		ASB Finance Ltd., 0.165%, due 07/02/14	17,749,919	2.6
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/20/14	14,500,000	2.1
1,500,000		Credit Suisse New York, 0.140%, due 07/07/14	1,499,965	0.2

See Accompanying Notes to Financial Statements

85

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Financial Company Commercial Paper: (continued)
1,000,000		Credit Suisse New York, 0.320%, due 11/14/14	$998,791	0.1
1,000,000		Credit Suisse New York, 0.326%, due 11/25/14	998,673	0.1
750,000		General Electric Capital Corp., 0.190%, due 07/18/14	749,933	0.1
7,000,000		Nordea Bank AB, 0.110%, due 07/02/14	6,999,978	1.0
14,750,000		Nordea Bank AB, 0.200%, due 10/01/14	14,742,461	2.1
1,060,000		Societe Generale North America, 0.190%, due 08/08/14	1,059,787	0.2
500,000		Societe Generale North America, 0.200%, due 08/01/14	499,914	0.1
8,500,000		Standard Chartered Bank, 0.255%, due 10/01/14	8,494,461	1.2
18,000,000		Toronto Dominion Bank Ltd., 0.100%, due 07/02/14	17,999,950	2.6
		Total Financial Company Commercial Paper (Cost $86,293,832)	86,293,832	12.4

Government Agency Debt: 15.8%
10,250,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, due 07/18/14	10,249,758	1.5
6,500,000	Z	Federal Home Loan Bank Discount Notes, 0.060%, due 08/18/14	6,499,480	0.9
40,000,000	Z	Federal Home Loan Bank Discount Notes, 0.068%, due 08/22/14	39,996,071	5.8
52,500,000	Z	Federal Home Loan Bank Discount Notes, 0.070%, due 08/04/14	52,496,529	7.6
400,000	Z	Federal Home Loan Bank Discount Notes, 0.650%, due 08/01/14	399,978	0.0
		Total Government Agency Debt (Cost $109,641,816)	109,641,816	15.8

Principal Amount†		Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 6.6%
30,000,000	Deutsche Bank Repurchase Agreement dated 6/30/14, 0.10%, due 7/1/14, $30,000,083 to be received upon repurchase (Collateralized by $30,989,000, various US Govt Agncy Obg, 0.00% - 6.75%, Market Value plus accrued interest $30,600,691 due 7/9/14 - 6/22/35)	$30,000,000	4.3
15,522,000	Deutsche Bank Repurchase Agreement dated 6/30/14, 0.50%, due 7/1/14, $15,522,022 to be received upon repurchase (Collateralized by $11,100,800, US Treasury Bond, 6.25%, Market Value plus accrued interest $15,832,522 due 5/15/30)	15,522,000	2.3
	Total Government Agency Repurchase Agreement (Cost $45,522,000)	45,522,000	6.6

Other Commercial Paper: 3.8%
7,000,000	Cargill Global Fund PLC, 0.070%, due 07/09/14	6,999,891	1.0
19,000,000	Travelers Companies, Inc., 0.060%, due 07/01/14	19,000,000	2.8
	Total Other Commercial Paper (Cost $25,999,891)	25,999,891	3.8

Other Instrument: 4.5%
31,000,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%, due 07/01/14	31,000,000	4.5
	Total Other Instrument (Cost $31,000,000)	31,000,000	4.5

See Accompanying Notes to Financial Statements

86

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Other Note: 20.3%
3,800,000		American Honda Finance, 0.242%, due 09/12/14	$3,800,000	0.5
3,250,000	#	American Honda Finance, 0.288%, due 07/17/14	3,250,000	0.5
2,550,000	#	American Honda Finance, 1.850%, due 09/19/14	2,558,303	0.4
4,000,000		ANZ New Zealand Int’l/London, 1.129%, due 08/28/14	4,030,304	0.6
1,250,000	#	Australia & New Zealand Banking Group Ltd., 3.700%, due 01/13/15	1,272,594	0.2
5,850,000		Commonwealth Bank of Australia NY, 1.950%, due 03/16/15	5,913,681	0.8
3,000,000	#	Commonwealth Bank of Australia, 3.500%, due 03/19/15	3,067,998	0.4
2,000,000	#	Fosse Master Issuer PLC, 0.274%, due 07/16/14	2,000,000	0.3
1,500,000		General Electric Capital Corp., 2.150%, due 01/09/15	1,514,601	0.2
3,000,000		JPMorgan Chase Bank NA, 0.331%, due 07/21/14	2,998,586	0.4
10,500,000		JPMorgan Chase Bank NA, 0.356%, due 07/22/14	10,500,000	1.5
6,660,000	#	Nordea Bank AB, 2.250%, due 03/20/15	6,753,450	1.0
550,000	#	Rabobank Nederland, 3.200%, due 03/11/15	560,914	0.1
15,250,000	#	Royal Bank of Canada, 0.408%, due 10/01/14	15,250,000	2.2
2,750,000	#	Standard Chartered PLC, 5.500%, due 11/18/14	2,803,793	0.4
20,500,000		Svenska Handelsbanken AB, 0.386%, due 07/04/14	20,500,000	3.0

Principal Amount†		Value	Percentage of Net Assets
Other Note: (continued)
5,000,000	US Bank NA, 0.522%, due 07/14/14	$5,003,494	0.7
30,750,000	Wells Fargo Bank NA, 0.380%, due 09/24/14	30,750,000	4.4
18,500,000	Westpac Banking Corp, 0.533%, due 07/28/14	18,500,000	2.7
	Total Other Note (Cost $141,027,718)	141,027,718	20.3
Treasury Debt: 6.6%
10,000,000	United States Treasury Bill, 0.042%, due 10/02/14	9,998,938	1.4
35,750,000	United States Treasury Bill, 0.054%, due 12/26/14	35,740,429	5.2
	Total Treasury Debt (Cost $45,739,367)	45,739,367	6.6
	Total Investments in Securities (Cost $687,012,299)	$687,012,299	99.1
	Assets in Excess of Other Liabilities	6,475,579	0.9
	Net Assets	$693,487,878	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

See Accompanying Notes to Financial Statements

87

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Government Agency Debt	$—	$109,641,816	$—	$109,641,816
Certificates of Deposit	—	28,155,421	—	28,155,421
Government Agency Repurchase Agreement	—	45,522,000	—	45,522,000
Treasury Debt	—	45,739,367	—	45,739,367
Other Commercial Paper	—	25,999,891	—	25,999,891
Other Note	—	141,027,718	—	141,027,718
Financial Company Commercial Paper	—	86,293,832	—	86,293,832
Other Instrument	31,000,000	—	—	31,000,000
Asset Backed Commercial Paper	—	173,632,254	—	173,632,254
Total Investments, at fair value	$31,000,000	$656,012,299	$—	$687,012,299

^    See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s government agency repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2014:

Counterparty	Government Agency Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank AG	$45,522,000	$(45,522,000)	$—
Totals	$45,522,000	$(45,522,000)	$—

(1)	Collateral with a fair value of $46,433,213 has been pledged in connection with the above government agency repurchase agreements.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2014 (Unaudited)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Financials	22.9%
Industrials	18.4%
Information Technology	16.5%
Consumer Discretionary	13.4%
Health Care	9.3%
Energy	6.7%
Materials	4.8%
Utilities	2.8%
Consumer Staples	2.0%
Exchange-Traded Funds	1.7%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 13.4%
85,700	@	Bally Technologies, Inc.	$5,632,204	0.8
125,100		Cheesecake Factory	5,807,142	0.8
207,500		Finish Line	6,171,050	0.9
235,711		La-Z-Boy, Inc.	5,461,424	0.7
383,800	@	Orient-Express Hotels Ltd.	5,580,452	0.8
72,200		Vail Resorts, Inc.	5,572,396	0.8
1,718,115		Other Securities(a)	60,425,532	8.6
			94,650,200	13.4
		Consumer Staples: 2.0%
420,025		Other Securities	13,967,474	2.0
		Energy: 6.7%
102,815		Carrizo Oil & Gas, Inc.	7,120,967	1.0
331,125	@,L	Energy XXI Bermuda Ltd.	7,824,484	1.1
719,200	@	Key Energy Services, Inc.	6,573,488	0.9
98,552	@	Unit Corp.	6,783,334	1.0
1,567,600		Other Securities(a)	18,797,010	2.7
			47,099,283	6.7
		Financials: 22.9%
327,082		CubeSmart	5,992,142	0.9
779,150		DCT Industrial Trust, Inc.	6,396,821	0.9
112,118		EPR Properties	6,264,033	0.9

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
234,579		First American Financial Corp.	$6,518,950	0.9
341,025		FirstMerit Corp.	6,735,244	1.0
171,418		LaSalle Hotel Properties	6,049,341	0.9
393,800		Radian Group, Inc.	5,832,178	0.8
46,033		Signature Bank	5,808,444	0.8
93,300		South State Corp.	5,691,300	0.8
48,624	@	SVB Financial Group	5,670,531	0.8
30,300		Virtus Investment Partners	6,416,025	0.9
214,300		Webster Financial Corp.	6,759,022	1.0
3,139,143		Other Securities(a)	86,784,315	12.3
			160,918,346	22.9
		Health Care: 9.3%
218,049		Healthsouth Corp.	7,821,418	1.1
1,690,833		Other Securities(a)	57,974,527	8.2
			65,795,945	9.3
		Industrials: 18.4%
187,585		Actuant Corp.	6,484,813	0.9
159,500		Barnes Group, Inc.	6,147,130	0.9
440,800		Blount International, Inc.	6,219,688	0.9
245,400		Brady Corp.	7,330,098	1.0
111,000		Clarcor, Inc.	6,865,350	1.0
92,400		Curtiss-Wright Corp.	6,057,744	0.8
300,200		Heartland Express, Inc.	6,406,268	0.9
110,496	@	HUB Group, Inc.	5,568,998	0.8
190,300		KAR Auction Services, Inc.	6,064,861	0.9
195,300		Orbital Sciences Corp.	5,771,115	0.8
56,200		Teledyne Technologies, Inc.	5,460,954	0.8
90,200		Toro Co.	5,736,720	0.8
112,413		Watts Water Technologies, Inc.	6,939,255	1.0
122,252		Woodward Governor Co.	6,134,605	0.9
1,235,477		Other Securities(a)	42,551,994	6.0
			129,739,593	18.4
		Information Technology: 16.5%
196,566		Cardtronics, Inc.	6,698,969	1.0
234,300		EVERTEC, Inc.	5,679,432	0.8
124,600		j2 Global, Inc.	6,337,156	0.9
205,900	@	Microsemi Corp.	5,509,884	0.8
180,282		MKS Instruments, Inc.	5,632,010	0.8
See Accompanying Notes to Financial Statements

89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
246,500	QLIK Technologies, Inc.	$5,575,830	0.8
3,070,795	Other Securities	80,516,685	11.4
		115,949,966	16.5
	Materials: 4.8%
361,500	Commercial Metals Co.	6,257,565	0.9
161,400	HB Fuller Co.	7,763,340	1.1
100,906	Minerals Technologies, Inc.	6,617,416	0.9
129,776	Worthington Industries	5,585,559	0.8
337,700	Zep, Inc.	5,963,782	0.9
554,300	Other Securities	1,640,728	0.2
		33,828,390	4.8
	Utilities: 2.8%
145,297	El Paso Electric Co.	5,842,392	0.8
314,785	Other Securities	13,761,736	2.0
		19,604,128	2.8
	Total Common Stock (Cost $514,055,127)	681,553,325	96.8
EXCHANGE-TRADED FUNDS: 1.7%
103,900	iShares Russell 2000 Index Fund	12,344,359	1.7
	Total Exchange-Traded Funds (Cost $10,756,915)	12,344,359	1.7
	Total Long-Term Investments (Cost $524,812,042)	693,897,684	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 2.3%
2,510,904	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,510,913, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,561,122, due 07/15/14-04/20/64)	2,510,904	0.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
3,726,517	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,726,531, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,801,047, due 01/01/17-03/01/48)	$3,726,517	0.5
3,726,517	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,726,524, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,801,059, due 07/10/14-08/15/42)	3,726,517	0.6
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	2,000,000	0.3
3,726,517	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,726,528, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $3,801,047, due 07/01/14-07/15/56)	3,726,517	0.5
		15,690,455	2.3

See Accompanying Notes to Financial Statements

90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
10,032,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $10,032,000)	$10,032,000	1.4
	Total Short-Term Investments (Cost $25,722,455)	25,722,455	3.7
	Total Investments in Securities (Cost $550,534,497)	$719,620,139	102.2
	Liabilities in Excess of Other Assets	(15,225,256)	(2.2)
	Net Assets	$704,394,883	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $554,497,824.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$176,520,754
Gross Unrealized Depreciation	(11,398,439)
Net Unrealized Appreciation	$165,122,315

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$681,553,325	$—	$—	$681,553,325
Exchange-Traded Funds	12,344,359	—	—	12,344,359
Short-Term Investments	10,032,000	15,690,455	—	25,722,455
Total Investments, at fair value	$703,929,684	$15,690,455	$—	$719,620,139

^   See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*   For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

91

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-CAPAPALL (0614-082214)

ITEM 2. CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.2%
		Basic Materials: 2.1%
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,654,063	0.1
4,000,000		ArcelorMittal, 6.000%, 03/01/21	4,345,000	0.1
300,000		Ashland, Inc., 4.750%, 08/15/22	303,000	0.0
2,240,000		Barrick Gold Corp., 2.500%, 05/01/18	2,257,290	0.0
5,151,000		Barrick Gold Corp., 4.100%, 05/01/23	5,136,330	0.1
6,000,000		BHP Billiton Finance USA Ltd, 3.850%, 09/30/23	6,300,732	0.1
2,279,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	2,524,252	0.1
4,881,000		CF Industries, Inc., 5.375%, 03/15/44	5,244,605	0.1
4,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	3,985,000	0.1
4,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	4,305,000	0.1
8,892,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	9,031,489	0.2
5,492,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	5,634,364	0.1
6,000,000	#	Glencore Funding LLC, 4.125%, 05/30/23	6,033,990	0.1
5,715,000		Goldcorp, Inc., 3.700%, 03/15/23	5,644,317	0.1
4,000,000		Huntsman International LLC, 4.875%, 11/15/20	4,160,000	0.1
4,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	4,110,000	0.1
5,634,000		International Paper Co., 4.800%, 06/15/44	5,663,939	0.1
7,902,000		LYB International Finance BV, 4.000%, 07/15/23	8,306,859	0.2
3,375,000		Monsanto Co., 4.400%, 07/15/44	3,390,066	0.1
2,431,000		Monsanto Co., 4.700%, 07/15/64	2,446,838	0.1
1,860,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	1,957,092	0.0
3,517,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,566,491	0.1
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,871,701	0.0
			98,872,418	2 .1
		Communications: 3.4%
7,200,000		AT&T, Inc., 3.900%, 03/11/24	7,477,754	0.2
4,251,000		AT&T, Inc., 4.800%, 06/15/44	4,363,112	0.1
2,392,000		AT&T, Inc., 5.350%, 09/01/40	2,607,019	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,740,687	0.1
4,000,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,140,000	0.1
2,415,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	2,460,912	0.0
4,000,000		CenturyLink, Inc., 5.625%, 04/01/20	4,250,000	0.1
4,000,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	4,065,000	0.1
4,804,000	#	COX Communications, Inc., 4.500%, 06/30/43	4,568,100	0.1
3,818,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,947,201	0.1
5,914,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	6,223,290	0.1
1,215,000		DISH DBS Corp., 4.250%, 04/01/18	1,266,638	0.0
4,000,000		DISH DBS Corp., 5.125%, 05/01/20	4,215,000	0.1
7,004,000		eBay, Inc., 4.000%, 07/15/42	6,273,518	0.1
3,343,000	#	Gannett Co., Inc., 5.125%, 10/15/19	3,468,363	0.1
1,652,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,600,428	0.0
1,541,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,533,862	0.0
3,535,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,484,711	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,655,500	0.1
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,490,396	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,044,635	0.1
2,190,000		Thomson Reuters Corp., 4.300%, 11/23/23	2,298,990	0.0
9,487,000		Time Warner Cable, Inc., 5.875%, 11/15/40	11,087,969	0.2
8,828,000	L	Time Warner, Inc., 4.050%, 12/15/23	9,170,111	0.2
7,225,000		Time Warner, Inc., 5.350%, 12/15/43	7,876,854	0.2
1,186,000		Time Warner, Inc., 6.500%, 11/15/36	1,453,850	0.0
1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

4,000,000		T-Mobile USA, Inc., 6.250%, 04/01/21	4,265,000	0.1
6,504,000		Verizon Communications, Inc., 4.150%, 03/15/24	6,800,823	0.1
5,179,000		Verizon Communications, Inc., 5.050%, 03/15/34	5,536,993	0.1
15,940,000		Verizon Communications, Inc., 5.150%, 09/15/23	17,861,934	0.4
9,257,000		Verizon Communications, Inc., 6.550%, 09/15/43	11,672,799	0.2
6,063,000		Viacom, Inc., 4.250%, 09/01/23	6,369,042	0.1
5,103,000		Viacom, Inc., 4.375%, 03/15/43	4,747,147	0.1
			165,017,638	3.4

		Consumer, Cyclical: 0.9%
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,273,400	0.1
4,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,540,000	0.1
1,380,000		Ford Motor Co., 4.750%, 01/15/43	1,398,159	0.0
192,000	X	General Motors Co. Escrow	–	–
2,384,000		Kohl's Corp., 4.750%, 12/15/23	2,545,483	0.1
4,000,000		Lennar Corp., 4.500%, 06/15/19	4,105,000	0.1
4,000,000		LKQ Corp., 4.750%, 05/15/23	3,964,000	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	5,151,567	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,669,195	0.1
2,105,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	2,162,887	0.0
63,580	±	United Air Lines, Inc., 9.350%, 04/07/16	16,690	0.0
1,968,000		Whirlpool Corp., 4.000%, 03/01/24	2,016,600	0.0
5,758,000		Yum! Brands, Inc., 3.875%, 11/01/23	5,880,455	0.1
6,097,000		Yum! Brands, Inc., 5.350%, 11/01/43	6,681,983	0.1
			43,405,419	0.9

		Consumer, Non-cyclical: 3.6%
5,988,000	#	Actavis Funding SCS, 3.850%, 06/15/24	6,061,658	0.1
8,836,000	#	Actavis Funding SCS, 4.850%, 06/15/44	8,938,692	0.2
2,149,000		Altria Group, Inc., 4.000%, 01/31/24	2,211,282	0.1
7,270,000		Altria Group, Inc., 5.375%, 01/31/44	7,979,930	0.2
5,671,000		Amgen, Inc., 3.625%, 05/22/24	5,729,394	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,710,433	0.0
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,242,970	0.0

1,550,000		ARAMARK Corp., 5.750%, 03/15/20	1,646,875	0.0
3,807,000		CareFusion Corp., 3.875%, 05/15/24	3,851,843	0.1
5,368,000		Celgene Corp., 3.250%, 08/15/22	5,362,857	0.1
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	3,990,000	0.1
965,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,107,941	0.0
5,650,000		Express Scripts Holding Co., 3.500%, 06/15/24	5,603,772	0.1
2,000,000		HCA, Inc., 5.875%, 03/15/22	2,175,000	0.0
2,000,000		HCA, Inc., 6.500%, 02/15/20	2,255,000	0.1
750,000		HCA, Inc., 7.500%, 02/15/22	867,188	0.0
580,000		Healthsouth Corp., 7.250%, 10/01/18	609,000	0.0
6,835,000		HJ Heinz Co., 4.250%, 10/15/20	6,886,263	0.1
2,717,000		Humana, Inc., 3.150%, 12/01/22	2,669,925	0.1
6,696,000		McKesson Corp., 3.796%, 03/15/24	6,855,197	0.1
3,813,000		Medtronic, Inc., 3.625%, 03/15/24	3,910,270	0.1
7,155,000		Pfizer, Inc., 3.400%, 05/15/24	7,276,163	0.2
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,439,549	0.1
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,575,787	0.6
3,265,000		Reynolds American, Inc., 4.850%, 09/15/23	3,503,143	0.1
2,600,000		Reynolds American, Inc., 6.750%, 06/15/17	2,986,578	0.1
4,000,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	4,336,500	0.1
5,691,000		St Jude Medical, Inc., 4.750%, 04/15/43	5,856,005	0.1
4,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,120,000	0.1
3,640,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,944,850	0.1
4,892,000		WellPoint, Inc., 4.625%, 05/15/42	4,991,464	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,275,459	0.1
10,393,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	10,668,051	0.2
2,105,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	2,182,091	0.0
4,106,000		Zoetis, Inc., 4.700%, 02/01/43	4,179,354	0.1
			175,000,484	3.6
2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

		Energy: 2.9%
4,000,000		Access Midstream Partners L.P. / ACMP Finance Corp., 5.875%, 04/15/21	4,300,000	0.1
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	1,888,125	0.0
1,956,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	2,253,324	0.0
2,591,000		BP Capital Markets PLC, 2.750%, 05/10/23	2,492,317	0.1
4,500,000		BP Capital Markets PLC, 3.814%, 02/10/24	4,655,831	0.1
3,949,000		Cenovus Energy, Inc., 3.800%, 09/15/23	4,076,466	0.1
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,414,875	0.0
3,409,000	#	Continental Resources, Inc./OK, 3.800%, 06/01/24	3,450,770	0.1
3,871,000		Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	3,886,527	0.1
4,000,000	L	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	4,042,564	0.1
5,393,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	5,464,835	0.1
4,760,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,756,739	0.1
4,041,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	4,081,067	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,851,208	0.1
2,542,000		Enbridge, Inc., 3.500%, 06/10/24	2,529,641	0.1
3,402,000		Enbridge, Inc., 4.000%, 10/01/23	3,543,897	0.1
1,439,000		Enbridge, Inc., 4.500%, 06/10/44	1,423,524	0.0
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,787,400	0.1
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	835,467	0.0
5,000,000		Energy Transfer Partners L.P., 5.150%, 02/01/43	5,146,015	0.1
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	744,268	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,945,859	0.1
6,324,000		Enterprise Products Operating LLC, 3.900%, 02/15/24	6,556,179	0.1
2,619,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,596,959	0.1

4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–
5,000,000		Kinder Morgan Energy Partners L.P., 4.150%, 02/01/24	5,078,140	0.1
5,151,000		Marathon Petroleum Corp., 6.500%, 03/01/41	6,373,394	0.1
1,510,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,531,552	0.0
1,560,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,551,810	0.0
5,368,000	L	Petrobras Global Finance BV, 4.375%, 05/20/23	5,186,293	0.1
4,586,000		Rowan Cos, Inc., 5.850%, 01/15/44	4,939,007	0.1
1,254,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	1,371,125	0.0
3,605,000		Transocean, Inc., 2.500%, 10/15/17	3,683,672	0.1
9,500,000		Transocean, Inc., 3.800%, 10/15/22	9,414,158	0.2
9,379,000		Weatherford International Ltd., 5.950%, 04/15/42	10,657,489	0.2
1,357,000		Weatherford International Ltd., 6.750%, 09/15/40	1,668,103	0.0
3,608,000		Williams Cos, Inc./The, 4.550%, 06/24/24	3,648,889	0.1
3,121,000		Williams Partners L.P., 4.500%, 11/15/23	3,314,920	0.1
366,000		Williams Partners L.P., 6.300%, 04/15/40	435,327	0.0
			141,577,736	2.9

		Financial: 8.0%
8,766,400		Aegon NV, 2.847%, 07/29/49	7,984,744	0.2
2,688,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.750%, 05/15/19	2,711,520	0.1
5,949,000		American International Group, Inc., 3.375%, 08/15/20	6,189,227	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	558,106	0.0
2,158,000		American International Group, Inc., 5.850%, 01/16/18	2,465,271	0.1
6,558,000		American International Group, Inc., 8.175%, 05/15/68	9,066,435	0.2
3,514,000		Air Lease Corp., 3.875%, 04/01/21	3,601,850	0.1
200,000		GMAC, Inc., 6.750%, 12/01/14	204,625	0.0
100,000		Ally Financial, Inc., 4.625%, 06/26/15	103,375	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,988,875	0.1
11,334,000		American Tower Corp., 3.400%, 02/15/19	11,868,126	0.2
3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,012,000		American Tower Corp., 4.500%, 01/15/18	2,193,826	0.0
4,718,000		Bank of America Corp., 4.125%, 01/22/24	4,871,047	0.1
3,358,000		Bank of America Corp., 4.100%, 07/24/23	3,489,845	0.1
5,237,000		Bank of America Corp., 4.000%, 04/01/24	5,360,782	0.1
6,824,000		Bank of America Corp., 5.000%, 01/21/44	7,255,577	0.2
4,721,000		Bank of America Corp., 5.125%, 12/29/49	4,716,803	0.1
1,696,000		Bank of America Corp., 8.000%, 07/29/49	1,886,135	0.0
4,710,000		Barclays Bank PLC, 7.625%, 11/21/22	5,369,400	0.1
5,766,000	#	BPCE SA, 5.150%, 07/21/24	6,095,723	0.1
8,436,000		Citigroup, Inc., 5.500%, 09/13/25	9,424,345	0.2
4,938,000		Citigroup, Inc., 6.300%, 12/29/49	5,052,142	0.1
5,016,000		Citigroup, Inc., 6.675%, 09/13/43	6,256,828	0.1
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,391,748	0.0
2,437,000	#	Credit Agricole SA/London, 3.875%, 04/15/24	2,473,999	0.1
5,481,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	5,994,844	0.1
13,581,000	#	Credit Suisse AG, 6.500%, 08/08/23	15,108,862	0.3
2,745,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	2,767,646	0.1
4,307,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	4,480,899	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,150,295	0.0
7,370,000		Equity One, Inc., 3.750%, 11/15/22	7,313,185	0.2
4,061,000		Fifth Third Bancorp, 4.900%, 12/29/49	4,061,000	0.1
8,483,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	8,956,139	0.2
1,248,000		Ford Motor Co., 3.000%, 06/12/17	1,302,697	0.0
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	2,087,103	0.0
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,976,840	0.0
1,358,000		General Electric Capital Corp., 5.300%, 02/11/21	1,545,760	0.0
2,200,000		General Electric Capital Corp., 6.250%, 12/15/49	2,451,570	0.1
8,300,000		General Electric Capital Corp., 7.125%, 12/15/49	9,810,924	0.2
6,738,000		Genworth Holdings, Inc., 4.800%, 02/15/24	7,209,990	0.1
1,167,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,250,841	0.0
6,068,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	6,059,990	0.1
5,518,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	5,728,699	0.1
2,391,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,465,415	0.1
7,571,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	7,724,086	0.2
6,343,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	7,615,114	0.2
4,896,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	6,368,178	0.1
2,219,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	2,632,289	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,916,471	0.1
4,760,000		Highwoods Realty L.P., 3.200%, 06/15/21	4,709,373	0.1
5,785,000		HSBC Holdings PLC, 4.250%, 03/14/24	5,961,899	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,555,875	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,995,512	0.1
5,006,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	5,254,648	0.1
5,826,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	5,903,026	0.1
2,957,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,237,977	0.1
8,679,000		JPMorgan Chase & Co., 3.375%, 05/01/23	8,530,077	0.2
3,878,000		JPMorgan Chase & Co., 5.000%, 12/29/49	3,874,890	0.1
7,486,000		JPMorgan Chase & Co., 6.000%, 12/29/49	7,673,150	0.2
3,837,000		JPMorgan Chase & Co., 6.125%, 12/29/49	3,939,448	0.1
6,692,000		Kimco Realty Corp., 3.125%, 06/01/23	6,447,314	0.1
5,789,000	L	Lloyds Banking Group PLC, 7.500%, 04/30/49	6,173,968	0.1
11,494,000		Morgan Stanley, 3.875%, 04/29/24	11,650,146	0.2
5,941,000		Morgan Stanley, 5.000%, 11/24/25	6,354,666	0.1
4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,486,950	0.0
7,488,000		Navient Corp., 5.500%, 01/15/19	7,974,720	0.2
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,776,349	0.1
4,820,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	4,900,952	0.1
6,189,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	6,712,441	0.1
5,173,000	#,L	Societe Generale SA, 6.000%, 12/29/49	5,101,871	0.1
4,610,000	#,L	Societe Generale SA, 7.875%, 12/29/49	4,916,565	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,450,000	0.1
5,931,000		UBS AG/Stamford CT, 7.625%, 08/17/22	7,149,304	0.1
8,861,000		Wells Fargo & Co., 4.100%, 06/03/26	8,979,215	0.2
3,027,000		Wells Fargo & Co., 5.375%, 11/02/43	3,336,853	0.1
4,487,000		Wells Fargo & Co., 5.900%, 12/29/49	4,761,829	0.1
			387,368,209	8.0

		Government: 0.3%
13,848,000		European Investment Bank, 1.000%, 03/15/18	13,722,094	0.3

		Industrial: 0.5%
4,100,000		BE Aerospace, Inc., 5.250%, 04/01/22	4,484,375	0.1
750,000		BE Aerospace, Inc., 6.875%, 10/01/20	818,438	0.0
1,425,000		Case New Holland, Inc., 7.875%, 12/01/17	1,667,250	0.0
3,245,000		Caterpillar, Inc., 3.400%, 05/15/24	3,280,020	0.1
2,535,000		Eaton Corp., 2.750%, 11/02/22	2,457,850	0.0
4,587,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	4,831,927	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,617,920	0.1
2,600,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	2,628,922	0.1
			22,786,702	0.5

		Technology: 0.6%
2,764,000		Apple, Inc., 4.450%, 05/06/44	2,807,022	0.1
5,779,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	5,693,540	0.1
2,449,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,532,682	0.0
7,000,000		Hewlett-Packard Co., 4.300%, 06/01/21	7,498,848	0.2

1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,215,325	0.0
4,385,000		Oracle Corp., 2.800%, 07/08/21	4,375,046	0.1
4,589,000		Oracle Corp., 3.625%, 07/15/23	4,734,288	0.1
352,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	396,000	0.0
			30,252,751	0.6

		Utilities: 0.9%
337,000		AES Corp., 8.000%, 10/15/17	393,448	0.0
1,809,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,819,792	0.0
4,000,000	#	Calpine Corp., 6.000%, 01/15/22	4,330,000	0.1
1,428,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,316,527	0.0
431,000		Duke Energy Corp., 3.950%, 10/15/23	453,996	0.0
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,605,661	0.1
3,350,000		Exelon Generation Co. LLC, 4.250%, 06/15/22	3,502,110	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,434,622	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,196,823	0.0
93,342	#	Juniper Generation, LLC, 6.790%, 12/31/14	91,776	0.0
2,520,000		Metropolitan Edison, 7.700%, 01/15/19	3,080,078	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,937,476	0.1
3,487,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,560,478	0.1
2,682,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,707,903	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,970,159	0.0
380,000		Nisource Finance Corp., 6.125%, 03/01/22	449,637	0.0
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	46,282	0.0
2,684,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	2,686,362	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,574,926	0.1
2,420,000		TransAlta Corp., 4.500%, 11/15/22	2,455,603	0.0
			41,613,659	0.9

	Total Corporate Bonds/Notes (Cost $1,065,941,858)		1,119,617,110	23.2
5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.5%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,416,439	0.1
965,474		American Home Mortgage Investment Trust, 2.327%, 02/25/45	976,430	0.0
4,600,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	4,796,544	0.1
1,027,275		Banc of America Funding Corp., 2.689%, 05/25/35	1,058,282	0.0
709,830		Banc of America Funding Corp., 6.000%, 08/25/37	630,541	0.0
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	2,672,609	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	3,237,184	0.1
2,250,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	2,265,937	0.0
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	1,542,475	0.0
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	2,228,167	0.0
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	4,967,275	0.1
1,519,150		Banc of America Mortgage 2005-J Trust, 2.760%, 11/25/35	1,409,597	0.0
126,674		Banc of America Mortgage Securities, Inc., 2.678%, 07/25/33	129,335	0.0
133,420		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	133,852	0.0
3,125,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	3,405,655	0.1
1,590,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	1,632,835	0.0
3,150,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	3,298,626	0.1
7,816,674		BCAP LLC Trust 2007-AA2, 0.362%, 05/25/47	5,895,078	0.1

3,219,907		Bear Stearns Adjustable Rate Mortgage Trust, 2.410%, 10/25/35	3,198,717	0.1
3,551,415		Bear Stearns Adjustable Rate Mortgage Trust, 2.628%, 07/25/36	2,982,308	0.1
116,787		Bear Stearns Adjustable Rate Mortgage Trust, 2.771%, 01/25/34	117,671	0.0
1,055,472		Bear Stearns Alternative-A Trust, 2.583%, 05/25/35	1,034,974	0.0
1,685,224		Bear Stearns Alternative-A Trust, 2.648%, 11/25/36	1,193,729	0.0
2,785,142		Bear Stearns Alternative-A Trust, 2.691%, 11/25/36	2,096,039	0.0
876,678		Bear Stearns Alternative-A Trust, 2.790%, 09/25/35	771,695	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.037%, 06/11/41	5,115,575	0.1
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	4,032,595	0.1
3,940,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	3,899,999	0.1
3,548,000		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	3,621,107	0.1
8,552,000		Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28, 6.146%, 09/11/42	9,389,686	0.2
589,321		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	574,172	0.0
4,319,627	#	Beckman Coulter, Inc., 7.498%, 12/15/18	4,666,924	0.1
4,399,000		CD 2007-CD5 Mortgage Trust, 6.321%, 11/15/44	4,884,454	0.1
2,772,838		Chase Mortgage Finance Corp., 4.893%, 12/25/35	2,734,954	0.1
947,321		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	981,524	0.0
3,000,000	#	CGBAM Commercial Mortgage Trust, 2.152%, 02/15/31	3,008,466	0.1
691,138	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	692,558	0.0
6

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

520,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	531,335	0.0
14,307,009	#,^	Citigroup Commercial Mortgage Trust, 2.389%, 09/10/45	1,567,479	0.0
480,312		Citigroup Mortgage Loan Trust, Inc., 2.500%, 10/25/35	473,027	0.0
4,258,675		Citigroup Mortgage Loan Trust, Inc., 2.764%, 09/25/37	3,617,021	0.1
8,714,279		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	8,908,020	0.2
823,577		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	727,401	0.0
5,000,000	#	COMM 2007-C9 Mortgage Trust, 0.843%, 12/10/49	4,739,570	0.1
33,900,964	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	2,997,771	0.1
106,327,028	^	Commercial Mortgage Pass Through Certificates, 1.607%, 03/10/47	9,985,692	0.2
65,166,000	#,^	Commercial Mortgage Trust, 0.750%, 10/15/45	2,946,683	0.1
89,151,048	^	Commercial Mortgage Trust, 1.600%, 10/10/46	8,042,913	0.2
61,970,387	^	Commercial Mortgage Trust, 1.625%, 08/10/46	4,880,484	0.1
64,504,318	^	Commercial Mortgage Trust, 1.929%, 01/10/46	5,925,605	0.1
152,396,694	^	Commercial Mortgage Trust, 2.058%, 12/10/45	15,437,831	0.3
28,915,496	^	Commercial Mortgage Trust, 2.146%, 10/15/45	3,230,844	0.1
38,384,312	^	Commercial Mortgage Trust, 2.393%, 05/15/45	4,398,831	0.1
2,730,000		Commercial Mortgage Trust, 5.401%, 07/15/44	2,844,230	0.1
2,930,000		Commercial Mortgage Trust, 5.988%, 12/10/49	2,953,009	0.1
4,600,000		Commercial Mortgage Trust, 5.988%, 12/10/49	4,552,443	0.1
7,003,000	#	Commercial Mortgage Trust, 5.988%, 12/10/49	6,927,021	0.1
3,060,000		Commercial Mortgage Trust, 6.321%, 11/15/44	3,253,874	0.1
1,844,215		Commerical 2007-C9 Mortgage Trust, 5.988%, 12/10/49	1,928,216	0.0

8,980,542		Countrywide Alternative Loan Trust, 0.272%, 06/25/36	7,641,058	0.2
2,043,341	^	Countrywide Alternative Loan Trust, 4.848%, 05/25/35	235,989	0.0
4,598,151		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,143,329	0.1
8,138,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	8,521,422	0.2
1,820,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	1,846,478	0.0
3,150,000		Credit Suisse First Boston Mortgage Securities Corp., 5.230%, 12/15/40	3,252,287	0.1
284,818	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	285,581	0.0
2,070,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	2,097,607	0.0
5,713,936		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.272%, 08/25/36	4,403,022	0.1
8,234,527		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.342%, 10/25/36	5,116,095	0.1
407,788		Downey Savings & Loan Association Mortgage Loan Trust, 2.631%, 07/19/44	409,742	0.0
4,770,000		Fannie Mae Connecticut Avenue Securities, 2.752%, 05/25/24	4,757,295	0.1
4,092,000		Fannie Mae Connecticut Avenue Securities, 4.552%, 01/25/24	4,666,503	0.1
4,046,352		First Horizon Alternative Mortgage Securities, 0.452%, 12/25/36	2,435,904	0.1
553,527		First Horizon Alternative Mortgage Securities, 2.280%, 03/25/35	452,542	0.0
29,835,377	^	First Horizon Alternative Mortgage Securities, 4.548%, 01/25/36	3,435,767	0.1
2,350,624		First Horizon Alternative Mortgage Securities, 5.011%, 02/25/36	2,300,269	0.0
4,046,352	^	First Horizon Alternative Mortgage Securities, 6.548%, 12/25/36	901,988	0.0
7

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,089,420		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	920,899	0.0
662,608,788	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,880,900	0.1
6,050,000		GCCFC Commercial Mortgage Trust, 6.261%, 12/10/49	6,334,178	0.1
1,762,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.465%, 05/10/43	1,278,384	0.0
1,530,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	1,541,613	0.0
487,782		GMAC Mortgage Corp. Loan Trust, 2.931%, 11/19/35	476,276	0.0
3,280,000	#	GRACE 2014-GRCE Mortgage Trust, 3.590%, 06/10/28	3,140,239	0.1
5,055,209		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	5,453,668	0.1
15,277,661	^	GS Mortgage Securities Corp. II, 1.736%, 11/10/46	1,297,747	0.0
102,492,263	^	GS Mortgage Securities Corp. II, 2.537%, 11/10/45	13,020,730	0.3
21,016,459	^	GS Mortgage Securities Corp. II, 2.762%, 05/10/45	2,571,822	0.1
2,650,000		GS Mortgage Securities Trust 2006-GG6, 5.784%, 04/10/38	2,654,219	0.1
2,940,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	3,119,566	0.1
4,505,000		GS Mortgage Securities Trust, 5.784%, 04/10/38	4,363,388	0.1
1,805,000		GS Mortgage Securities Trust, 6.053%, 08/10/38	1,803,571	0.0
1,181,390		GSR Mortgage Loan Trust, 2.657%, 09/25/35	1,195,019	0.0
956,377		GSR Mortgage Loan Trust, 5.500%, 05/25/36	899,807	0.0
6,214		GSR Mortgage Loan Trust, 6.000%, 03/25/32	6,442	0.0
15,236,823		Homebanc Mortgage Trust, 0.392%, 07/25/35	14,150,971	0.3
951,272		Homebanc Mortgage Trust, 1.012%, 08/25/29	915,619	0.0

1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.746%, 05/15/41	1,236,149	0.0
3,020,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.592%, 10/15/37	3,012,365	0.1
92,343,817	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.790%, 01/15/46	2,463,502	0.1
32,014,023	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	3,219,372	0.1
828,367		JP Morgan Chase Commercial Mortgage Securities Corp., 5.773%, 06/12/41	828,064	0.0
2,890,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	2,995,849	0.1
954,346	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 2.296%, 10/15/45	104,364	0.0
5,920,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%, 03/15/46	5,900,340	0.1
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	517,751	0.0
6,810,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	6,372,233	0.1
3,809,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.786%, 06/12/41	3,436,348	0.1
69,694		JP Morgan Mortgage Trust, 5.750%, 01/25/36	65,007	0.0
10,128,000	#	LB Commercial Mortgage Trust, 5.600%, 10/15/35	10,397,967	0.2
5,150,000		LB Commercial Mortgage Trust, 6.090%, 07/15/44	5,419,489	0.1
41,356,241	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	873,088	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.457%, 02/15/40	1,290,450	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	4,332,246	0.1
3,005,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.049%, 06/15/38	3,165,197	0.1
8

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

177,276,990	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	2,524,974	0.1
34,717,504	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	439,597	0.0
1,820,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	1,841,518	0.0
2,470,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	2,589,295	0.1
7,460,000		LB-UBS Commercial Mortgage Trust, 5.415%, 04/15/40	7,182,115	0.2
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.644%, 10/15/36	1,541,409	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.797%, 10/15/36	3,319,329	0.1
2,086,877	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	2,091,525	0.0
5,977,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	5,908,405	0.1
2,100,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	2,090,697	0.0
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,445,990	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,755,242	0.1
4,880,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	4,702,239	0.1
1,710,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	1,753,992	0.0
1,039,167		Merrill Lynch Mortgage Investors, Inc., 0.362%, 02/25/36	961,008	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.532%, 08/25/35	2,799,870	0.1
494,064		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	495,096	0.0
178,355		MLCC Mortgage Investors, Inc., 0.402%, 11/25/35	170,499	0.0
113,064,014	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.870%, 02/15/46	10,790,072	0.2
32,477,075	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	2,194,034	0.0
16,043,430	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.310%, 11/15/45	1,660,213	0.0
1,099,136		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	1,105,894	0.0

4,470,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	4,378,593	0.1
2,590,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,436,076	0.1
10,000,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	8,733,010	0.2
3,840,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	4,004,248	0.1
2,410,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	2,438,064	0.1
3,305,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,579,502	0.1
3,095,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,212,650	0.1
5,443,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	5,986,995	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	737,762	0.0
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,376,538	0.1
176,880	#	Morgan Stanley Capital I, 7.350%, 07/15/32	181,539	0.0
1,820,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.864%, 09/15/37	1,825,674	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.668%, 07/15/33	1,187,247	0.0
2,561,457		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.809%, 03/25/36	2,197,991	0.0
554,894	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	556,915	0.0
41,627	#	Nomura Asset Acceptance Corp., 6.940%, 02/19/30	41,479	0.0
5,221,484	#	N-Star Real Estate CDO Ltd., 2.002%, 08/25/29	5,226,705	0.1
2,250,000		Octagon Investment Partners V Ltd., 5.233%, 11/28/18	2,253,402	0.0
2,556,968		Prime Mortgage Trust, 5.500%, 03/25/37	2,314,807	0.1
35,169,646	#,^	RBSCF Trust, 1.168%, 04/15/24	136,574	0.0
3,230,419	#	RBSSP Resecuritization Trust, 0.402%, 02/26/37	3,043,413	0.1

9

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

109,651		Residential Accredit Loans, Inc., 0.552%, 03/25/33	108,709	0.0
45,761		Residential Asset Securitization Trust, 0.552%, 05/25/33	45,499	0.0
53,041		Sequoia Mortgage Trust, 0.503%, 07/20/33	50,882	0.0
13,206,717		SLM Student Loan Trust, 1.729%, 04/25/23	13,670,530	0.3
3,834,900		Structured Adjustable Rate Mortgage Loan Trust, 2.631%, 04/25/35	3,780,918	0.1
2,679,118		Structured Asset Mortgage Investments, Inc., 0.372%, 05/25/36	2,022,003	0.0
1,078,306		Structured Asset Mortgage Investments, Inc., 0.405%, 07/19/35	1,032,786	0.0
764,164		Structured Asset Mortgage Investments, Inc., 0.635%, 04/19/35	713,640	0.0
938,050		Structured Asset Securities Corp., 5.500%, 10/25/35	974,530	0.0
19,645,530	#,^	UBS-Barclays Commercial Mortgage Trust, 1.935%, 05/10/63	1,661,994	0.0
34,312,084	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	4,037,270	0.1
2,100,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	2,097,800	0.0
3,634,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.904%, 05/15/43	3,527,727	0.1
6,882,000		Wachovia Bank Commercial Mortgage Trust Series, 5.904%, 05/15/43	6,983,568	0.1
11,532,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	12,167,286	0.3
6,490,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	6,611,051	0.1
45,303		WaMu Mortgage Pass Through Certificates, 1.521%, 06/25/42	43,490	0.0
2,267,391		WaMu Mortgage Pass Through Certificates, 1.829%, 10/25/36	1,869,237	0.0
3,320,370		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.041%, 12/25/36	2,872,014	0.1
5,045,339		WaMu Mortgage Pass-Through Certificates, 2.199%, 07/25/37	4,316,878	0.1

758,491		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	703,108	0.0
49,955		Washington Mutual Mortgage Pass-through Certificates, 1.521%, 08/25/42	48,202	0.0
38,416,529	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	4,242,157	0.1
5,000,000	#	Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1, 2.402%, 02/05/27	5,010,993	0.1
3,379,953		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.606%, 09/25/35	3,205,598	0.1
27,578,157	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.738%, 06/15/45	2,551,517	0.1
3,048,668		Wells Fargo Mortgage Backed Securities Trust, 2.612%, 03/25/36	2,986,561	0.1
4,660,456		Wells Fargo Mortgage Backed Securities Trust, 2.613%, 03/25/36	4,528,456	0.1
1,147,151		Wells Fargo Mortgage Backed Securities Trust, 5.062%, 05/25/35	1,163,470	0.0
2,118,523		Wells Fargo Mortgage Backed Securities Trust, 5.588%, 04/25/36	2,111,741	0.0
105,647		Wells Fargo Mortgage-Backed Securities Trust, 2.622%, 10/25/33	107,779	0.0
32,289,544	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.620%, 04/15/45	3,743,898	0.1

	Total Collateralized Mortgage Obligations (Cost $588,435,363)		603,324,514	12.5

ASSET-BACKED SECURITIES: 10.6%
		Automobile Asset-Backed Securities: 1.7%
2,410,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,530,045	0.0
7,582,700		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	7,709,198	0.2
10

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,680,000		AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,724,769	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,891,697	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,429,147	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,577,723	0.1
5,640,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,755,894	0.1
2,190,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	2,218,667	0.0
2,220,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	2,235,145	0.0
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,586,950	0.0
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,375,453	0.0
3,640,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	3,783,864	0.1
3,480,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	3,620,622	0.1
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,734,761	0.1
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,207,431	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,939,277	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	11,063,966	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,456,145	0.2

3,890,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	3,911,617	0.1
			83,752,371	1.7

		Credit Card Asset-Backed Securities: 0.1%
2,620,000		Chase Issuance Trust, 0.612%, 04/15/19	2,601,736	0.1

		Home Equity Asset-Backed Securities: 0.6%
17,300,000		Accredited Mortgage Loan Trust 2006-1, 0.430%, 04/25/36	14,448,181	0.3
7,029,276		ACE Securities Corp., 1.052%, 12/25/34	6,342,769	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.580%, 11/25/35	2,257,713	0.1
2,758,183		Bear Stearns Asset Backed Securities Trust, 2.970%, 10/25/36	2,708,625	0.1
129,570		MASTR Asset-Backed Securities Trust, 0.202%, 11/25/36	58,330	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.067%, 03/25/35	2,007,842	0.0
112,180		Renaissance Home Equity Loan Trust, 1.030%, 08/25/33	106,209	0.0
88,873		Securitized Asset Backed Receivables, LLC Trust, 0.232%, 11/25/36	38,934	0.0
669,647		Specialty Underwriting & Residential Finance, 0.352%, 12/25/36	663,345	0.0
			28,631,948	0.6

		Other Asset-Backed Securities: 8.2%
3,427,103	#	ACA CLO 2006-1 Ltd., 0.479%, 07/25/18	3,423,100	0.1
1,020,929	#	Aimco CDO, 0.478%, 10/20/19	1,013,193	0.0
7,000,000	#	AIMCO CLO Series 2005-A, 0.948%, 10/20/19	6,724,655	0.1
1,500,000	#	AMMC CLO IV Ltd., 1.033%, 03/25/17	1,497,225	0.0
5,500,000	#	Apidos CDO I Ltd., 0.978%, 07/27/17	5,488,351	0.1
2,650,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	2,641,077	0.1
5,150,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	5,187,580	0.1
1,500,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	1,493,065	0.0
5,749,999	#	Atrium IV, 0.981%, 06/08/19	5,721,485	0.1
1,250,000	#	Atrium IV, 2.081%, 06/08/19	1,243,375	0.0
7,000,000	#	Atrium V, 0.919%, 07/20/20	6,744,822	0.1
11

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

625,000	#	Babson CLO, Inc. 2005-III, 0.623%, 11/10/19	614,879	0.0
2,600,000	#	Babson CLO, Inc. 2005-III, 0.923%, 11/10/19	2,520,300	0.1
2,000,000	#	Babson CLO, Inc. 2005-III, 1.923%, 11/10/19	1,951,356	0.0
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.077%, 04/15/21	952,060	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.927%, 04/15/21	7,047,452	0.2
1,500,000		Babson Mid-Market CLO, Inc. 2007-II, 3.877%, 04/15/21	1,474,078	0.0
5,900,000	#	Ballyrock CLO 2006-2 Ltd., 1.627%, 01/14/20	5,860,659	0.1
2,250,000	#	Belhurst CLO Ltd., 0.926%, 01/15/20	2,168,368	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.651%, 06/20/17	1,535,930	0.0
1,192,673	#	Black Diamond CLO Ltd., 0.581%, 06/20/17	1,189,464	0.0
1,250,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	1,247,199	0.0
3,000,000	#	Canaras Summit CLO Ltd., 0.711%, 06/19/21	2,910,834	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.031%, 06/19/21	6,757,457	0.1
1,800,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	1,820,646	0.0
4,250,000	#	Carlyle High Yield Partners IX Ltd., 0.630%, 08/01/21	4,056,561	0.1
7,500,000	#	Castle Garden Funding, 0.977%, 10/27/20	7,445,985	0.2
1,000,000	#	Castle Garden Funding, 4.977%, 10/27/20	1,000,433	0.0
2,500,000	#	Castle Garden Funding, 6.560%, 10/27/20	2,710,313	0.1
73,575		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.892%, 10/25/32	69,782	0.0
193,796		Chase Funding Trust Series 2003-5, 0.752%, 07/25/33	186,764	0.0
1,250,000	#	CIFC Funding 2006-I Ltd., 0.998%, 10/20/20	1,217,068	0.0
4,450,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	4,298,544	0.1
10,400,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	9,969,003	0.2
2,000,000	#	ColumbusNova CLO Ltd 2006-II, 0.973%, 04/04/18	1,951,056	0.0
4,000,000	#	ColumbusNova CLO Ltd. 2006-II, 1.723%, 04/04/18	3,858,736	0.1

24,224		Countrywide Asset-Backed Certificates, 0.252%, 05/25/47	24,042	0.0
3,236,387		Countrywide Asset-Backed Certificates, 0.502%, 04/25/36	3,182,700	0.1
3,000,000	#	CP Uniq Aps, 2.027%, 04/15/18	2,929,245	0.1
15,749		Credit-Based Asset Servicing and Securitization, LLC, 0.210%, 11/25/36	8,857	0.0
384,186	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	384,270	0.0
3,000,000	#	Del Mar CLO I Ltd., 0.945%, 07/25/18	2,944,809	0.1
1,100,000	#	Diamond Lake CLO Ltd., 1.827%, 12/01/19	1,057,445	0.0
700,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.948%, 05/22/17	699,747	0.0
5,650,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	5,621,750	0.1
5,000,000	#	Duane Street CLO II Ltd., 1.879%, 08/20/18	4,860,580	0.1
9,800,000	#	Eaton Vance CDO IX Ltd., 0.878%, 04/20/19	9,621,228	0.2
5,000,000	#	Eaton Vance CDO IX Ltd., 1.728%, 04/20/19	4,813,510	0.1
562,592	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	562,414	0.0
5,000,000	#	Emporia Preferred Funding II Ltd., 1.178%, 10/18/18	4,889,150	0.1
1,750,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	1,743,639	0.0
6,703,480		FBR Securitization Trust, 0.832%, 10/25/35	5,811,830	0.1
2,500,000	#	Flagship CLO IV Corp., 2.027%, 06/01/17	2,478,153	0.1
5,645,000	#	Fraser Sullivan CLO I Ltd., 2.031%, 03/15/20	5,444,794	0.1
5,100,000	#	Fraser Sullivan CLO II Ltd., 0.631%, 12/20/20	4,997,123	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 0.951%, 12/20/20	6,339,587	0.1
2,000,000		Gale Force 2 CLO Ltd., 3.976%, 04/15/18	2,000,814	0.0
6,600,000	#	Gallatin CLO III 2007-1 Ltd., 1.474%, 05/15/21	6,337,089	0.1
4,000,000	#	Gannett Peak CLO Ltd., 0.928%, 10/27/20	3,929,384	0.1
4,125,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	4,105,481	0.1
2,500,000	#	Greens Creek Funding Ltd., 2.478%, 04/18/21	2,413,810	0.1
170,488		GSAMP Trust, 0.222%, 12/25/36	92,870	0.0
3,000,000	#	Gulf Stream - Compass CLO, 1.029%, 01/24/20	2,999,346	0.1
12

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

3,825,000	#	Gulf Stream - Compass CLO, 2.228%, 10/28/19	3,838,169	0.1
5,050,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	5,052,550	0.1
2,850,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	2,799,005	0.1
6,610,000	#	Gulf Stream - Sextant CLO, 1.827%, 08/21/20	6,440,163	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.907%, 11/26/20	1,840,899	0.0
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	2,177,650	0.1
5,955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.523%, 08/07/21	5,905,222	0.1
408,764	#	Hewett's Island Clo IV Ltd., 1.874%, 05/09/18	407,745	0.0
1,200,000	#	Hewett's Island Clo V Ltd., 0.927%, 12/05/18	1,175,532	0.0
2,700,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	2,690,148	0.1
4,110,000	#	Invitation Homes Trust, 2.252%, 06/17/31	4,157,047	0.1
1,200,000	#	Katonah IX CLO Ltd., 0.949%, 01/25/19	1,156,531	0.0
8,000,000	#	Katonah VII CLO Ltd., 0.974%, 11/15/17	7,888,200	0.2
6,800,000	#	Kennecott Funding Ltd., 2.027%, 01/13/18	6,612,884	0.1
1,750,000	#	Kingsland I Ltd., 2.030%, 06/13/19	1,744,393	0.0
10,575,000	#	Kingsland III Ltd., 0.587%, 08/24/21	10,255,730	0.2
4,250,000	#	Kingsland III Ltd., 0.877%, 08/24/21	4,078,143	0.1
1,000,000	#	Landmark VI CDO Ltd., 1.027%, 01/14/18	980,574	0.0
785,385		Lehman XS Trust, 0.432%, 08/25/35	768,595	0.0
2,811,850		Lehman XS Trust, 0.952%, 10/25/35	2,662,459	0.1
2,250,000	#	Madison Park Funding Ltd., 2.033%, 03/25/20	2,188,890	0.1
4,090,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	4,090,990	0.1
3,010,000		Madison Park Funding Ltd., 4.973%, 05/10/19	3,014,024	0.1
614,686	#	Mesa West Capital CDO Ltd., 0.412%, 02/25/47	605,427	0.0
2,900,000	#	Momentum Capital Fund Ltd., 1.628%, 09/18/21	2,841,562	0.1

1,875,000	#	Morgan Stanley Investment Management Croton Ltd, 0.677%, 01/15/18	1,852,802	0.0
7,170,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	7,208,596	0.2
12,750,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	12,750,293	0.3
3,650,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	3,651,635	0.1
9,900,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	9,781,646	0.2
2,600,000	#	Oak Hill Credit Partners IV Ltd., 0.626%, 05/17/21	2,577,094	0.1
2,000,000	#	Oak Hill Credit Partners IV Ltd, 1.926%, 05/17/21	1,978,392	0.0
2,500,000		Park Place Securities, Inc., 0.872%, 03/25/35	2,277,628	0.1
1,000,000	#	Sargas CLO I Ltd., 1.777%, 08/27/20	993,770	0.0
10,873,282		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.392%, 03/25/36	9,528,344	0.2
322,931		Securitized Asset Backed Receivables, LLC Trust, 0.212%, 12/25/36	117,629	0.0
1,100,000	#	Silverado CLO 2006-I Ltd., 1.978%, 04/11/20	1,078,540	0.0
11,055,251		Small Business Administration, 5.160%, 02/01/28	12,220,183	0.3
895,227		Small Business Administration, 5.290%, 12/01/27	980,600	0.0
4,177,206		Small Business Administration, 5.471%, 03/10/18	4,510,912	0.1
6,885,157		Small Business Administration, 5.490%, 03/01/28	7,638,665	0.2
4,426,412		Small Business Administration, 5.902%, 02/10/18	4,803,508	0.1
900,000	#	Stanfield Arnage CLO Ltd., 2.427%, 08/27/21	901,828	0.0
10,200,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	10,081,129	0.2
1,300,000	#	Stanfield Veyron CLO Ltd., 1.826%, 07/15/18	1,284,652	0.0
713,161		Structured Asset Investment Loan Trust 2005-3, 0.722%, 04/25/35	712,631	0.0
2,010,000	#	Trade MAPS 1 Ltd., 2.403%, 12/10/18	2,032,612	0.1
3,400,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	3,388,416	0.1
13

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

750,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	739,874	0.0
			394,750,433	8.2

	Total Asset-Backed Securities (Cost $500,559,157)		509,736,488	10.6

FOREIGN GOVERNMENT BONDS: 0.6%
10,000,000	#	Kommunalbanken AS, 1.750%, 05/28/19	10,005,590	0.2
561,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	603,075	0.0
20,590,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	20,618,249	0.4

	Total Foreign Government Bonds (Cost $31,217,388)		31,226,914	0.6

U.S. TREASURY OBLIGATIONS: 21.3%
		U.S. Treasury Bonds: 4.3%
176,620,000		3.625%, due 02/15/44	186,030,490	3.9
15,000,000		5.000%, due 05/15/37	19,443,750	0.4
			205,474,240	4.3

		U.S. Treasury Notes: 17.0%
48,065,000		0.500%, due 06/30/16	48,104,413	1.0
1,490,000		0.875%, due 09/15/16	1,500,885	0.0
295,572,000		0.875%, due 06/15/17	295,652,691	6.1
10,000		1.125%, due 04/30/20	9,595	0.0
15,500,000		1.250%, due 11/30/18	15,359,539	0.3
2,909,000		1.375%, due 09/30/18	2,905,137	0.1
24,400,000		1.500%, due 12/31/18	24,412,395	0.5
7,300,000		1.500%, due 02/28/19	7,287,167	0.2
2,241,000		1.500%, due 05/31/19	2,229,533	0.1
4,595,000		1.625%, due 04/30/19	4,603,078	0.1
91,744,000		1.625%, due 06/30/19	91,733,266	1.9
10,785,000		1.750%, due 07/31/15	10,971,634	0.2
272,228,000		2.125%, due 06/30/21	272,121,559	5.6
44,901,000		2.500%, due 05/15/24	44,813,308	0.9
			821,704,200	17.0

	Total U.S. Treasury Obligations (Cost $1,022,729,672)		1,027,178,440	21.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.0%
		Federal Home Loan Bank: 0.0%
1,915,000		2.500%, due 08/14/24	1,854,287	0.0

		Federal Home Loan Mortgage Corporation: 5.7%##
2,126,000	W,Z	0.050%, due 08/01/44	2,092,656	0.1
29,046		0.502%, due 12/15/29	29,117	0.0
12,600,000		0.750%, due 01/12/18	12,413,722	0.3
900,000		0.875%, due 03/07/18	887,322	0.0
13,600,000		1.000%, due 07/28/17	13,639,222	0.3
704,700		1.324%, due 10/25/44	717,299	0.0
1,823,714		1.524%, due 07/25/44	1,820,712	0.0
248,811		1.983%, due 09/01/35	260,272	0.0
2,256,748		2.221%, due 06/01/35	2,396,800	0.1
20,410		2.337%, due 06/01/24	21,709	0.0
29,161		2.375%, due 11/01/31	30,982	0.0
106,457		2.375%, due 11/01/35	113,451	0.0
579,623		2.576%, due 01/01/29	613,012	0.0
6,588,597		3.000%, due 02/01/27	6,839,632	0.2

3,546,245		3.000%, due 02/01/27	3,681,362	0.1
956,299		3.252%, due 03/15/38	1,003,802	0.0
31,316		3.500%, due 07/15/32	32,313	0.0
4,661,721		3.500%, due 08/01/42	4,799,367	0.1
80,000	W	3.500%, due 08/01/44	82,030	0.0
800,000		3.750%, due 03/27/19	879,456	0.0
5,000,000	^	4.000%, due 11/15/38	1,434,536	0.0
5,015,000	W	4.000%, due 01/15/41	5,314,333	0.1
2,277,164		4.000%, due 03/15/41	2,252,874	0.1
6,082,148		4.000%, due 10/01/41	6,453,986	0.1
1,422,796		4.000%, due 11/01/41	1,509,780	0.0
741,255		4.000%, due 11/01/41	786,573	0.0
7,122,107		4.000%, due 12/01/41	7,557,525	0.2
2,166,043	^	4.000%, due 04/15/43	419,578	0.0
65,971		4.500%, due 06/01/39	71,437	0.0
374,243		4.500%, due 10/01/39	405,343	0.0
9,822,223		4.500%, due 05/01/40	10,641,388	0.2
98,332		4.500%, due 09/01/40	106,550	0.0
7,358,256	^	4.500%, due 12/15/40	1,326,265	0.0
66,125		4.500%, due 03/01/41	71,810	0.0
2,123,797		4.500%, due 08/01/41	2,301,373	0.1
3,033,528		4.500%, due 08/01/41	3,284,880	0.1
2,375,608		4.500%, due 08/01/41	2,574,522	0.1
926,730		4.500%, due 09/01/41	1,004,057	0.0
3,614,638		4.500%, due 09/01/41	3,916,751	0.1
888,795		4.500%, due 09/01/41	963,127	0.0
2,407,915		4.500%, due 09/01/41	2,608,943	0.1
4,825,315		4.500%, due 10/01/41	5,229,357	0.1
3,840,025		4.500%, due 01/15/42	3,969,466	0.1
1,119,270	^	4.831%, due 03/15/33	1,182,155	0.0
974,728		5.000%, due 12/15/17	1,026,592	0.0
135,818		5.000%, due 05/01/28	151,104	0.0
3,634,323		5.000%, due 02/15/35	3,908,343	0.1
3,876,486		5.000%, due 02/15/35	4,208,044	0.1
548,420		5.000%, due 02/15/35	566,299	0.0
564,836		5.000%, due 05/01/35	626,560	0.0
3,974,956	^	5.000%, due 02/15/40	816,941	0.0
1,684,173		5.000%, due 01/01/41	1,868,053	0.0
62,601		5.400%, due 03/01/35	65,161	0.0
500,000		5.500%, due 08/23/17	570,499	0.0
6,942,245	^	5.500%, due 12/15/18	423,342	0.0
19,890		5.500%, due 01/01/19	22,173	0.0
218,558		5.500%, due 09/01/19	234,102	0.0
38,898		5.500%, due 11/01/21	43,364	0.0
2,045,912		5.500%, due 11/15/22	2,206,114	0.1
161,542		5.500%, due 03/01/23	180,122	0.0
1,054,979		5.500%, due 12/15/32	1,155,358	0.0
996,427		5.500%, due 02/15/33	1,090,993	0.0
48,244		5.500%, due 03/01/34	54,236	0.0
1,741,066		5.500%, due 09/15/34	1,889,787	0.1
12,483,650		5.500%, due 02/15/36	13,557,138	0.3
22,827		5.500%, due 05/01/36	25,448	0.0
6,643,938		5.500%, due 08/15/36	7,521,114	0.2
37,616		5.500%, due 12/01/36	41,935	0.0
227,645		5.500%, due 03/01/37	253,782	0.0
83,458		5.500%, due 04/01/37	93,040	0.0
353,858		5.500%, due 05/01/37	394,593	0.0
4,996,446		5.500%, due 06/15/37	5,561,928	0.1
625,571		5.500%, due 07/01/37	702,945	0.0
6,172,315		5.500%, due 07/15/37	6,869,830	0.2
39,534		5.500%, due 09/01/37	44,205	0.0
188,312		5.500%, due 09/01/37	209,933	0.0
60,644		5.500%, due 10/01/37	67,606	0.0
230,625		5.500%, due 11/01/37	257,104	0.0
180,863		5.500%, due 12/01/37	201,629	0.0
46,608		5.500%, due 01/01/38	51,960	0.0
32,272		5.500%, due 01/01/38	36,310	0.0
484,432		5.500%, due 02/01/38	540,052	0.0
635,083		5.500%, due 02/01/38	708,001	0.0
301,952		5.500%, due 03/01/38	336,621	0.0
14

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

35,402		5.500%, due 04/01/38	39,467	0.0
256,624		5.500%, due 05/01/38	287,532	0.0
55,284		5.500%, due 05/01/38	61,631	0.0
267,998		5.500%, due 06/01/38	298,768	0.0
955,854		5.500%, due 06/01/38	1,065,601	0.0
1,081,532		5.500%, due 07/01/38	1,205,708	0.0
214,387		5.500%, due 08/01/38	239,003	0.0
35,404		5.500%, due 08/01/38	39,469	0.0
251,542		5.500%, due 09/01/38	280,423	0.0
241,331		5.500%, due 10/01/38	271,430	0.0
228,976		5.500%, due 10/01/38	255,266	0.0
29,765		5.500%, due 11/01/38	33,183	0.0
732,718		5.500%, due 11/01/38	816,846	0.0
74,939		5.500%, due 12/01/38	84,069	0.0
63,359		5.500%, due 12/01/38	70,977	0.0
170,555		5.500%, due 01/01/39	190,138	0.0
485,459		5.500%, due 03/01/39	541,197	0.0
159,382		5.500%, due 07/01/39	177,682	0.0
108,963		5.500%, due 12/01/39	121,473	0.0
631,653		5.500%, due 03/01/40	704,176	0.0
227,770		5.500%, due 08/01/40	254,660	0.0
221,767		5.500%, due 08/01/40	247,230	0.0
493,135		5.500%, due 08/01/40	549,754	0.0
11,239		5.665%, due 03/01/36	12,039	0.0
23,820,265	^	5.798%, due 08/15/43	5,500,957	0.1
5,323,457	^	5.848%, due 05/15/36	673,570	0.0
6,740,728	^	5.898%, due 07/15/40	1,079,897	0.0
36,485,331	^	5.998%, due 03/15/44	5,903,950	0.1
56,629,624	^	5.998%, due 03/15/44	8,750,806	0.2
219,837		6.000%, due 01/01/22	246,895	0.0
241,316		6.000%, due 03/01/22	271,018	0.0
628,277		6.000%, due 10/01/22	705,698	0.0
2,014,173		6.000%, due 09/01/27	2,260,931	0.1
818,636		6.000%, due 01/15/29	909,949	0.0
847,080		6.000%, due 01/15/29	939,192	0.0
22,860		6.000%, due 02/01/29	25,688	0.0
1,057,737		6.000%, due 07/15/32	1,175,823	0.0
1,177,028	^	6.000%, due 04/15/33	265,282	0.0
32,066		6.000%, due 05/01/35	36,487	0.0
1,148,466		6.000%, due 03/01/37	1,289,165	0.0
91,272		6.000%, due 08/01/37	102,594	0.0
11,111,406		6.000%, due 10/15/37	12,182,135	0.3
755,216		6.000%, due 11/01/37	847,738	0.0
71,041		6.000%, due 11/01/37	79,761	0.0
1,088,463		6.000%, due 12/01/37	1,221,811	0.0
91,912		6.000%, due 12/01/37	103,172	0.0
1,556,848		6.000%, due 01/01/38	1,747,579	0.0
1,631,361		6.000%, due 01/01/38	1,831,220	0.0
187,307		6.000%, due 02/01/38	210,254	0.0
84,702		6.000%, due 08/01/39	95,091	0.0
8,855		6.000%, due 09/01/39	9,957	0.0
4,637,723	^	6.333%, due 06/15/36	777,705	0.0
14,608,344	^	6.398%, due 05/15/41	3,073,052	0.1
35,927,800	^	6.398%, due 11/15/41	8,131,248	0.2
5,599,018	^	6.448%, due 09/15/33	1,036,447	0.0
8,590,496	^	6.448%, due 12/15/39	1,282,850	0.0
19,467,280	^	6.448%, due 01/15/40	3,407,278	0.1
27,859,635	^	6.448%, due 09/15/42	6,935,397	0.2
19,956		6.500%, due 07/01/19	22,496	0.0
3,437,847		6.500%, due 09/01/34	3,876,885	0.1
6,264,437		6.500%, due 03/15/42	7,247,925	0.2
496,256		6.500%, due 02/25/43	587,297	0.0
19,989,108	^	6.548%, due 11/15/25	3,268,829	0.1
836,419		7.000%, due 09/01/26	959,074	0.0
20,242		7.000%, due 11/01/31	21,250	0.0
24,538		8.250%, due 08/15/21	27,683	0.0
903,471		19.405%, due 03/15/35	1,301,946	0.0

4,227,562	^	24.010%, due 01/15/36	2,419,905	0.1
			277,014,817	5.7

		Federal National Mortgage Association: 31.0%##
15,200,000		0.352%, due 10/27/37	15,166,917	0.3
26,572		0.652%, due 03/25/17	26,698	0.0
11,700,000		0.875%, due 08/28/17	11,624,816	0.3
21,000,000		0.875%, due 12/20/17	20,771,373	0.4
4,800,000		0.875%, due 02/08/18	4,728,840	0.1
900,000		0.875%, due 05/21/18	884,878	0.0
105,557		1.052%, due 04/25/32	108,065	0.0
105,115		1.323%, due 08/01/42	107,978	0.0
84,458		1.323%, due 08/01/42	87,219	0.0
101,456		1.323%, due 10/01/44	103,694	0.0
35,000,000		1.750%, due 06/20/19	35,094,185	0.7
961,920		1.871%, due 08/01/35	1,008,994	0.0
438,620		1.962%, due 04/01/35	459,931	0.0
421,443		2.224%, due 02/01/34	451,921	0.0
590,720		2.278%, due 10/01/35	635,567	0.0
998,732		2.300%, due 10/01/35	1,059,809	0.0
927,428		2.336%, due 10/01/35	995,363	0.0
2,068,124		2.485%, due 11/01/34	2,215,696	0.1
336,000	W	2.500%, due 02/25/27	341,407	0.0
600,348		2.560%, due 09/01/34	642,612	0.0
27,034		2.983%, due 05/01/36	28,194	0.0
4,118,941		3.000%, due 10/01/27	4,285,152	0.1
11,185,802	^	3.000%, due 10/25/32	1,449,727	0.0
11,708,325		3.000%, due 05/01/43	11,583,762	0.3
235,438,000	W	3.000%, due 08/01/44	232,072,061	4.8
10,969,000	W	3.500%, due 02/25/26	11,628,854	0.3
2,865,087		3.500%, due 12/01/41	2,954,755	0.1
5,212,005		3.500%, due 08/01/42	5,375,125	0.1
1,845,909		3.500%, due 08/01/42	1,903,680	0.1
961,944		3.500%, due 08/01/42	992,050	0.0
1,768,183		3.500%, due 10/01/42	1,823,522	0.1
930,114		3.500%, due 03/01/43	959,224	0.0
800,410	^	3.500%, due 08/25/43	151,784	0.0
316,876,000	W	3.500%, due 08/01/44	325,293,019	6.8
13,018		4.000%, due 07/01/18	13,844	0.0
730,041		4.000%, due 10/01/18	776,279	0.0
1,586,512	^	4.000%, due 11/01/18	94,698	0.0
174,352		4.000%, due 12/01/18	185,448	0.0
1,039,814		4.000%, due 05/01/19	1,105,716	0.0
5,569		4.000%, due 06/01/19	5,922	0.0
595,946		4.000%, due 05/01/20	633,886	0.0
183,353		4.000%, due 07/01/21	196,396	0.0
4,041,011		4.000%, due 03/01/24	4,318,881	0.1
2,797,558		4.000%, due 06/01/24	2,992,330	0.1
1,142,985		4.000%, due 12/01/24	1,214,211	0.0
238,289		4.000%, due 06/01/25	253,170	0.0
7,586		4.000%, due 06/01/25	8,129	0.0
9,670		4.000%, due 08/01/25	10,274	0.0
8,033		4.000%, due 08/01/25	8,608	0.0
7,818		4.000%, due 09/01/25	8,377	0.0
774,878		4.000%, due 10/01/25	830,411	0.0
187,753		4.000%, due 11/01/25	201,215	0.0
8,490		4.000%, due 01/01/26	9,036	0.0
265,993		4.000%, due 01/01/26	284,979	0.0
2,266		4.000%, due 01/01/26	2,416	0.0
39,141		4.000%, due 02/01/26	41,947	0.0
45,528		4.000%, due 04/01/26	48,794	0.0
13,746		4.000%, due 04/01/26	14,732	0.0
42,863		4.000%, due 05/01/26	45,938	0.0
362,457		4.000%, due 06/01/26	385,785	0.0
44,650		4.000%, due 06/01/26	47,843	0.0
98,520		4.000%, due 06/01/26	105,107	0.0
269,666		4.000%, due 08/01/26	289,012	0.0
452,156		4.000%, due 09/01/26	484,594	0.0
21,270		4.000%, due 05/01/29	22,780	0.0

15

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

154,399		4.000%, due 11/01/30	166,155	0.0
76,783		4.000%, due 02/01/31	82,624	0.0
42,352,062		4.000%, due 12/01/39	45,023,579	1.0
3,269,638		4.000%, due 07/01/42	3,475,883	0.1
965,784		4.000%, due 07/01/42	1,027,360	0.0
9,496,815		4.000%, due 07/01/42	10,098,549	0.2
3,867,963		4.000%, due 07/01/42	4,111,950	0.1
2,535,852		4.000%, due 08/01/42	2,695,810	0.1
1,017,453		4.000%, due 08/01/42	1,081,633	0.0
939,830		4.000%, due 08/01/42	999,113	0.0
1,270,923	^	4.000%, due 08/25/43	255,274	0.0
1,906,867		4.000%, due 10/01/43	2,027,150	0.1
958,101		4.000%, due 10/01/43	1,018,537	0.0
253,168,000	W	4.000%, due 07/01/44	268,753,655	5.6
255,000		4.366%, due 12/01/36	271,745	0.0
150,403		4.500%, due 11/01/17	159,637	0.0
160,683		4.500%, due 02/01/20	170,673	0.0
21,204		4.500%, due 05/01/20	22,529	0.0
36,202		4.500%, due 08/01/20	38,500	0.0
34,228		4.500%, due 09/01/20	36,414	0.0
109,577		4.500%, due 11/01/22	116,548	0.0
3,253		4.500%, due 03/01/23	3,468	0.0
9,073		4.500%, due 04/01/23	9,676	0.0
80,176		4.500%, due 05/01/23	85,504	0.0
1,024,987		4.500%, due 05/01/23	1,093,101	0.0
62,134		4.500%, due 05/01/23	66,248	0.0
2,360		4.500%, due 06/01/23	2,516	0.0
270,114		4.500%, due 07/01/23	288,028	0.0
424,196		4.500%, due 04/01/24	454,760	0.0
100,526		4.500%, due 04/01/24	107,628	0.0
31,079		4.500%, due 05/01/24	33,300	0.0
237,276		4.500%, due 05/01/24	252,940	0.0
98,407		4.500%, due 06/01/24	105,380	0.0
139,092		4.500%, due 08/01/24	148,999	0.0
15,153		4.500%, due 09/01/24	16,247	0.0
155,282		4.500%, due 01/01/25	166,508	0.0
153,295		4.500%, due 02/01/25	163,450	0.0
96,907		4.500%, due 03/01/25	103,757	0.0
62,468		4.500%, due 04/01/25	66,404	0.0
40,823		4.500%, due 04/01/25	43,776	0.0
24,668		4.500%, due 04/01/25	26,451	0.0
158,882		4.500%, due 05/01/25	169,514	0.0
8,053		4.500%, due 06/01/25	8,631	0.0
8,456		4.500%, due 07/01/25	9,015	0.0
1,106,335		4.500%, due 07/01/25	1,186,364	0.0
199,440		4.500%, due 10/01/25	216,144	0.0
553,961		4.500%, due 03/01/26	593,524	0.0
109,945		4.500%, due 05/01/26	116,824	0.0
137,119		4.500%, due 06/01/26	146,206	0.0
127,526		4.500%, due 07/01/26	136,739	0.0
2,656,059		4.500%, due 04/01/29	2,878,525	0.1
502,443		4.500%, due 06/01/29	544,526	0.0
38,160		4.500%, due 06/01/29	41,357	0.0
461,278		4.500%, due 07/01/29	504,340	0.0
10,069		4.500%, due 10/01/29	10,975	0.0
59,283		4.500%, due 06/01/30	64,873	0.0
1,554,924		4.500%, due 10/01/30	1,700,748	0.1
306,693		4.500%, due 05/01/31	335,598	0.0
210,702		4.500%, due 10/01/33	229,004	0.0
80,940		4.500%, due 01/01/34	87,917	0.0
24,755		4.500%, due 07/01/34	26,829	0.0
35,137,000	W	4.500%, due 07/15/35	38,063,262	0.8
10,029		4.500%, due 09/01/35	10,869	0.0
123,020		4.500%, due 09/01/35	133,324	0.0
198,186		4.500%, due 11/01/35	215,014	0.0
467,970		4.500%, due 02/01/36	507,166	0.0
5,974,243		4.500%, due 06/01/36	6,474,633	0.2
482,027		4.500%, due 01/01/37	522,401	0.0
165,955		4.500%, due 09/01/37	180,336	0.0
17,842		4.500%, due 02/01/38	19,337	0.0
145,890	4.500%, due 01/01/39	158,188	0.0
196,734	4.500%, due 02/01/39	213,261	0.0
511,440	4.500%, due 04/01/39	554,277	0.0
95,352	4.500%, due 04/01/39	103,338	0.0
497,538	4.500%, due 04/01/39	539,697	0.0
522,288	4.500%, due 05/01/39	566,082	0.0
61,494	4.500%, due 05/01/39	67,047	0.0
18,990	4.500%, due 05/01/39	20,755	0.0
3,954	4.500%, due 05/01/39	4,285	0.0
477,611	4.500%, due 05/01/39	518,021	0.0
61,747	4.500%, due 06/01/39	66,919	0.0
520,460	4.500%, due 06/01/39	564,053	0.0
259,115	4.500%, due 07/01/39	283,404	0.0
138,571	4.500%, due 07/01/39	150,212	0.0
463,282	4.500%, due 07/01/39	502,085	0.0
418,848	4.500%, due 08/01/39	453,930	0.0
1,406,127	4.500%, due 08/01/39	1,525,191	0.0
315,708	4.500%, due 08/01/39	342,151	0.0
624,872	4.500%, due 08/01/39	677,799	0.0
968,407	4.500%, due 09/01/39	1,050,201	0.0
1,032,999	4.500%, due 10/01/39	1,119,961	0.0
59,989	4.500%, due 11/01/39	65,014	0.0
511,120	4.500%, due 11/01/39	553,930	0.0
83,648	4.500%, due 12/01/39	90,737	0.0
25,712	4.500%, due 12/01/39	27,882	0.0
2,468,517	4.500%, due 01/01/40	2,676,004	0.1
9,164,637	4.500%, due 01/01/40	9,937,320	0.2
14,324	4.500%, due 01/01/40	15,524	0.0
451,556	4.500%, due 02/01/40	489,378	0.0
994,285	4.500%, due 02/01/40	1,083,320	0.0
367,554	4.500%, due 04/01/40	398,340	0.0
4,538,471	4.500%, due 04/01/40	4,918,604	0.1
140,385	4.500%, due 05/01/40	152,143	0.0
446,749	4.500%, due 06/01/40	484,344	0.0
713,316	4.500%, due 06/01/40	773,324	0.0
20,957	4.500%, due 06/01/40	22,712	0.0
1,905,425	4.500%, due 06/01/40	2,065,153	0.1
259,677	4.500%, due 06/01/40	281,515	0.0
353,816	4.500%, due 07/01/40	383,627	0.0
718,866	4.500%, due 07/01/40	779,271	0.0
474,568	4.500%, due 07/01/40	514,317	0.0
75,475	4.500%, due 08/01/40	81,796	0.0
7,399,945	4.500%, due 08/01/40	8,022,554	0.2
16,898	4.500%, due 08/01/40	18,319	0.0
175,508	4.500%, due 08/01/40	190,342	0.0
530,428	4.500%, due 08/01/40	574,855	0.0
537,300	4.500%, due 08/01/40	582,704	0.0
770,950	4.500%, due 08/01/40	835,804	0.0
15,178	4.500%, due 08/01/40	16,450	0.0
18,420	4.500%, due 08/01/40	19,972	0.0
525,037	4.500%, due 08/01/40	569,013	0.0
178,095	4.500%, due 08/01/40	193,011	0.0
135,506	4.500%, due 09/01/40	146,883	0.0
13,826	4.500%, due 09/01/40	14,986	0.0
1,189,151	4.500%, due 09/01/40	1,289,691	0.0
733,663	4.500%, due 09/01/40	795,113	0.0
79,360	4.500%, due 09/01/40	86,014	0.0
129,874	4.500%, due 09/01/40	140,752	0.0
100,499	4.500%, due 09/01/40	108,929	0.0
121,193	4.500%, due 09/01/40	131,344	0.0
320,258	4.500%, due 10/01/40	347,082	0.0
950,094	4.500%, due 10/01/40	1,030,265	0.0
774,729	4.500%, due 10/01/40	839,741	0.0
450,793	4.500%, due 10/01/40	489,663	0.0
224,693	4.500%, due 10/01/40	243,556	0.0
2,361,101	4.500%, due 11/01/40	2,558,862	0.1
451,514	4.500%, due 11/01/40	489,332	0.0
332,967	4.500%, due 11/01/40	360,856	0.0
805,402	4.500%, due 11/01/40	874,708	0.0
4,159,055	4.500%, due 11/01/40	4,507,409	0.1
16

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

155,718	4.500%, due 11/01/40	168,801	0.0
198,417	4.500%, due 12/01/40	215,117	0.0
149,011	4.500%, due 12/01/40	161,516	0.0
580,512	4.500%, due 12/01/40	630,967	0.0
19,128	4.500%, due 12/01/40	20,730	0.0
382,975	4.500%, due 12/01/40	415,052	0.0
750,289	4.500%, due 12/01/40	813,132	0.0
215,445	4.500%, due 12/01/40	233,609	0.0
251,260	4.500%, due 12/01/40	272,305	0.0
67,065	4.500%, due 01/01/41	72,690	0.0
683,114	4.500%, due 01/01/41	740,564	0.0
2,772,706	4.500%, due 01/01/41	3,006,575	0.1
914,506	4.500%, due 01/01/41	991,103	0.0
314,998	4.500%, due 01/01/41	341,381	0.0
6,788,054	4.500%, due 01/01/41	7,357,231	0.2
169,567	4.500%, due 02/01/41	183,770	0.0
479,754	4.500%, due 02/01/41	519,991	0.0
7,449,864	4.500%, due 02/01/41	8,074,390	0.2
451,504	4.500%, due 02/01/41	489,321	0.0
343,919	4.500%, due 02/01/41	372,774	0.0
233,759	4.500%, due 02/01/41	253,338	0.0
730,164	4.500%, due 03/01/41	791,321	0.0
174,833	4.500%, due 03/01/41	189,502	0.0
326,070	4.500%, due 03/01/41	353,381	0.0
512,200	4.500%, due 03/01/41	555,101	0.0
1,048,550	4.500%, due 03/01/41	1,136,375	0.0
29,971	4.500%, due 03/01/41	32,483	0.0
170,388	4.500%, due 03/01/41	184,743	0.0
445,412	4.500%, due 03/01/41	482,719	0.0
128,816	4.500%, due 03/01/41	139,605	0.0
145,793	4.500%, due 04/01/41	158,005	0.0
2,572,376	4.500%, due 04/01/41	2,789,001	0.1
224,241	4.500%, due 04/01/41	243,082	0.0
528,074	4.500%, due 04/01/41	572,388	0.0
618,582	4.500%, due 04/01/41	670,417	0.0
64,876	4.500%, due 04/01/41	70,310	0.0
186,622	4.500%, due 04/01/41	202,253	0.0
35,331	4.500%, due 04/01/41	38,290	0.0
148,228	4.500%, due 04/01/41	160,643	0.0
1,292,971	4.500%, due 04/01/41	1,401,727	0.0
2,365,920	4.500%, due 05/01/41	2,564,148	0.1
2,133,993	4.500%, due 05/01/41	2,313,586	0.1
27,629	4.500%, due 05/01/41	29,943	0.0
386,398	4.500%, due 05/01/41	418,762	0.0
764,229	4.500%, due 05/01/41	830,715	0.0
140,052	4.500%, due 05/01/41	151,783	0.0
160,322	4.500%, due 05/01/41	173,750	0.0
14,973,136	4.500%, due 05/01/41	16,231,305	0.4
15,852	4.500%, due 05/01/41	17,292	0.0
1,679,860	4.500%, due 05/01/41	1,820,562	0.1
72,653	4.500%, due 06/01/41	78,752	0.0
201,831	4.500%, due 06/01/41	218,736	0.0
1,478,633	4.500%, due 06/01/41	1,602,480	0.0
1,440,954	4.500%, due 06/01/41	1,561,906	0.0
79,149	4.500%, due 07/01/41	85,779	0.0
524,100	4.500%, due 07/01/41	568,004	0.0
13,425	4.500%, due 07/01/41	14,550	0.0
33,056	4.500%, due 07/01/41	35,827	0.0
223,006	4.500%, due 07/01/41	241,715	0.0
624,025	4.500%, due 07/01/41	676,494	0.0
685,855	4.500%, due 07/01/41	743,401	0.0
295,343	4.500%, due 07/01/41	320,080	0.0
763,515	4.500%, due 08/01/41	827,561	0.0
275,646	4.500%, due 08/01/41	298,734	0.0
689,094	4.500%, due 08/01/41	746,811	0.0
308,719	4.500%, due 08/01/41	334,577	0.0
104,733	4.500%, due 08/01/41	113,546	0.0
948,348	4.500%, due 08/01/41	1,030,672	0.0
210,386	4.500%, due 08/01/41	228,008	0.0
627,635	4.500%, due 08/01/41	680,204	0.0
783,728		4.500%, due 09/01/41	849,523	0.0
7,455,838		4.500%, due 09/01/41	8,080,323	0.2
7,506,518		4.500%, due 09/01/41	8,135,249	0.2
30,913		4.500%, due 09/01/41	33,503	0.0
96,197		4.500%, due 09/01/41	104,301	0.0
2,542,840		4.500%, due 09/01/41	2,759,613	0.1
227,779		4.500%, due 10/01/41	246,857	0.0
749,898		4.500%, due 10/01/41	812,720	0.0
167,588		4.500%, due 10/01/41	181,661	0.0
604,622		4.500%, due 10/01/41	655,264	0.0
156,855		4.500%, due 10/01/41	169,993	0.0
4,993,674		4.500%, due 10/01/41	5,411,934	0.1
1,886,991		4.500%, due 10/01/41	2,045,041	0.1
4,168,053		4.500%, due 10/01/41	4,517,160	0.1
1,663,882		4.500%, due 11/01/41	1,803,483	0.1
31,149		4.500%, due 11/01/41	33,766	0.0
776,311		4.500%, due 12/01/41	841,333	0.0
3,717,839		4.500%, due 12/01/41	4,029,237	0.1
156,506		4.500%, due 01/01/42	169,615	0.0
60,918		4.500%, due 01/01/42	66,578	0.0
265,301		4.500%, due 01/01/42	287,522	0.0
38,931		4.500%, due 02/01/42	42,192	0.0
228,709		4.500%, due 03/01/42	248,335	0.0
39,103		4.500%, due 03/01/42	42,490	0.0
355,043		4.500%, due 04/01/42	384,781	0.0
28,215		4.500%, due 08/01/42	30,858	0.0
26,174		4.500%, due 09/01/42	28,489	0.0
29,774		4.500%, due 01/01/43	32,268	0.0
44,734		4.500%, due 12/01/43	48,481	0.0
522,757		4.997%, due 07/01/35	563,503	0.0
4,718,801	^	5.000%, due 05/25/18	299,330	0.0
4,436		5.000%, due 04/01/23	4,930	0.0
84,953		5.000%, due 12/01/23	90,151	0.0
303,433		5.000%, due 04/01/26	337,223	0.0
335,591		5.000%, due 05/01/26	372,961	0.0
184,377		5.000%, due 08/01/27	204,909	0.0
96,215		5.000%, due 04/01/28	106,930	0.0
581,175		5.000%, due 05/01/33	647,228	0.0
1,143,228		5.000%, due 06/01/33	1,276,804	0.0
94,963		5.000%, due 08/01/33	105,894	0.0
1,233,396		5.000%, due 09/01/33	1,375,895	0.0
296,727		5.000%, due 02/01/34	331,410	0.0
616,060		5.000%, due 03/01/34	687,544	0.0
219,229		5.000%, due 06/01/34	244,171	0.0
1,802,113		5.000%, due 07/25/34	1,845,476	0.1
33,778		5.000%, due 11/01/34	37,539	0.0
1,341,599		5.000%, due 02/01/35	1,497,048	0.0
1,518,388		5.000%, due 03/01/35	1,691,128	0.1
153,778		5.000%, due 04/01/35	171,402	0.0
47,299		5.000%, due 05/01/35	52,652	0.0
5,498,456		5.000%, due 07/01/35	6,127,510	0.1
2,007,373		5.000%, due 07/01/35	2,237,636	0.1
507,615		5.000%, due 08/01/35	564,994	0.0
26,428		5.000%, due 09/01/35	29,503	0.0
532,403		5.000%, due 10/01/35	592,504	0.0
15,209		5.000%, due 10/01/35	16,922	0.0
891,695		5.000%, due 02/01/36	991,989	0.0
285,816		5.000%, due 03/01/36	318,035	0.0
286,686		5.000%, due 04/01/36	318,835	0.0
270,402		5.000%, due 05/01/36	300,762	0.0
1,766,521		5.000%, due 07/01/36	1,970,557	0.1
7,674,071		5.000%, due 12/01/36	8,534,223	0.2
6,451,226		5.000%, due 07/01/37	7,189,774	0.2
2,518,250		5.000%, due 07/01/37	2,812,580	0.1
201,202		5.000%, due 04/01/39	223,607	0.0
211,536		5.000%, due 07/01/39	235,092	0.0
1,718,450		5.000%, due 11/01/40	1,912,186	0.1
34,172,457	^	5.000%, due 01/25/41	5,527,456	0.1
1,279,325		5.000%, due 02/01/41	1,434,249	0.0
610,907		5.000%, due 03/01/41	679,298	0.0
17

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

263,320		5.000%, due 04/01/41	292,780	0.0
897,403		5.000%, due 05/01/41	999,245	0.0
3,415,577		5.000%, due 06/01/41	3,803,991	0.1
1,969,188		5.000%, due 06/01/41	2,190,425	0.1
10,241,889	^	5.000%, due 04/25/42	2,241,034	0.1
123		5.500%, due 10/01/14	131	0.0
863		5.500%, due 10/01/16	916	0.0
5,146		5.500%, due 11/01/16	5,466	0.0
16,883		5.500%, due 12/01/16	17,933	0.0
2,075		5.500%, due 04/01/17	2,204	0.0
172,593		5.500%, due 01/01/18	183,329	0.0
1,865		5.500%, due 01/01/18	1,983	0.0
3,639		5.500%, due 02/01/18	3,866	0.0
54,255		5.500%, due 02/01/18	57,643	0.0
3,375		5.500%, due 03/01/18	3,585	0.0
836		5.500%, due 06/01/18	888	0.0
13,755		5.500%, due 10/01/18	14,616	0.0
9,112		5.500%, due 01/01/20	9,679	0.0
8,014		5.500%, due 02/01/21	8,700	0.0
2,933		5.500%, due 12/01/22	3,216	0.0
243,553		5.500%, due 06/01/23	272,522	0.0
427,843		5.500%, due 02/01/24	479,847	0.0
49,307		5.500%, due 01/01/25	53,463	0.0
2,579,706		5.500%, due 05/01/25	2,740,234	0.1
14,202		5.500%, due 08/01/25	15,415	0.0
10,382		5.500%, due 01/01/32	11,620	0.0
4,082		5.500%, due 04/01/33	4,592	0.0
87,136		5.500%, due 10/01/33	97,500	0.0
93,446		5.500%, due 10/01/33	105,163	0.0
54,730		5.500%, due 11/01/33	61,479	0.0
138,959		5.500%, due 11/01/33	155,487	0.0
39,937		5.500%, due 11/01/33	44,859	0.0
3,253		5.500%, due 11/01/33	3,653	0.0
4,973		5.500%, due 12/01/33	5,589	0.0
129,174		5.500%, due 12/01/33	145,904	0.0
1,013,197		5.500%, due 12/01/33	1,137,087	0.0
75,284		5.500%, due 12/01/33	84,543	0.0
71,138		5.500%, due 12/01/33	79,600	0.0
514,053		5.500%, due 12/01/33	577,439	0.0
46,513		5.500%, due 01/01/34	52,156	0.0
42,185		5.500%, due 01/01/34	47,444	0.0
3,370		5.500%, due 01/01/34	3,787	0.0
152,740		5.500%, due 01/01/34	171,638	0.0
216,605		5.500%, due 11/01/34	243,797	0.0
91,738		5.500%, due 11/01/34	103,417	0.0
4,237		5.500%, due 12/01/34	4,763	0.0
131,299		5.500%, due 01/01/35	147,416	0.0
27,520		5.500%, due 01/01/35	30,943	0.0
103,823		5.500%, due 01/01/35	116,704	0.0
47,132		5.500%, due 02/01/35	52,876	0.0
6,394,460		5.500%, due 02/01/35	7,186,200	0.2
133,389		5.500%, due 03/01/35	149,255	0.0
2,684,814		5.500%, due 08/01/35	3,033,577	0.1
2,972		5.500%, due 11/01/35	3,326	0.0
2,313		5.500%, due 12/01/35	2,594	0.0
3,998		5.500%, due 12/01/35	4,490	0.0
431,452		5.500%, due 01/01/36	484,220	0.0
6,592		5.500%, due 02/01/36	7,384	0.0
61,940		5.500%, due 04/01/36	69,349	0.0
4,305,509		5.500%, due 07/01/36	4,841,207	0.1
2,681		5.500%, due 08/01/36	3,006	0.0
210,201		5.500%, due 09/01/36	236,476	0.0
422,505		5.500%, due 01/01/37	476,989	0.0
71,362		5.500%, due 01/01/37	79,850	0.0
260,234		5.500%, due 02/01/37	291,187	0.0
1,448,862		5.500%, due 03/01/37	1,625,543	0.1
54,893		5.500%, due 04/01/37	61,423	0.0
2,937		5.500%, due 05/01/37	3,286	0.0
182,077		5.500%, due 05/01/37	203,734	0.0
126,611		5.500%, due 06/01/37	141,671	0.0
202,486		5.500%, due 06/01/37	226,570	0.0
153,266		5.500%, due 06/01/37	171,496	0.0
145,638		5.500%, due 07/01/37	162,960	0.0
212,544		5.500%, due 08/01/37	238,523	0.0
146,628		5.500%, due 08/01/37	164,068	0.0
577,097		5.500%, due 09/01/37	645,738	0.0
2,362		5.500%, due 11/01/37	2,642	0.0
2,680,212		5.500%, due 01/01/38	2,999,004	0.1
6,307		5.500%, due 02/01/38	7,057	0.0
3,547		5.500%, due 02/01/38	3,969	0.0
1,395,388		5.500%, due 03/01/38	1,575,052	0.0
128,130		5.500%, due 03/01/38	143,371	0.0
2,399		5.500%, due 04/01/38	2,684	0.0
566,458		5.500%, due 04/01/38	633,835	0.0
111,550		5.500%, due 04/01/38	124,818	0.0
993,784		5.500%, due 05/01/38	1,111,988	0.0
14,989		5.500%, due 05/01/38	16,772	0.0
1,841,747		5.500%, due 05/01/38	2,060,810	0.1
503,386		5.500%, due 06/01/38	563,261	0.0
142,573		5.500%, due 06/01/38	159,531	0.0
13,947,775		5.500%, due 06/01/38	15,606,761	0.3
383,769		5.500%, due 07/01/38	429,416	0.0
227,785		5.500%, due 07/01/38	257,409	0.0
2,929		5.500%, due 07/01/38	3,277	0.0
125,160		5.500%, due 08/01/38	140,047	0.0
497,697		5.500%, due 08/01/38	556,894	0.0
350,997		5.500%, due 11/01/38	392,746	0.0
187,041		5.500%, due 12/01/38	209,288	0.0
6,344		5.500%, due 12/01/38	7,098	0.0
2,324		5.500%, due 12/01/38	2,601	0.0
2,261,075		5.500%, due 01/01/39	2,530,014	0.1
579,138		5.500%, due 01/01/39	648,023	0.0
1,467,854		5.500%, due 06/01/39	1,656,216	0.1
808,298		5.500%, due 06/01/39	913,191	0.0
152,956		5.500%, due 05/01/40	171,509	0.0
170,870		5.500%, due 06/01/40	191,314	0.0
11,491,381	^	5.500%, due 11/25/40	2,186,181	0.1
102,668		5.500%, due 07/01/41	114,879	0.0
5,187,024		5.500%, due 09/01/41	5,803,983	0.1
1,704,307		5.500%, due 09/01/41	1,911,586	0.1
43,071,446	^	5.948%, due 12/25/42	9,076,704	0.2
13,387		6.000%, due 06/01/16	13,780	0.0
25,068		6.000%, due 08/01/16	25,956	0.0
341		6.000%, due 08/01/16	352	0.0
7,425		6.000%, due 10/01/16	7,668	0.0
7,855		6.000%, due 10/01/16	8,112	0.0
5,957		6.000%, due 01/01/17	6,165	0.0
6,172		6.000%, due 01/01/17	6,333	0.0
6,329		6.000%, due 02/01/17	6,551	0.0
340		6.000%, due 02/01/17	353	0.0
599		6.000%, due 02/01/17	621	0.0
164		6.000%, due 03/01/17	170	0.0
17,431		6.000%, due 04/01/17	18,234	0.0
11,634		6.000%, due 04/01/17	12,016	0.0
6,635		6.000%, due 04/01/17	6,880	0.0
5,202		6.000%, due 04/01/17	5,304	0.0
7,298		6.000%, due 05/01/17	7,575	0.0
3,984		6.000%, due 05/01/17	4,135	0.0
28,233		6.000%, due 05/01/17	29,281	0.0
18,080		6.000%, due 05/01/17	18,806	0.0
3,673		6.000%, due 06/01/17	3,812	0.0
29,439		6.000%, due 06/01/17	30,568	0.0
11,742		6.000%, due 07/01/17	12,209	0.0
843		6.000%, due 07/01/17	844	0.0
11,160		6.000%, due 08/01/17	11,645	0.0
8,678		6.000%, due 08/01/17	9,007	0.0
11,888		6.000%, due 08/01/17	12,535	0.0
35,945		6.000%, due 09/01/17	37,686	0.0
117,615		6.000%, due 09/01/17	122,591	0.0
743		6.000%, due 10/01/17	776	0.0
18

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

30,533		6.000%, due 11/01/17	31,925	0.0
1,273		6.000%, due 02/01/18	1,335	0.0
29,214		6.000%, due 04/01/18	30,508	0.0
11,940		6.000%, due 09/01/18	12,574	0.0
13,078		6.000%, due 10/01/18	13,808	0.0
7,834		6.000%, due 11/01/18	8,249	0.0
74,647		6.000%, due 09/01/21	84,010	0.0
881,184		6.000%, due 06/01/22	991,700	0.0
80,939		6.000%, due 09/01/22	91,097	0.0
82,572		6.000%, due 10/01/22	92,934	0.0
157,492		6.000%, due 01/01/23	177,245	0.0
4,550		6.000%, due 03/01/24	5,122	0.0
1,579,648		6.000%, due 12/01/26	1,783,049	0.1
1,680,144		6.000%, due 08/01/27	1,892,836	0.1
1,550,528		6.000%, due 09/01/27	1,752,038	0.1
1,650,495		6.000%, due 10/01/27	1,867,027	0.1
3,321,900		6.000%, due 11/01/27	3,755,586	0.1
346,861		6.000%, due 11/01/28	391,562	0.0
493,308		6.000%, due 07/25/29	542,439	0.0
1,160,282		6.000%, due 07/25/29	1,275,841	0.0
1,574		6.000%, due 04/01/31	1,787	0.0
972,908		6.000%, due 04/25/31	1,083,365	0.0
1,179		6.000%, due 01/01/32	1,327	0.0
3,371		6.000%, due 11/01/32	3,812	0.0
170,719		6.000%, due 01/01/33	193,156	0.0
1,875,860	^	6.000%, due 08/25/33	401,571	0.0
12,144		6.000%, due 09/01/33	13,667	0.0
3,288		6.000%, due 01/01/34	3,701	0.0
225,045		6.000%, due 08/01/34	253,270	0.0
59,322		6.000%, due 05/01/35	66,793	0.0
38,238		6.000%, due 07/01/35	43,357	0.0
28,243		6.000%, due 07/01/35	31,786	0.0
478		6.000%, due 10/01/35	537	0.0
238,723		6.000%, due 11/01/35	270,583	0.0
246,405		6.000%, due 12/01/35	279,006	0.0
6,006		6.000%, due 12/01/35	6,759	0.0
262,047		6.000%, due 12/01/35	294,912	0.0
15,699		6.000%, due 01/01/36	17,781	0.0
192,129		6.000%, due 02/01/36	217,297	0.0
2,706		6.000%, due 02/01/36	3,060	0.0
144,144		6.000%, due 02/01/36	163,156	0.0
150,854		6.000%, due 03/01/36	170,880	0.0
137,890		6.000%, due 03/01/36	155,468	0.0
92,033		6.000%, due 04/01/36	103,861	0.0
187,991		6.000%, due 04/01/36	212,022	0.0
81,307		6.000%, due 05/01/36	91,817	0.0
64,003		6.000%, due 05/01/36	72,203	0.0
2,839		6.000%, due 06/01/36	3,196	0.0
41,984		6.000%, due 07/01/36	47,386	0.0
9,537		6.000%, due 07/01/36	10,799	0.0
434,059		6.000%, due 07/01/36	492,105	0.0
36,244		6.000%, due 07/01/36	40,984	0.0
1,576,715		6.000%, due 08/01/36	1,774,464	0.1
174,831		6.000%, due 08/01/36	197,406	0.0
21,154		6.000%, due 08/01/36	23,912	0.0
19,670		6.000%, due 08/01/36	22,209	0.0
113,863		6.000%, due 08/01/36	128,538	0.0
28,722		6.000%, due 09/01/36	32,325	0.0
228,169		6.000%, due 09/01/36	256,786	0.0
41,948		6.000%, due 09/01/36	47,209	0.0
365,208		6.000%, due 09/01/36	411,357	0.0
87,969		6.000%, due 09/01/36	99,227	0.0
113,532		6.000%, due 09/01/36	129,231	0.0
82,200		6.000%, due 09/01/36	92,845	0.0
85,482		6.000%, due 09/01/36	96,203	0.0
68,062		6.000%, due 10/01/36	76,603	0.0
51,282		6.000%, due 10/01/36	58,145	0.0
342,136		6.000%, due 10/01/36	385,933	0.0
96,959		6.000%, due 10/01/36	109,290	0.0
26,200		6.000%, due 10/01/36	29,486	0.0
88,676	6.000%, due 11/01/36	100,082	0.0
83,766	6.000%, due 11/01/36	94,512	0.0
14,739	6.000%, due 11/01/36	16,588	0.0
44,318	6.000%, due 11/01/36	49,997	0.0
9,596	6.000%, due 12/01/36	10,806	0.0
76,963	6.000%, due 12/01/36	86,867	0.0
18,160	6.000%, due 12/01/36	20,509	0.0
121,228	6.000%, due 12/01/36	136,432	0.0
54,316	6.000%, due 12/01/36	61,129	0.0
24,422	6.000%, due 12/01/36	27,564	0.0
236,545	6.000%, due 12/01/36	266,964	0.0
40,078	6.000%, due 01/01/37	45,104	0.0
23,253	6.000%, due 01/01/37	26,259	0.0
156,293	6.000%, due 01/01/37	175,894	0.0
60,472	6.000%, due 01/01/37	68,226	0.0
187,103	6.000%, due 01/01/37	211,045	0.0
5,412	6.000%, due 01/01/37	6,119	0.0
66,496	6.000%, due 02/01/37	74,982	0.0
73,599	6.000%, due 02/01/37	83,161	0.0
116,782	6.000%, due 02/01/37	131,429	0.0
398,088	6.000%, due 02/01/37	448,203	0.0
48,888	6.000%, due 03/01/37	55,205	0.0
398,317	6.000%, due 03/01/37	448,317	0.0
23,890	6.000%, due 03/01/37	27,000	0.0
4,001	6.000%, due 03/01/37	4,503	0.0
125,802	6.000%, due 03/01/37	141,580	0.0
246,877	6.000%, due 04/01/37	278,509	0.0
108,671	6.000%, due 04/01/37	122,300	0.0
564,557	6.000%, due 04/01/37	636,809	0.0
2,440	6.000%, due 04/01/37	2,746	0.0
173,643	6.000%, due 04/01/37	195,891	0.0
3,032	6.000%, due 04/01/37	3,412	0.0
2,818	6.000%, due 04/01/37	3,172	0.0
79,530	6.000%, due 04/01/37	89,837	0.0
2,009	6.000%, due 04/01/37	2,266	0.0
33,190	6.000%, due 04/01/37	37,353	0.0
12,054	6.000%, due 04/01/37	13,566	0.0
187,751	6.000%, due 04/01/37	211,298	0.0
231,823	6.000%, due 04/01/37	260,898	0.0
8,839	6.000%, due 04/01/37	9,948	0.0
63,820	6.000%, due 04/01/37	71,852	0.0
33,790	6.000%, due 04/01/37	38,028	0.0
6,438	6.000%, due 04/01/37	7,268	0.0
10,086	6.000%, due 04/01/37	11,386	0.0
177,912	6.000%, due 05/01/37	200,225	0.0
25,576	6.000%, due 05/01/37	28,812	0.0
4,194	6.000%, due 05/01/37	4,749	0.0
115,632	6.000%, due 05/01/37	130,134	0.0
31,133	6.000%, due 05/01/37	35,107	0.0
17,159	6.000%, due 05/01/37	19,311	0.0
199,861	6.000%, due 05/01/37	225,495	0.0
57,126	6.000%, due 05/01/37	64,455	0.0
84,082	6.000%, due 05/01/37	94,627	0.0
91,834	6.000%, due 05/01/37	103,574	0.0
6,423	6.000%, due 06/01/37	7,229	0.0
37,010	6.000%, due 06/01/37	41,738	0.0
132,571	6.000%, due 06/01/37	149,197	0.0
11,443	6.000%, due 06/01/37	12,878	0.0
20,588	6.000%, due 06/01/37	23,170	0.0
27,564	6.000%, due 06/01/37	31,025	0.0
14,357	6.000%, due 06/01/37	16,212	0.0
86,437	6.000%, due 06/01/37	97,278	0.0
234,447	6.000%, due 06/01/37	264,627	0.0
66,727	6.000%, due 07/01/37	75,247	0.0
335,868	6.000%, due 07/01/37	378,208	0.0
14,760	6.000%, due 07/01/37	16,628	0.0
61,631	6.000%, due 07/01/37	69,516	0.0
175,866	6.000%, due 07/01/37	197,980	0.0
36,594	6.000%, due 07/01/37	41,263	0.0
80,279	6.000%, due 07/01/37	90,348	0.0
19

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

51,921		6.000%, due 07/01/37	58,588	0.0
71,508		6.000%, due 07/01/37	80,476	0.0
22,316		6.000%, due 07/01/37	25,115	0.0
66,710		6.000%, due 07/01/37	75,082	0.0
181,778		6.000%, due 08/01/37	204,576	0.0
93,154		6.000%, due 08/01/37	104,837	0.0
149,171		6.000%, due 08/01/37	167,880	0.0
52,801		6.000%, due 08/01/37	59,424	0.0
313,607		6.000%, due 08/01/37	354,034	0.0
80,125		6.000%, due 08/01/37	90,244	0.0
248,224		6.000%, due 08/01/37	279,458	0.0
46,755		6.000%, due 08/01/37	52,641	0.0
209,882		6.000%, due 09/01/37	236,205	0.0
5,883		6.000%, due 09/01/37	6,621	0.0
92,050		6.000%, due 09/01/37	103,999	0.0
22,753		6.000%, due 09/01/37	25,683	0.0
75,066		6.000%, due 09/01/37	84,481	0.0
1,458,173		6.000%, due 09/01/37	1,645,660	0.1
61,996		6.000%, due 09/01/37	69,771	0.0
17,602		6.000%, due 10/01/37	19,810	0.0
14,468		6.000%, due 10/01/37	16,282	0.0
5,513		6.000%, due 11/01/37	6,205	0.0
326,001		6.000%, due 11/01/37	367,258	0.0
205,677		6.000%, due 11/01/37	231,967	0.0
123,760		6.000%, due 12/01/37	139,282	0.0
266,826		6.000%, due 12/01/37	302,533	0.0
226,747		6.000%, due 12/01/37	255,785	0.0
36,796		6.000%, due 12/01/37	41,410	0.0
52,382		6.000%, due 12/01/37	58,952	0.0
1,534,338		6.000%, due 01/01/38	1,750,243	0.1
605,791		6.000%, due 02/01/38	684,504	0.0
567,497		6.000%, due 02/01/38	638,906	0.0
182,532		6.000%, due 02/01/38	205,425	0.0
74,955		6.000%, due 03/01/38	84,356	0.0
65,433		6.000%, due 03/01/38	73,639	0.0
21,417		6.000%, due 05/01/38	24,139	0.0
372,314		6.000%, due 05/01/38	419,009	0.0
5,436		6.000%, due 06/01/38	6,118	0.0
262,386		6.000%, due 07/01/38	295,294	0.0
89,315		6.000%, due 07/01/38	100,517	0.0
2,493		6.000%, due 08/01/38	2,805	0.0
35,944		6.000%, due 09/01/38	40,452	0.0
70,704		6.000%, due 09/01/38	79,571	0.0
37,883		6.000%, due 09/01/38	42,662	0.0
138,051		6.000%, due 09/01/38	155,722	0.0
62,032		6.000%, due 10/01/38	70,040	0.0
59,384		6.000%, due 10/01/38	66,831	0.0
6,242		6.000%, due 10/01/38	7,025	0.0
5,994		6.000%, due 10/01/38	6,746	0.0
2,840		6.000%, due 11/01/38	3,196	0.0
5,988		6.000%, due 11/01/38	6,739	0.0
342,924		6.000%, due 12/01/38	387,248	0.0
271,401		6.000%, due 12/01/38	307,235	0.0
364,123		6.000%, due 12/01/39	410,220	0.0
2,267,691		6.000%, due 02/01/40	2,552,101	0.1
326,679		6.000%, due 09/01/40	369,519	0.0
1,114,977		6.000%, due 10/01/40	1,256,025	0.0
1,634,205		6.000%, due 05/01/41	1,842,573	0.1
7,681,773	^	6.298%, due 02/25/42	1,571,672	0.0
8,454,039	^	6.448%, due 10/25/40	1,467,859	0.0
22		6.500%, due 11/01/15	22	0.0
7,291		6.500%, due 09/01/16	7,516	0.0
1,575		6.500%, due 02/01/17	1,579	0.0
1,567		6.500%, due 02/01/17	1,638	0.0
1,963		6.500%, due 02/01/17	2,038	0.0
843		6.500%, due 03/01/17	876	0.0
12,289		6.500%, due 04/01/17	12,750	0.0
13,080		6.500%, due 04/01/27	14,792	0.0
14,660		6.500%, due 02/01/28	16,568	0.0
228		6.500%, due 06/01/29	258	0.0
27,721		6.500%, due 01/01/32	31,295	0.0
29,780		6.500%, due 04/01/32	33,783	0.0
24,546		6.500%, due 09/01/32	27,750	0.0
48,814		6.500%, due 10/01/32	55,150	0.0
49,161		6.500%, due 10/01/32	55,497	0.0
18,108		6.500%, due 03/01/38	20,516	0.0
1,181,121		6.500%, due 06/17/38	1,213,742	0.0
2,631,539	^	6.548%, due 08/25/26	382,827	0.0
8,666,399	^	6.588%, due 01/25/37	1,612,749	0.1
21,762,857	^	6.598%, due 10/25/35	4,062,640	0.1
3,698		7.000%, due 08/01/25	4,115	0.0
1,841		7.000%, due 11/01/25	1,893	0.0
15,163		7.000%, due 12/01/25	16,300	0.0
1,782		7.000%, due 12/01/25	1,846	0.0
5,671		7.000%, due 02/01/26	6,196	0.0
19,905		7.000%, due 02/01/26	20,190	0.0
23,901		7.000%, due 03/01/26	26,419	0.0
5,672		7.000%, due 03/01/26	5,896	0.0
11,060		7.000%, due 03/01/26	12,275	0.0
11,303		7.000%, due 03/01/26	11,462	0.0
2,515		7.000%, due 12/01/27	2,811	0.0
18,882		7.000%, due 06/01/31	19,490	0.0
970,768		7.000%, due 03/01/38	1,140,962	0.0
1,169,097		7.000%, due 04/01/38	1,398,162	0.0
3,256		7.500%, due 11/01/29	3,698	0.0
22,063		7.500%, due 10/01/30	24,066	0.0
59,754		7.500%, due 11/01/30	63,585	0.0
25,716		7.500%, due 09/01/31	31,030	0.0
35,257		10.000%, due 02/25/19	38,944	0.0
1,871,756		15.120%, due 03/25/38	2,321,758	0.1
224,874		23.392%, due 07/25/35	246,585	0.0
678,313		24.555%, due 01/25/35	931,183	0.0
182,592		27.992%, due 02/25/34	257,480	0.0
630,492		32.690%, due 11/25/36	1,068,529	0.0
			1,495,035,805	31.0

		Government National Mortgage Association: 4.3%
168,103		1.625%, due 01/20/27	173,070	0.0
211,834		1.625%, due 08/20/27	218,716	0.0
42,758		1.625%, due 04/20/28	44,182	0.0
152,208		1.625%, due 10/20/29	157,386	0.0
24,622		1.625%, due 12/20/29	25,462	0.0
981,315		1.625%, due 02/20/30	1,013,682	0.0
7,144,000	W	3.000%, due 11/15/41	7,423,063	0.2
69,122,000		3.500%, due 02/20/42	72,021,889	1.5
14,557,954	^	4.000%, due 08/16/26	1,849,311	0.1
3,255,106		4.000%, due 11/20/40	3,493,821	0.1
1,524,389		4.000%, due 10/20/41	1,591,288	0.0
1,892,675		4.000%, due 10/20/42	2,029,505	0.1
23,178,000		4.000%, due 07/01/44	24,811,324	0.5
11,300,018	^	4.500%, due 12/20/37	1,139,842	0.0
6,282,450		4.500%, due 05/20/39	6,874,414	0.2
2,000,000		4.500%, due 05/20/39	2,170,705	0.1
6,230,923	^	4.500%, due 05/20/40	1,022,827	0.0
4,961,105		4.500%, due 08/20/41	5,429,434	0.1
3,044,481		4.750%, due 05/20/39	3,309,809	0.1
45,836		5.000%, due 11/15/35	50,641	0.0
18,779		5.000%, due 11/15/35	20,698	0.0
23,300		5.000%, due 11/15/35	25,730	0.0
31,334		5.000%, due 11/15/35	34,715	0.0
935,819		5.000%, due 03/15/38	1,028,840	0.0
29,947		5.000%, due 06/15/38	32,924	0.0
11,108		5.000%, due 07/15/38	12,212	0.0
20

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

11,388		5.000%, due 09/15/38	12,521	0.0
2,458,405		5.000%, due 12/15/38	2,702,802	0.1
4,696,395		5.000%, due 01/15/39	5,160,383	0.1
583,490		5.000%, due 01/15/39	641,789	0.0
222,891		5.000%, due 02/15/39	245,161	0.0
515,406		5.000%, due 02/15/39	566,237	0.0
786,457		5.000%, due 03/15/39	865,020	0.0
581,947		5.000%, due 03/15/39	640,094	0.0
16,359		5.000%, due 03/15/39	17,993	0.0
276,287		5.000%, due 05/15/39	303,721	0.0
856,206		5.000%, due 05/15/39	941,385	0.0
4,784		5.000%, due 05/15/39	5,261	0.0
5,195,037	^	5.000%, due 06/16/39	54,635	0.0
508,190		5.000%, due 07/15/39	558,969	0.0
35,510		5.000%, due 11/15/39	39,187	0.0
4,365,349	^	5.000%, due 11/20/39	789,979	0.0
13,460,068	^	5.000%, due 01/20/40	3,634,461	0.1
9,232,717	^	5.000%, due 03/20/40	1,665,261	0.0
7,714		5.000%, due 04/15/40	8,520	0.0
851,433		5.000%, due 09/15/40	937,013	0.0
281,850		5.000%, due 10/15/40	310,084	0.0
5,340,211	^	5.000%, due 10/20/40	919,853	0.0
384,056		5.000%, due 05/15/42	421,933	0.0
4,265,784		5.140%, due 10/20/60	4,711,430	0.1
2,692,216		5.288%, due 10/20/60	3,002,370	0.1
2,543,476		5.500%, due 09/15/39	2,865,181	0.1
1,518,908		5.500%, due 03/20/60	1,683,419	0.1
9,593,854	^	5.697%, due 06/20/40	1,538,021	0.0
39,454,797	^	5.948%, due 05/16/40	6,042,589	0.1
34,970,407	^	6.047%, due 05/20/37	5,253,870	0.1
7,336,906	^	6.047%, due 06/20/38	793,611	0.0
12,384,067	^	6.047%, due 04/20/39	1,811,907	0.1
46,660,171	^	6.048%, due 04/16/44	6,374,601	0.1
8,241,632	^	6.147%, due 05/20/39	833,983	0.0
6,032,622	^	6.247%, due 04/20/38	838,369	0.0
4,191,450	^	6.348%, due 05/16/38	712,547	0.0
11,634,260	^	6.348%, due 01/16/39	2,090,127	0.1
16,661,883	^	6.467%, due 08/20/40	3,553,648	0.1
7,710,807	^	6.498%, due 09/16/40	1,430,406	0.0
3,211,134	^	6.618%, due 02/16/35	586,969	0.0
7,395,495	^	6.847%, due 04/20/36	784,317	0.0
226,546		7.000%, due 05/16/32	256,362	0.0
1,086,106		21.552%, due 03/20/37	1,600,212	0.0
660,695		24.744%, due 04/16/37	927,302	0.0
			205,138,993	4.3

	Total U.S. Government Agency Obligations (Cost $1,945,839,532)		1,979,043,902	41.0

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		Financials: 0.0%
1,500	#,P	Ally Financial, Inc.	1,511,297	0.0

	Total Preferred Stock (Cost $1,443,750)		1,511,297	0.0

INVESTMENT COMPANIES: 9.3%
		Affiliated Investment Companies: 9.3%
6,750,759		Voya Emerging Markets Corporate Debt Fund - Class P	68,182,663	1.4
13,264,006	Voya Emerging Markets Hard Currency Debt Fund - Class P	130,517,822	2.7
6,878,474	Voya Emerging Markets Local Currency Debt Fund - Class P	62,456,541	1.3
1,074,930	Voya Floating Rate Fund - Class P	10,953,535	0.2
8,732,647	Voya High Yield Bond Fund - Class P	74,402,149	1.6
9,079,580	Voya Investment Grade Credit Fund - Class P	100,329,359	2.1

	Total Investment Companies (Cost $448,875,902)	446,842,069	9.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.5%
		Interest Rate Swaptions: 0.5%
966,560,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	714,547	0.0
966,560,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	714,547	0.0
966,560,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	9,271,750	0.2
966,560,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	9,271,750	0.2
21

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

993,819,485	@ Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	1,795,466	0.1
		21,768,060	0.5

	Total Purchased Options (Cost $20,885,915)	21,768,060	0.5

	Total Long-Term Investments (Cost $5,625,928,537)	5,740,248,794	119.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.7%
3,300,000	Concord Minutemen Capital Co. LLC, 0.200%, 08/04/14	3,299,358	0.1
7,500,000	Dominion Resources Inc., 0.220%, 07/11/14	7,499,496	0.2
10,000,000	Kroger Co, 0.200%, 07/07/14	9,999,618	0.2
2,000,000	Time Warner, 0.290%, 07/08/14	1,999,871	0.0
9,815,000	Volkswagen, 0.200%, 07/09/14	9,814,509	0.2
		32,612,852	0.7

	U.S. Treasury Bills: 0.0%
1,886,000	United States Treasury Bill, 0.030%, 07/31/14
	(Cost $1,885,917)	1,885,957	0.0

	Securities Lending Collateralcc(1): 0.8%
6,545,722	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $6,545,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,676,636, due 07/15/14-04/20/64)	6,545,722	0.1
8,711,943	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $8,711,976, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,886,182, due 01/01/17-03/01/48)	8,711,943	0.2
8,711,943	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $8,711,960, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $8,886,208, due 07/10/14-08/15/42)	8,711,943	0.2
4,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $4,000,016, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $4,080,000, due 12/31/17-04/15/28)	4,000,000	0.1
8,711,943	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $8,711,969, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $8,886,182, due 07/01/14-07/15/56)	8,711,943	0.2
		36,681,551	0.8
22

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.2%
9,707,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,707,000)	9,707,000	0.2

	Total Short-Term Investments (Cost $80,887,320)	80,887,360	1.7

	Total Investments in Securities (Cost $5,706,815,857)	$5,821,136,154	120.7
	Liabilities in Excess of Other Assets	(999,896,702)	(20.7)
	Net Assets	$4,821,239,452	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $5,708,208,269.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$145,186,171
Gross Unrealized Depreciation	(32,258,286)
Net Unrealized Appreciation	$112,927,885
23

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 3, 2014